FIDELITY


(REGISTERED TRADEMARK)
PURITAN(registered trademark)
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     45   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    49   Notes to the financial statements.

REPORT OF INDEPENDENT    55   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective January 1, 1996, the fund's 2% sales charge was eliminated. If this sales charge were taken into account, total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

Puritan                           7.77%    23.76%   109.35%   235.64%

Lehman Brothers Aggregate
 Bond Index                       7.25%    16.95%   56.38%    151.05%

S&P 500(registered trademark)     14.54%   38.66%   113.54%   311.87%

Equity Income Funds               12.93%   30.63%   100.26%   213.70%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market - and the performance of the Lehman Brothers Aggregate Bond Index, a broad measure of the bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 136 equity income funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Puritan                                23.76%   15.92%   12.87%

Lehman Brothers Aggregate Bond Index   16.95%   9.35%    9.64%

S&P 500(registered trademark)          38.66%   16.38%   15.20%

Equity Income Funds Average            30.63%   14.76%   11.78%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                       Puritan (004)      Standard & Poor's 5LB Aggregate
Bond
              01/31/86           10000.00           10000.00
10000.00
              02/28/86           10536.28           10748.00
10394.25
              03/31/86           10962.15           11347.74
10719.62
              04/30/86           10962.38           11219.51
10774.22
              05/31/86           11098.41           11816.39
10568.66
              06/30/86           11186.42           12016.08
10844.57
              07/31/86           10895.13           11344.38
10940.94
              08/31/86           11484.94           12186.14
11212.08
              09/30/86           11268.87           11178.34
11101.79
              10/31/86           11592.84           11823.33
11262.64
              11/30/86           11698.39           12110.64
11419.46
              12/31/86           11733.57           11801.82
11463.07
              01/31/87           12450.16           13391.53
11624.29
              02/28/87           12691.13           13920.49
11704.90
              03/31/87           12905.33           14322.79
11652.13
              04/30/87           12825.38           14195.32
11332.62
              05/31/87           12807.28           14318.82
11288.29
              06/30/87           13142.17           15041.92
11443.65
              07/31/87           13515.04           15804.55
11434.85
              08/31/87           13790.67           16394.05
11373.66
              09/30/87           13503.90           16035.03
11131.47
              10/31/87           11508.98           12581.08
11527.92
              11/30/87           11099.68           11544.40
11620.26
              12/31/87           11523.46           12422.93
11778.54
              01/31/88           12223.06           12945.93
12192.58
              02/29/88           12592.85           13549.21
12337.31
              03/31/88           12361.51           13130.54
12221.53
              04/30/88           12534.19           13276.29
12155.58
              05/31/88           12747.49           13391.80
12073.87
              06/30/88           13209.62           14006.48
12365.16
              07/31/88           13240.58           13953.26
12300.31
              08/31/88           13106.41           13478.84
12332.55
              09/30/88           13479.39           14053.04
12611.75
              10/31/88           13699.50           14443.72
12849.19
              11/30/88           13605.17           14237.17
12693.10
              12/31/88           13700.01           14486.32
12707.39
              01/31/89           14376.43           15546.72
12890.22
              02/28/89           14247.59           15159.61
12796.79
              03/31/89           14506.40           15512.83
12852.12
              04/30/89           14996.85           16317.94
13121.06
              05/31/89           15498.20           16978.82
13465.85
              06/30/89           15606.57           16882.04
13875.86
              07/31/89           16468.69           18406.49
14170.82
              08/31/89           16579.22           18767.26
13960.87
              09/30/89           16396.43           18690.31
14032.32
              10/31/89           15906.14           18256.70
14378.21
              11/30/89           16202.60           18629.13
14515.24
              12/31/89           16385.03           19076.23
14554.08
              01/31/90           15691.36           17796.22
14381.14
              02/28/90           15858.80           18025.79
14427.30
              03/31/90           15881.62           18503.47
14437.93
              04/30/90           15493.08           18040.88
14305.66
              05/31/90           16355.16           19799.87
14729.22
              06/30/90           16267.62           19665.23
14965.56
              07/31/90           16119.73           19602.30
15172.58
              08/31/90           15146.14           17830.25
14969.95
              09/30/90           14442.84           16961.92
15093.80
              10/31/90           14192.32           16888.98
15285.43
              11/30/90           14994.00           17980.01
15614.47
              12/31/90           15344.53           18481.66
15857.76
              01/31/91           16032.17           19287.46
16053.79
              02/28/91           16961.75           20666.51
16190.83
              03/31/91           17074.45           21166.64
16302.21
              04/30/91           17216.63           21217.44
16478.82
              05/31/91           18056.78           22134.03
16575.19
              06/30/91           17430.28           21120.29
16566.76
              07/31/91           18033.59           22104.50
16796.50
              08/31/91           18348.35           22628.37
17159.97
              09/30/91           18363.77           22250.48
17507.69
              10/31/91           18629.91           22548.64
17702.62
              11/30/91           17991.17           21639.93
17864.94
              12/31/91           19097.26           24115.53
18395.50
              01/31/92           19259.33           23666.99
18145.24
              02/29/92           19799.56           23974.66
18263.23
              03/31/92           19702.79           23507.15
18160.27
              04/30/92           20346.31           24198.26
18291.44
              05/31/92           20579.08           24316.83
18636.60
              06/30/92           20468.21           23954.51
18893.08
              07/31/92           21091.82           24934.25
19278.54
              08/31/92           20883.95           24423.10
19473.84
              09/30/92           21138.60           24711.29
19704.68
              10/31/92           20979.01           24797.78
19443.43
              11/30/92           21544.83           25643.39
19447.82
              12/31/92           22043.47           25958.80
19757.07
              01/31/93           22671.58           26176.85
20135.94
              02/28/93           23135.18           26532.86
20488.42
              03/31/93           24049.99           27092.70
20573.79
              04/30/93           24503.76           26437.06
20717.06
              05/31/93           24836.53           27145.57
20743.44
              06/30/93           25004.59           27224.29
21119.38
              07/31/93           25371.63           27115.40
21238.82
              08/31/93           26105.71           28143.07
21611.09
              09/30/93           25926.01           27926.37
21670.45
              10/31/93           26600.06           28504.44
21751.43
              11/30/93           26172.61           28233.65
21566.39
              12/31/93           26771.15           28575.28
21683.28
              01/31/94           27960.97           29546.84
21976.04
              02/28/94           27655.02           28746.12
21594.24
              03/31/94           26625.68           27492.79
21061.85
              04/30/94           26917.32           27844.70
20893.67
              05/31/94           27088.88           28301.35
20890.74
              06/30/94           26879.20           27607.97
20844.57
              07/31/94           27553.78           28513.51
21258.61
              08/31/94           28366.73           29682.56
21284.99
              09/30/94           27755.09           28955.34
20971.71
              10/31/94           28080.56           29606.83
20953.03
              11/30/94           27194.57           28528.55
20906.49
              12/31/94           27248.81           28951.63
21050.86
              01/31/95           27120.02           29702.35
21467.46
              02/28/95           27947.97           30859.85
21977.87
              03/31/95           28596.61           31770.52
22112.71
              04/30/95           29171.51           32706.16
22421.59
              05/31/95           29802.05           34013.43
23289.24
              06/30/95           30136.78           34803.56
23459.99
              07/31/95           31144.45           35957.65
23407.59
              08/31/95           31293.74           36047.90
23690.09
              09/30/95           31742.10           37569.12
23920.56
              10/31/95           31231.35           37435.00
24231.64
              11/30/95           32347.43           39078.40
24594.75
              12/31/95           33096.53           39831.05
24939.91
              01/31/96           33563.50           41186.90
25105.53

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Puritan Fund on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $33,564 - a 235.64% increase on your initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $41,187 - a 311.87% increase. If you'd put $10,000 in the bond index, it would have grown to $25,105 - a 151.05% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Fentin, Portfolio Manager of Fidelity Puritan
Fund
Q. HOW DID THE FUND PERFORM, RICH?
A. Not as well as I would have liked. For the six months and 12 months ended January 31, 1996, the fund returned 7.77% and 23.76%, respectively. The equity income funds average, as tracked by Lipper Analytical Services, returned 12.93% for six months and 30.63% for the past 12 months. Additionally, the fund's benchmark index, the S&P 500, gained 14.54% for six months and 38.66% for 12 months.
Q. WHAT DO YOU BELIEVE HURT THE FUND'S PERFORMANCE?
A. There were several factors. The fund's position in Japanese equities, on a currency-adjusted basis, was the biggest reason for the fund's underperformance. The dollar hit a post-World War II low of about 80 yen in April 1995 and then proceeded to appreciate about 30% to about 104 yen by the end of 1995. Therefore, when returns are translated back into dollars, they are lower than they would be in yen. Additionally, the market favored large-capitalization, growth stocks - as opposed to the undervalued companies the fund favors - and those stocks outperformed all other types of investments. In sum, the fund's value-oriented approach, its bond position and its foreign securities position all hurt performance relative to the strong rise in the S&P during the period.
Q. WHY DID LARGE-CAPITALIZATION AND CONSUMER-ORIENTED STOCKS PERFORM WELL AND WHY DIDN'T THE FUND OWN MANY OF THEM?
A. While technology companies took the headlines for much of the year, it was the large-capitalization and consumer-oriented companies that outperformed the rest of the market. Investors believed that these companies - such as pharmaceutical firms, telephone companies and beverage companies - would be able to perform well despite an economic slowdown. The fund was underweighted in these stocks relative to the market because I thought they were overpriced. The equity portion of this fund is run with a value style of management. Therefore when a company's fundamentals are roaring and its stock is expensive, the fund usually won't buy it.
Q. GIVEN THE FACT THAT INTEREST RATES WERE FALLING ALL YEAR, THE FUND'S FINANCIAL STOCKS MUST HAVE DONE WELL . . .
A. The ones the fund owned during the period did well. However, again because of valuation, it was underweighted in these stocks relative to the market. Financial companies - banks, brokerages and insurance companies - and their stocks tend to perform well in a falling interest rate environment like we saw in 1995.
Q. TURNING TO BONDS, WHAT'S YOUR OPINION ON THE BOND MARKET RIGHT NOW?
A. The bond market has done well. However, I'm now neutral on bonds. In my opinion, there are no striking values. Spreads - or the difference in yield between different bonds - are tight and real (adjusted for inflation) yields are not particularly enticing.
Q. HOW WOULD YOU DESCRIBE THE FUND'S YIELD?
A. The fund's yield was low. It pretty much represents the performance of the stock and bond markets. Let me explain. The total return for any investment is calculated by adding its price-performance to its income (yield). Given that price and yield move in opposite directions, if a stock or bond performs as we saw in 1995, the majority of its total return will be price appreciation. It should be noted that the S&P had a record low yield during the reporting period, primarily because of its unusually strong price appreciation during the year.
Q. LOOKING AT SOME OF THE FUND'S OTHER EQUITY SECTORS, WHAT'S BEEN THE STORY WITH ENERGY?
A. Many of the energy service and oil-related companies' stocks began 1995 at very cheap levels. In my opinion, energy is an area of the market that has had attractive supply and demand dynamics. For example, when energy prices go higher, oil companies will have more money with which to drill. Conversely, drilling capacity is down substantially as the number of drilling rigs has gone down worldwide. These companies, therefore, are doing well in a low-oil-price environment and eventually that performance may be reflected in their stock prices.
Q. MOST RETAILING COMPANIES AND DEPARTMENT STORES HAD A BAD 1995. IS RETAIL ANOTHER AREA YOU MIGHT CONSIDER?
A. Sure. Retail stocks got beaten up in 1995 as consumers kept a tight reign on their pursestrings. The industry also endured several high-profile bankruptcies. In my opinion, the remaining companies will run their businesses better. Additionally, shareholders should not overlook the fact that some retailers remained strong throughout the year - such as the Gap and Sears.
Q. OTHER THAN THE JAPANESE EQUITIES YOU SPOKE OF EARLIER, WHAT OTHER FOREIGN HOLDINGS DID YOU OWN?
A. For the most part, the fund owned high-quality, global companies like Schlumberger Ltd., an energy-service provider, British Petroleum PLC and Sony Corp. Unfortunately for foreign stocks, the U.S. market outperformed all other markets.
Q. WHAT'S YOUR OUTLOOK?
A. When stock prices get to the high levels they are at now, the number of stocks a value investor has to choose from shrinks. I will, however, continue to stick to my strategy of searching for cheaply-priced companies that may have been overlooked by the general market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high income with
preservation of capital. The
fund also considers the
potential for the growth of
capital
START DATE: April 16, 1947
SIZE: as of January 31,
1996, more than $16 billion
MANAGER: Richard Fentin,
since 1987; manager,
Fidelity Growth Company
Fund, 1983-1987; joined
Fidelity in 1980
(checkmark)
RICH FENTIN ON THE VALUE STYLE
OF INVESTING:
"I buy stocks cheap. That's
the bottom line. Anytime I
describe the attributes of a
particular industry or sector I
like, the first thing I will say is
that `the stocks are cheap.'
Basically, I seek high-quality
companies at low prices. I'm
looking for situations where a
stock's valuation is out of
whack with the quality of the
company.
"For a recent example,
take consumer stocks. I
owned Philip Morris - one of
the year's top stocks - not
because it was a hot stock or
that it might perform well in an
economic downturn. I owned
it because it began the year at
an inexpensive level. In my
view, only owning the
market's favorite high-flying
stocks is dangerous because
if something goes wrong, they
are often the first ones to get
hurt."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1996
                                  % OF FUND'S   % OF FUND'S
                                  INVESTMENTS   INVESTMENTS
                                                IN THESE STOCKS
                                                6 MONTHS AGO

Schlumberger Ltd.                 2.5           2.7

Loews Corp.                       1.7           1.4

du Pont (E.I.) de Nemours & Co.   1.6           1.1

British Petroleum PLC ADR         1.4           1.5

Burlington Resources, Inc.        1.0           0.7

TOP FIVE BONDS AS OF JANUARY 31, 1996
(BY ISSUER, WITH MATURITIES OF MORE    % OF FUND'S   % OF FUND'S
THAN ONE YEAR)                         INVESTMENTS   INVESTMENTS
                                                     IN THESE BONDS
                                                     6 MONTHS AGO

United States Government               18.3          19.1
 (various issues)

CS First Boston Mortgage
Securities  Corp. (various             0.3           0.0
issues)

General Motors Acceptance              0.3           0.3
Corp.
 (various issues)

MBL International Finance
Bermuda  3%, 11/30/02                  0.2           0.0

Comdisco, Inc. (various issues)        0.2           0.2

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

Energy               11.0          11.1

Finance              8.5           10.5

Durables             7.7           6.1

Basic Industries     7.7           8.1

Retail & Wholesale   7.5           8.6

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 6.9
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 25.7
Row: 1, Col: 5, Value: 62.3
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 1.1
Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 27.1
Row: 1, Col: 5, Value: 66.09999999999999
Stocks 63.3%
Bonds 26.7%
Convertible
securities 2.6%
Other 0.5%
Short-term
investments 6.9%
FOREIGN
INVESTMENTS 18.5%
Stocks 67.1%
Bonds 28.1%
Convertible
securities 2.7%
Other 0.1%
Short-term
investments 2.0%
FOREIGN
INVESTMENTS 20.1%
*
**
INVESTMENTS JANUARY 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 62.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
Flightsafety International, Inc.   614,900 $ 30,668
Harsco Corp.   127,300  7,877
  38,545
BASIC INDUSTRIES - 6.8%
CHEMICALS & PLASTICS - 5.4%
Albemarle Corp.   1,270,500  23,663
Albright & Wilson PLC  7,145,100  17,940
Betz Laboratories, Inc. (g)  2,261,100  93,553
du Pont (E.I.) de Nemours & Co.   3,418,100  262,765
Great Lakes Chemical Corp.   1,945,300  145,168
Lubrizol Corp.   2,276,400  65,731
Nalco Chemical Co. (g)  3,945,700  120,837
Schulman (A.), Inc.   854,000  19,429
Sekisui Chemical Co. Ltd.   747,000  10,044
Shin-Etsu Chemical Co. Ltd.   1,606,000  32,390
Union Carbide Corp.   1,943,500  81,870
Witco Corp.   40,000  1,270
  874,660
IRON & STEEL - 0.3%
Armco, Inc. (a)  986,400  5,425
Nucor Corp.   625,800  36,375
Republic Engineered Steels, Inc. (a)  350,000  1,838
  43,638
METALS & MINING - 0.5%
Alcan Aluminium Ltd.   1,542,900  49,011
Alumax, Inc. (a)   792,800  24,973
Aluminum Co. of America  265,000  14,708
  88,692
PACKAGING & CONTAINERS - 0.6%
Caradon PLC  2,410,200  8,129
Carnaudmetalbox SA  285,000  12,163
Corning, Inc.   10,000  313
Crown Cork & Seal Co., Inc. (a)   1,396,600  57,435
Owens-Illinois, Inc. (a)  1,515,600  21,597
  99,637
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.0%
Champion International Corp.   10,600 $ 474
Mail-Well Holdings, Inc. (a)(i)  21,307  237
  711
TOTAL BASIC INDUSTRIES   1,107,338
CONGLOMERATES - 1.3%
Allied-Signal, Inc.   212,300  10,588
American Standard Companies, Inc.  1,006,500  29,314
Brascan Ltd. Class A  950,000  17,034
Coltec Industries, Inc. (a)  2,435,400  28,616
Teledyne, Inc.   253,700  6,343
Textron, Inc.   10,000  786
Tomkins PLC Ord.   3,533,484  14,724
Tyco International Ltd.   482,600  17,072
United Technologies Corp.   903,800  92,752
  217,229
CONSTRUCTION & REAL ESTATE - 2.0%
BUILDING MATERIALS - 0.2%
Masco Corp.   994,400  29,086
Tostem Corp.   374,000  12,292
  41,378
CONSTRUCTION - 0.3%
Castle & Cooke, Inc. (a)  692,533  9,695
Daiwa House Industry Co. Ltd.   1,025,000  16,270
McDermott (J. Ray) SA  832,700  13,844
Sekisui House Ltd.   371,000  4,711
Walter Industries, Inc. (a)  25,748  325
  44,845
ENGINEERING - 0.4%
EG & G, Inc. (g)  3,150,600  70,101
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Associated Estates Realty Corp.  87,700  1,897
Bay Apartment Communities, Inc.  66,300  1,583
Beacon Properties Corp.   100,000  2,488
Bradley Real Estate Trust (SBI)  26,900  397
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
CBL & Associates Properties, Inc.   249,900 $ 5,123
CWM Mortgage Holdings, Inc.   55,000  949
Cali Realty Corp.  425,000  9,191
CenterPoint Properties Corp.   203,989  4,845
Crown American Realty Trust (SBI)  21,300  165
Developers Diversified Realty Corp.   80,000  2,300
Duke Realty Investors, Inc.   100,000  3,213
Equity Residential Properties Trust (SBI)  311,485  9,578
Excel Realty Trust, Inc.   309,200  6,455
Felcor Suite Hotels, Inc.  614,900  18,370
First Industrial Realty Trust, Inc.   162,100  3,728
Glimcher Realty Trust (SBI)  94,300  1,450
Haagen Alexander Properties, Inc.   149,800  1,760
Highwoods Properties, Inc.   151,100  4,609
Innkeepers USA Trust  100,000  938
Kimco Realty Corp.   289,200  7,519
LTC Properties, Inc.   636,500  10,423
Liberty Property Trust (SBI)  402,100  8,896
Macerich Co.   397,600  7,803
National Golf Properties, Inc.   221,300  5,173
Omega Healthcare Investors, Inc.   55,300  1,569
Patriot American Hospitality, Inc.  300,000  8,250
Public Storage, Inc.   558,900  11,388
RFS Hotel Investors, Inc.  650,000  11,535
Realty Income Corp.   121,000  2,798
Simon Properties Group, Inc.   246,800  5,522
Speiker Properties, Inc.   101,700  2,555
Starwood Lodging Trust combined certificate (SBI)  229,400  7,369
Sunstone Hotel Investors, Inc.  229,180  2,492
Urban Shopping Centers, Inc.  160,000  3,400
Weeks Corp.  141,100  3,704
  179,435
TOTAL CONSTRUCTION & REAL ESTATE   335,759
DURABLES - 7.5%
AUTOS, TIRES, & ACCESSORIES - 3.7%
Cummins Engine Co., Inc.   1,537,800  59,398
Eaton Corp.   616,000  35,728
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Genuine Parts Co.   1,153,600 $ 51,335
Honda Motor Co. Ltd.   3,405,000  74,395
Johnson Controls, Inc.   1,593,300  115,116
Michelin SA Cie Generale des Etablissements Class B  1,775,000  75,406
PACCAR, Inc.   244,900  11,204
Pullman Co. (a)  63,250  569
Snap-on Tools Corp. (g)  2,909,600  127,659
Superior Industries International, Inc.   518,300  12,698
Toyota Motor Corp.   2,005,000  43,058
  606,566
CONSUMER ELECTRONICS - 1.9%
Matsushita Electric Industrial Co. Ltd.   5,674,000  94,302
Sony Corp.   1,627,400  99,528
Sunbeam-Oster, Inc. (g)  4,467,000  71,472
Whirlpool Corp.   753,300  40,961
  306,263
HOME FURNISHINGS - 0.3%
Heilig-Meyers Co. (g)  3,241,000  50,236
MFI Furniture Group PLC  1,750,000  4,314
Miller (Herman), Inc.   180,100  5,763
Polyvision Corp. (a)  18,709  37
  60,350
TEXTILES & APPAREL - 1.6%
Burlington Industries, Inc. (a)  2,360,200  30,093
Fruit of the Loom, Inc. Class A (a)  1,544,500  38,806
Intimate Brands, Inc. Class A  603,000  8,894
Liz Claiborne, Inc.   30,000  836
Russell Corp. (g)  2,014,300  55,393
Shaw Industries, Inc.   380,500  4,804
Stride Rite Corp.   1,875,600  15,474
Unifi, Inc. (g)  4,608,000  102,528
  256,828
TOTAL DURABLES   1,230,007
ENERGY - 10.1%
COAL - 0.1%
MAPCO, Inc.   152,100  8,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - 4.1%
Baker Hughes, Inc.   5,608,500 $ 145,120
Diamond Offshore Drilling, Inc. (a)  351,000  13,382
Dresser Industries, Inc.   251,500  6,539
Helmerich & Payne, Inc. (g)  1,557,900  49,074
Marine Drilling Companies, Inc. (a)  500,000  2,813
McDermott International, Inc.   1,190,500  23,066
Schlumberger Ltd.   5,786,200  405,756
Transocean Drilling AS (a)  1,122,500  20,584
Weatherford Enterra, Inc. (a)  55,686  1,657
  667,991
OIL & GAS - 5.9%
Amerada Hess Corp.   2,569,800  141,660
Atlantic Richfield Co.   698,417  79,358
British Petroleum PLC:
ADR  2,392,771  233,594
 Ord.  7,577,944  60,632
Burlington Resources, Inc.   4,198,600  157,446
Coastal Corp. (The)  2,617,500  99,138
Harcor Energy, Inc. (warrants) (a)  165,000  191
Kelley Oil & Gas Corp. (a)(g)  3,000,000  5,438
Murphy Oil Corp.   10,000  421
Occidental Petroleum Corp.   2,302,400  49,502
Petro-Canada  1,007,200  11,918
Petro-Canada 1st installment receipt (n)  691,000  4,088
Renaissance Energy Ltd. (a)  430,000  10,724
Royal Dutch Petroleum Co.   259,400  36,057
San Juan Basin Royalty Trust (UBI)  1,469,600  9,369
Sun Co., Inc.   10,000  273
Total SA:
Class B  769,460  52,678
 sponsored ADR  228,419  7,880
Union Pacific Resources Group, Inc.   341,000  8,866
  969,233
TOTAL ENERGY   1,645,799
FINANCE - 5.3%
BANKS - 0.4%
Banc One Corp.   751,700  28,471
Deutsche Bank AG  800,000  39,906
  68,377
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 0.5%
Acom Co. Ltd.   100,000 $ 3,875
American Express Co.   1,555,827  71,568
  75,443
INSURANCE - 3.3%
Alexander & Alexander Services, Inc.   236,100  4,574
Allmerica Financial Corp.   35,000  932
Allstate Corp.   1,900,222  82,897
Berkley (W.R.) Corp. (g)  950,000  47,738
Chubb Corp. (The)  313,300  32,505
General Re Corp.   20,900  3,198
GCR Holdings Ltd.  35,000  801
ITT Hartford Group, Inc.   353,900  17,739
Loews Corp.   3,404,600  281,305
MBIA, Inc.   524,100  38,652
NAC Re Corp.   707,900  24,069
PMI Group, Inc.   121,500  6,090
Transport Holdings, Inc. Class A (a)  54  2
Travelers, Inc. (The)  10,848  713
  541,215
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   769,170  39,805
SECURITIES INDUSTRY - 0.8%
Bear Stearns Companies, Inc.   649,950  14,949
Daiwa Securities Co. Ltd.   1,264,000  18,883
ECM Corp. LP (i)  6,318  632
Nomura Securities Co. Ltd.   4,750,000  102,894
  137,358
TOTAL FINANCE   862,198
HEALTH - 1.8%
DRUGS & PHARMACEUTICALS - 0.6%
Sankyo Co. Ltd.   1,500,000  35,434
Sigma Aldrich Corp.   422,400  22,176
Takeda Chemical Industries Ltd.   1,116,000  17,610
Yamanouchi Pharmaceutical Co. Ltd.   709,000  15,491
  90,711
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Bausch & Lomb, Inc.   1,429,200 $ 55,560
Baxter International, Inc.   1,870,000  85,085
Hillenbrand Industries, Inc.   1,619,100  53,835
Pall Corp.   111,700  3,016
  197,496
TOTAL HEALTH   288,207
HOLDING COMPANIES - 0.0%
SDW Holdings Corp. (warrants) (a)  1,970  9
INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Cie Generale d'Electricite SA  61,000  5,570
Alcatel Alsthom Cie Generale d'Electricite SA sponsored ADR 491,100 9,024 AMETEK, Inc. (g) 3,305,000 55,772
Ampex Corp. Class A (a)  93,551  351
Mitsubishi Electric Co. Ord.   11,006,000  79,642
Omron Corp.   2,966,000  65,357
Scientific-Atlanta, Inc.   1,397,100  22,004
  237,720
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc.   294,400  18,952
Cooper Industries, Inc.   2,102,494  79,106
Exide Corp.   627,900  17,895
Goulds Pumps, Inc.   1,060,900  23,605
Harnischfeger Industries, Inc.   1,236,100  41,873
Keystone International, Inc.   1,468,100  30,647
Mitsubishi Heavy Industries Ltd.   6,502,000  51,542
Stanley Works  464,900  23,942
Tenneco, Inc.   100,000  5,163
Terex Corp. (rights) (a)(h)  5,610  1
Thermadyne Holdings Corp. (a)  82,059  1,405
Valmet OY Class A  1,000,000  25,547
  319,678
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   4,146,500 $ 122,321
Safety Kleen Corp. (g)  4,034,500  60,518
WMX Technologies, Inc.   1,100,000  32,863
  215,702
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   773,100
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.0%
U.S. Satellite Broadcasting Co., Inc. Class A  16,500  446
ENTERTAINMENT - 0.0%
Live Entertainment, Inc. (a)(h):
$2.00 (warrants)   256,000  13
 $2.72 (warrants)   244,705  12
  25
LEISURE DURABLES & TOYS - 0.6%
Brunswick Corp.   1,014,700  22,958
Fleetwood Enterprises, Inc. (g)  2,394,200  61,052
IHF Capital, Inc. (a)(i):
Series H (warrants)   10,225  1,022
 Series I (warrants)   5,050  151
Rawlings Sporting Goods, Inc. (a)(g)  781,500  6,057
  91,240
LODGING & GAMING - 0.0%
Bally's Grand, Inc. (warrants) (a)  12,878  84
Bally Gaming International, Inc. (warrants) (a)  135,000  540
Motels of America, Inc. (a)  3,000  240
Sun International Hotels Ltd. (a):
Class A   78,214  2,346
 Class B  16,424  468
  3,678
PUBLISHING - 0.1%
General Media, Inc. (warrants) (a)  1,110  6
K-III Communications Corp. (a)  200,000  2,375
Mirror Group Newspaper PLC  3,500,000  9,925
Times Mirror Co. Class A  285,900  8,863
Tribune Co.   22,500  1,409
  22,578
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.7%
Brinker International, Inc. (a)(g)  4,940,100 $ 63,604
Darden Restaurants, Inc.   4,115,500  47,328
  110,932
TOTAL MEDIA & LEISURE   228,899
NONDURABLES - 4.0%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   1,025,100  71,244
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  14,214,000  6,925
  78,169
FOODS - 1.0%
ConAgra, Inc.   1,827,300  83,827
Dole Food, Inc.   2,078,800  77,435
Flowers Industries, Inc.   281,700  3,733
International Multifoods Corp.   253,400  4,688
Sara Lee Corp.   2,100  71
  169,754
HOUSEHOLD PRODUCTS - 1.0%
First Brands Corp.   904,100  44,640
Rubbermaid, Inc.   3,996,600  113,404
Stanhome, Inc.   421,900  11,286
  169,330
TOBACCO - 1.5%
Philip Morris Companies, Inc.   886,900  82,482
RJR Nabisco Holdings Corp.   3,509,422  114,055
Seita   1,003,600  38,608
  235,145
TOTAL NONDURABLES   652,398
PRECIOUS METALS - 0.7%
Agnico Eagle Mines Ltd.   1,169,400  19,159
Firstmiss Gold, Inc. (a)  286,000  7,722
Newmont Mining Corp.   1,218,100  68,213
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - CONTINUED
Sudbury Contact Mines Ltd. (a)  358,000 $ 4,399
Western Mining Holdings Ltd.   2,025,000  12,474
  111,967
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 1.3%
Filene's Basement Corp. (a)(g)  1,927,310  4,939
Gap, Inc.   1,353,100  63,765
Lamonts Apparel, Inc. (a)  50,220  10
Lamonts Apparel, Inc. (warrants) (a)  92,674  -
Limited, Inc. (The)  6,586,100  110,317
TJX Companies, Inc.   1,530,600  28,890
  207,921
GENERAL MERCHANDISE STORES - 3.9%
Dayton Hudson Corp.   1,848,900  138,205
Dillard Department Stores, Inc. Class A  2,490,800  72,233
Family Dollar Stores, Inc.   1,869,600  22,202
Federated Department Stores, Inc. (a)  4,001,187  108,032
Ito-Yokado Co. Ltd.   1,400,000  79,608
Mac Frugals Bargains Closeouts, Inc. (a)(g) 1,485,900 20,617 Price/Costco, Inc. (a) 1,995,100 31,173
Sears, Roebuck & Co.   1,036,100  42,998
Wal-Mart Stores, Inc.   6,313,600  128,640
  643,708
GROCERY STORES - 0.9%
Asda Group PLC  8,000,000  12,796
FF Holdings Corp. (a)(h)  39,600  79
Fleming Companies, Inc.   207,813  3,948
Food 4 Less Holdings, Inc. (warrants) (a)(h)  14,206  431
Great Atlantic & Pacific Tea Co., Inc.   1,603,000  37,671
Grand Union Capital Corp. Class B (a)  5,975  -
Supervalu, Inc.   3,074,000  95,294
  150,219
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
Barry's Jewelers, Inc. (a)  45,576  154
Barry's Jewelers, Inc. (warrants) (a)  5,697  1
Duty Free International, Inc.   1,029,700  15,059
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Fabri-Centers of America, Inc. (a):
Class A   441,800 $ 6,020
 Class B (non-vtg.)  441,800  5,412
Fingerhut Companies, Inc. (g)  2,410,400  32,841
Pier 1 Imports, Inc.   1,041,500  12,238
Tandy Corp.   910,400  34,823
Toys "R" Us, Inc. (a)  900,000  19,913
Uny Co. Ltd.   1,516,000  28,310
  154,771
TOTAL RETAIL & WHOLESALE   1,156,619
SERVICES - 3.3%
ADVERTISING - 0.3%
WPP Group PLC  2,388,900  6,251
WPP Group PLC (i)  13,740,000  36,160
WPP Group PLC ADR  108,200  2,813
  45,224
PRINTING - 1.0%
Deluxe Corp.   2,313,500  67,959
Donnelley (R.R.) & Sons Co.   1,292,200  46,358
Harland (John H.) Co.   1,092,900  24,044
Nashua Corp.   235,700  3,241
Toppan Printing Co. Ltd.   1,853,000  24,741
  166,343
SERVICES - 2.0%
ADT Ltd. (a)  4,306,400  62,445
BET PLC Ord.   28,864,900  57,192
Block (H & R), Inc.   253,100  9,333
CPI Corp.   331,400  4,888
Ideon Group, Inc. (g)  2,552,700  27,122
Jostens, Inc. (g)  2,006,400  46,147
National Service Industries, Inc.   424,300  14,797
Sotheby's Holdings, Inc. Class A (g)  1,981,100  29,469
Western Atlas, Inc. (a)  1,440,700  77,077
  328,470
TOTAL SERVICES   540,037
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 3.2%
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Canon, Inc.   991,000 $ 18,691
International Business Machines Corp.   392,500  42,684
Silicon Graphics, Inc. (a)  1,108,700  31,182
Wang Laboratories, Inc. (a)  1,268,651  23,629
  116,186
ELECTRONICS - 1.7%
Alpine Group, Inc.   25,208  99
AMP, Inc.   3,371,000  131,469
Hitachi Ltd.   10,088,000  101,728
Nitto Denko Corp.   1,877,000  27,165
Thomas & Betts Corp.   180,300  14,176
  274,637
PHOTOGRAPHIC EQUIPMENT - 0.8%
Fuji Photo Film Co. Ltd.   2,679,000  75,542
Konica Corp.   614,000  4,455
Polaroid Corp.   1,143,300  51,306
  131,303
TOTAL TECHNOLOGY   522,126
TRANSPORTATION - 1.6%
AIR TRANSPORTATION - 0.0%
Trans World Airlines, Inc. (a)  961  9
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.   1,022,900  83,750
CSX Corp.   20,000  928
Union Pacific Corp.   100,000  6,662
  91,340
TRUCKING & FREIGHT - 1.1%
Airborne Freight Corp.   617,600  16,444
Caliber System, Inc. (g)  2,369,400  90,036
Consolidated Freightways, Inc.   1,740,500  40,032
Hunt (J.B.) Transport Services, Inc.   901,500  14,086
Roadway Express, Inc. (g)  1,184,700  13,032
  173,630
TOTAL TRANSPORTATION   264,979
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 1.4%
ELECTRIC UTILITY - 0.4%
Veba AG Ord.   1,549,000 $ 68,876
GAS - 0.1%
ENSERCH Corp.   1,602,800  23,441
UGI Corp. (warrants) (a)  13,633  2
  23,443
TELEPHONE SERVICES - 0.8%
NYNEX Corp.   1,150,000  61,668
Telefonica de Espana SA Ord.   1,500,000  21,992
U.S. West, Inc.   1,076,200  37,802
  121,462
WATER - 0.1%
Southern Water PLC Ord.   819,000  8,516
TOTAL UTILITIES   222,297
TOTAL COMMON STOCKS
(Cost $8,557,305)   10,197,513
PREFERRED STOCKS - 2.4%
CONVERTIBLE PREFERRED STOCKS - 1.5%
BASIC INDUSTRIES - 0.1%
METALS & MINING - 0.1%
Reynolds Metals Co. $3.31  330,400  16,396
PAPER & FOREST PRODUCTS - 0.0%
James River Corp., Series P, 9% depositary shares
representing 1/100 shares (dividend enhanced
conversion stock)  117,800  2,960
TOTAL BASIC INDUSTRIES   19,356
ENERGY - 0.6%
ENERGY SERVICES - 0.1%
McDermott International, Inc., Series C, $2.875 (i) 300,000 11,738 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.5%
Atlantic Richfield Co. exchangeable $2.23  1,217,200 $ 30,582
Occidental Petroleum Corp. $3.875 (i)  389,500  21,812
Unocal Corp. $3.50 (i)  510,500  27,439
  79,833
TOTAL ENERGY   91,571
FINANCE - 0.2%
INSURANCE - 0.2%
Alexander & Alexander Services, Inc., Series A,
$3.625 (i)  146,800  7,157
Allstate Corp. exchangeable $2.30  374,600  16,622
Jefferson Pilot Corp. $5.25625  70,000  5,198
  28,977
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
U.S. Surgical Corp. $2.20 (i)  681,000  17,706
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Westinghouse Electric Corp. $1.30 (i)  3,708,000  71,843
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. $2.00  117,347  105
UTILITIES - 0.1%
GAS - 0.0%
Columbia Gas System, Inc. exchangeable (dividend enhanced
conversion stock)  4,322  175
TELEPHONE SERVICES - 0.1%
Sprint Corp. $2.63  405,700  15,873
TOTAL UTILITIES   16,048
TOTAL CONVERTIBLE PREFERRED STOCKS   245,606
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.9%
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
S D Warren Co. 14% exchangeable pay-in-kind  1,970 $ 62
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Volkswagen AG $12.00  87,000  23,568
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd. (h)  46,430  139
Gulf Canada Resources Ltd., Series 1, adj. rate  1,630,370  5,105
  5,244
FINANCE - 0.1%
SAVINGS & LOANS - 0.1%
First Nationwide Bank $11.50  117,095  13,554
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(h)  2,581  1,687
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.2%
Cablevision System Corp., Series G, exchangeable
pay-in-kind (i)  142,158  15,211
PanAmSat Corp. 12 3/4% pay-in-kind  18,971  21,532
  36,743
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  12,122  1,264
 Series C, exchangeable  54,400  5,494
  6,758
TOTAL MEDIA & LEISURE   43,501
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Berg Electronics Holding Corp., Series E, $3.4687
pay-in-kind  216,694 $ 6,284
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
Gulf States Utilities Co.:
$1.75  500,000  12,063
 $9.96  44,488  4,516
 Series A, adj. rate  39,778  3,779
 Series B, adj. rate  76,513  3,615
Long Island Lighting Co. $1.984  362,035  8,870
Public Service Co. of New Hampshire, Series A  751,707  19,637
  52,480
GAS - 0.0%
Columbia Gas System, Inc. $1.97  7,058  174
TOTAL UTILITIES   52,654
TOTAL NONCONVERTIBLE PREFERRED STOCKS   146,554
TOTAL PREFERRED STOCKS
(Cost $358,579)   392,160
CORPORATE BONDS - 8.0%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (D) AMOUNT (000S) (C)
CONVERTIBLE BONDS - 1.1%
CONGLOMERATES - 0.3%
Hanson America, Inc. 2.39%, 3/1/01 (i)  A3 $ 28,650  23,994
Hanson PLC euro 9 1/2%, 1/31/06   A3 GBP 19,500  29,789
  53,783
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
CONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
LTC Properties, Inc.:
8 1/2%, 1/1/00  B2 $ 2,088 $ 2,213
 8 1/2%, 1/1/01  B2  343  353
Liberty Property LP exchangeable 8%, 7/1/01  -  1,962  2,156
  4,722
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.2%
MBL International Finance Bermuda
3%, 11/30/02  Aa3  34,133  38,314
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp., Series C, 0%, 6/30/97  -  762  890
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  21,962  22,785
Exide Corp. 2.90%, 12/15/05 (i)  B2  18,000  11,588
  34,373
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   35,263
PRECIOUS METALS - 0.1%
Agnico Eagle Mines Ltd. yankee 3 1/2%, 1/27/04  B1  9,165  9,039
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Ba3  15,200  15,295
GROCERY STORES - 0.0%
Farm Fresh, Inc. 7 1/2%, 3/1/10  B3  1,500  881
TOTAL RETAIL & WHOLESALE   16,176
SERVICES - 0.1%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba3  29,760  14,062
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Silicon Graphics, Inc. 0%, 11/2/13 (i)  B1 $ 10,000 $ 5,400
TOTAL CONVERTIBLE BONDS   176,759
NONCONVERTIBLE BONDS - 6.9%
AEROSPACE & DEFENSE - 0.0%
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  2,090  2,132
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.3%
Acetex Corp. 9 3/4%, 10/1/03 (i)  B1  950  986
Atlantis Group, Inc. 11%, 2/15/03  B2  4,290  3,818
Methanex Corp.:
8 7/8%, 11/15/01  A3  25,455  28,276
 yankee 7 3/4%, 8/15/05  Ba1  2,500  2,641
Pioneer Americas Acquisition Corp. 1st mtg.
13 3/8%, 4/1/05 (i)  B2  6,240  6,614
Trans Resources, Inc. 14 1/2%, 9/1/96  B2  515  528
  42,863
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
12 1/4%, 10/1/05  B2  6,300  6,332
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  B2  11,615  10,657
  16,989
METALS & MINING - 0.1%
International Wire Group, Inc.
11 3/4%, 6/1/05  B3  6,390  6,246
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  7,000  7,779
  14,025
PACKAGING & CONTAINERS - 0.0%
Crown Packaging Holdings Ltd.
0%, 11/1/03 (e)  Caa  8,160  3,611
Gaylord Container Corp. 0%, 5/15/05 (e)  Caa  320  314
  3,925
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.3%
Alto Parana euro 12%, 3/4/05 (o)  - $ 2,460 $ 1,845
Chesapeake Corp.:
10 3/8%, 10/1/00  Baa3  2,700  3,175
 9 7/8%, 5/1/03  Baa3  10,000  11,899
Great Northern Nekoosa Corp.
9 1/8%, 2/1/98  Baa2  7,800  8,309
Rapp International Finance Co. BV yankee
13 1/4%, 12/15/05  Ba3  7,320  7,347
Repap Wisconsin, Inc.:
9 1/4%, 2/1/02  B1  1,620  1,563
 9 7/8%, 5/1/06  B3  3,160  3,026
Tembec Finance Corp. yankee
9 7/8%, 9/30/05  B1  8,210  7,758
Williamhouse Regency Deleware, Inc.
13%, 11/15/05 (i)  B3  5,670  6,095
  51,017
TOTAL BASIC INDUSTRIES   128,819
CONGLOMERATES - 0.2%
American Standard, Inc. 0%, 6/1/05 (e)  B1  15,000  13,050
Jordan Industries, Inc.:
10 3/8%, 8/1/03  B3  7,460  6,714
 0%, 8/1/05 (e)  Caa  8,060  4,917
  24,681
CONSTRUCTION & REAL ESTATE - 0.1%
CONSTRUCTION - 0.1%
WCI Communities LP 17%, 7/24/98 (h)  -  15,330  15,330
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Leslie Fay Companies, Inc. (b)(h):
9.53%, 1/15/00  -  1,130  621
 10.54%, 1/15/02  -  1,021  429
United States Leather, Inc. 10 1/4%, 7/31/03  B3  2,960  1,954
  3,004
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.3%
ENERGY SERVICES - 0.1%
Petroliam Nasional BHD yankee (i):
6 7/8%, 7/1/03   A1 $ 12,950 $ 13,470
 7 1/8%, 8/15/05  A1  7,050  7,441
  20,911
OIL & GAS - 0.2%
Elf Aquitaine yankee 7 3/4%, 5/1/99  Aa3  2,850  3,034
Harcor Energy, Inc., Series B, 14 7/8%, 7/15/02  B3  7,500  7,268
Transamerican Refining Corp. 16 1/2%,
2/15/02 (l)  Caa  3,340  2,948
Transtexas Gas Corp. 11 1/2%, 6/15/02  B2  11,710  11,973
  25,223
TOTAL ENERGY   46,134
FINANCE - 2.7%
ASSET-BACKED SECURITIES - 0.4%
Capital Auto Receivables Asset Trust
5.85%, 1/15/98   Aaa  4,307  4,306
Discover Card Trust 7 7/8%, 4/16/98  A2  2,750  2,759
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  18,927  19,083
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00   Aaa  12,874  13,154
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  3,172  3,183
Premier Auto Trust:
4.90%, 12/15/98  Aaa  1,264  1,259
 4.95%, 2/2/99  A2  3,118  3,102
Standard Credit Card Master Trust I:
4.85%, 3/7/99  A2  7,800  7,759
 7.65%, 2/15/00  A2  3,800  3,960
Union Federal Savings Bank Grantor Trust,
Series 1994-D Class B, 8.20%, 1/10/01  Baa2  1,593  1,646
  60,211
BANKS - 1.3%
Bank of Boston Corp. 9 1/2%, 8/15/97  Baa1  5,298  5,621
Banponce Corp. 6 3/4%, 12/15/05  Baa2  20,000  20,226
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Citicorp:
euro 5.9375%, 7/10/97 (l)  A2 $ 2,000 $ 1,997
 8.80%, 2/1/00  A1  8,220  8,484
Corporacion Andina de Fomento yankee
7 1/4%, 4/30/98 (i)  Baa2  5,900  6,025
First Fidelity Bancorp. 8 1/2%, 4/1/98  A2  7,485  7,948
First Maryland Bancorp. 10 3/8%, 8/1/99  Baa1  8,345  9,568
Firstar Corp. 7.15%, 9/1/00  A3  11,970  12,489
Fleet Financial Group, Inc. 7 5/8%, 12/1/99  A3  12,020  12,753
Hartford National Corp. 9.85%, 6/1/99  A3  2,000  2,244
Kansallis-Osake-Pankki 10%, 5/1/02  A3  5,285  6,349
Korea Development Bank 6 1/4%, 5/1/00  A1  6,000  6,084
Manufacturers Hanover Corp. 8 1/2%,
2/15/99  A2  160  173
Manufacturers Hanover Trust 5 1/4%,
4/30/97 (l)  A1  500  498
Merchants National Corp. 9 7/8%, 10/1/99  A2  6,850  7,787
Midlantic Corp.:
9 7/8%, 12/1/99  A3  18,227  20,748
 9.20%, 8/1/01  A3  11,550  13,192
Nationsbank Corp. 5 1/8%, 9/15/98  A2  2,000  1,987
Provident Bank 6 1/8%, 12/15/00  A3  27,500  27,762
Shawmut National Corp. 8 5/8%, 12/15/99  A3  7,440  8,174
Shawmut Corp.:
8 7/8%, 4/1/96  A2  1,840  1,848
 8 1/8%, 2/1/97  A2  9,125  9,361
Signet Banking Corp.:
6%, 5/15/97 (l)  Baa2  2,640  2,622
 5.78516%, 4/15/98 (l)  Baa2  6,210  6,140
 9 5/8%, 6/1/99  Baa2  7,500  8,307
United Virginia Bankshares, Inc.
8 5/8%, 4/15/98  Baa1  1,522  1,616
  210,003
CREDIT & OTHER FINANCE - 0.5%
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A3  3,900  3,999
Ford Motor Credit Co.:
5 5/8%, 3/3/97  A1  1,250  1,253
 euro 8 5/8%, 1/24/00  A1  7,250  7,970
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
General Motors Acceptance Corp.:
8 3/8%, 5/1/97  A3 $ 2,650 $ 2,743
 6 1/8%, 6/9/97  A3  28,500  28,805
 8 5/8%, 6/15/99  A3  6,400  6,969
 8%, 10/1/99  A3  6,200  6,671
Greyhound Financial Corp.:
8%, 1/15/97  Baa1  3,000  3,071
 8 1/4%, 3/11/97  Baa1  2,150  2,215
 6.95%, 1/28/98  Baa2  2,000  2,049
MCN Investment Corp. 5.84%, 2/1/99  A2  11,820  11,889
  77,634
INSURANCE - 0.3%
American Financial Corp.:
9 3/4%, 4/20/04  Ba3  6,360  6,758
 Series B, 9 3/4%, 4/20/04   Ba3  19,500  20,719
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (i)  Aa3  13,640  13,505
New York Life Insurance Co.
6.40%, 12/15/03 (i)  Aa2  9,500  9,590
Ohio National Life Insurance Co.
8 7/8%, 7/15/04 (i)  A3  5,940  6,751
  57,323
SAVINGS & LOANS - 0.2%
First Nationwide Holdings, Inc.
9 1/8%, 1/15/03 (i)  Ba3  470  482
Great Western Bank 10 1/4%, 6/15/20  A3  2,400  2,705
Great Western Financial Corp.
6 3/8%, 7/1/00  Baa  1,330  1,356
Home Savings of America 6%, 11/1/00  A3  10,500  10,566
USAT Holdings, Inc. 9.05%, 5/15/98 (i)  Ba2  19,550  19,306
  34,415
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (i)  -  1,032  1,135
TOTAL FINANCE   440,721
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3 $ 10,000 $ 10,475
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B3  2,790  2,818
 10 3/4%, 11/1/03  Caa  8,819  8,863
  22,156
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.3%
Bell Cablemedia PLC yankee 0%,
9/15/05 (e)  B2  13,700  9,025
Citicasters, Inc. 9 3/4%, 2/15/04  B-  7,813  7,969
Diamond Cable Communications PLC yankee
0%, 12/15/05 (e)  B3  4,500  2,728
NWCG Holdings Corp. 0%, 6/15/99  Caa  10,135  7,095
Peoples Choice TV Corp. Unit 0%, 6/1/04 (e)  Caa  8,250  5,239
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  4,270  4,270
Telewest PLC 0%, 10/1/07 (e)  B1  4,010  2,471
Videotron Group Ltd. yankee
10 5/8%, 2/15/05  Ba3  2,950  3,230
Videotron Holdings PLC yankee
0%, 7/1/04 (e)  B3  970  704
  42,731
LEISURE DURABLES & TOYS - 0.1%
ICON Health and Fitness, Inc. 13%,
7/15/02  B3  5,050  5,606
IHF Holdings, Inc. 0%, 11/15/04 (e)  Caa  10,225  6,595
  12,201
LODGING & GAMING - 0.1%
Bally Gaming International, Inc.
10 3/8%, 7/15/98  -  4,500  4,635
GNF Corp., Series B, 10 5/8%, 4/1/03  B2  1,250  1,206
HMH Properties, Inc., Series B,
9 1/2%, 5/15/05  B1  7,030  7,241
Mohegan Tribal Gaming Authority
13 1/2%, 11/15/02 (i)  -  3,520  4,048
President Riverboat Casinos 13%, 9/15/01  B1  7,695  6,156
  23,286
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.2%
K-III Communications Corp. 8 1/2%, 2/1/06 (i)  Ba3 $ 1,540 $ 1,546
Marvel Holdings, Inc., Series B, 0%, 4/15/98  B3  9,955  7,591
Marvel Parent Holdings, Inc. 0%, 4/15/98  B3  11,535  8,680
News American Holdings, Inc.:
gtd. 9 1/8%, 10/15/99  Baa3  10,000  11,105
 8 5/8%, 2/1/03  Baa3  3,805  4,285
  33,207
RESTAURANTS - 0.2%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  A3  5,810  5,807
Flagstar Corp. 10 7/8%, 12/1/02  B2  2,120  1,908
Host Marriott Travel Plazas, Inc., Series B,
9 1/2%, 5/15/05  B1  15,390  15,525
SC International Services, Inc. 13%, 10/1/05  B3  9,060  9,740
  32,980
TOTAL MEDIA & LEISURE   144,405
NONDURABLES - 0.1%
FOODS - 0.1%
Dart and Kraft Finance NV gtd.
7 3/4%, 11/30/98  A2  7,239  7,637
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  3,250  3,656
Specialty Foods Corp.:
10 1/4%, 8/15/01  B3  565  531
 Series B:
 11 1/8%, 10/1/02  B3  1,020  974
  11 1/4%, 8/15/03  Caa  1,020  847
  13,645
HOUSEHOLD PRODUCTS - 0.0%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  3,770  3,916
TOTAL NONDURABLES   17,561
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.2%
Apparel Retailers, Inc. 0%, 8/15/05 (e)  Caa  8,170  4,739
Lamonts Apparel, Inc. 10 1/4%, 11/1/99 (b)(i)  -  3,082  308
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 10,210 $ 10,644
Specialty Retailers, Inc.:
10%, 8/15/00  B1  1,450  1,341
 11%, 8/15/03  B3  5,110  4,522
 Series D, 11%, 8/15/03  B-  10,000  8,850
  30,404
GROCERY STORES - 0.1%
Eagle Food Centers, Inc. 8 5/8%, 4/15/00  B1  4,142  2,941
Food 4 Less Holdings, Inc. 0%,
7/15/05 (e)  Caa  10,850  4,883
Ralph's Grocery Co.:
10.45%, 6/15/04  B1  1,610  1,606
 11%, 6/15/05  B3  1,980  1,896
Star Markets, Inc. 13%, 11/1/04  B3  7,120  7,209
  18,535
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Barry's Jewelers, Inc. 11%, 12/22/00  -  1,139  1,093
Finlay Fine Jewelry Corp. 10 5/8%, 5/1/03  B1  240  227
Town & Country Corp. 11 1/2%, 9/15/97  B3  1,370  1,274
  2,594
TOTAL RETAIL & WHOLESALE   51,533
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
GPA Delaware, Inc.:
8 1/2%, 3/3/97  -  5,700  5,586
 gtd. 8 3/4%, 12/15/98  Caa  1,860  1,772
 8 5/8%, 1/15/99  -  4,000  3,665
  11,023
PRINTING - 0.0%
Big Flower Press:
10 3/4%, 8/1/03  B2  1,804  1,935
 Class A, 10 3/4%, 8/1/03  B3  2,570  2,756
 Class B, 10 3/4%, 8/1/03  B2  861  923
  5,614
TOTAL SERVICES   16,637
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
7 1/4%, 4/15/98  Baa2 $ 20,205 $ 20,886
 9.28%, 6/5/00  Baa2  2,000  2,260
 9.30%, 6/27/00  Baa2  2,000  2,265
 9 1/4%, 7/6/00  Baa2  7,625  8,624
 9 1/2%, 1/28/02  Baa2  2,580  2,990
  37,025
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  3,500  3,620
 9 1/2%, 7/15/98  Baa3  5,690  6,159
Trans World Airlines, Inc. 12%, 11/3/98  -  150  136
USAir:
Series 1993-A1, 8 5/8%, 9/1/98  B1  3,000  2,970
 10 3/8%, 3/1/13  B1  4,610  4,541
United Airlines, Inc. 7.27%, 1/30/13  Baa1  12,130  12,130
  29,556
RAILROADS - 0.0%
Transtar Holdings LP/Transtar Cap Corp.,
Series B, 0%, 12/15/03 (e)  B-  9,742  6,722
TOTAL TRANSPORTATION   36,278
UTILITIES - 0.9%
CELLULAR - 0.1%
Comunicaciones Celulares SA Unit 0%,
11/15/03 (e)(i)  B3  6,000  3,375
International Cabeltel, Inc. 0%,
2/1/06 (e)(i)  -  14,350  8,359
  11,734
ELECTRIC UTILITY - 0.4%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  6,830  8,348
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
El Paso Funding Corp. lease oblig. (b):
9 3/8%, 10/1/96  Ca $ 880 $ 623
 9.20%, 7/2/97  Ca  430  304
Long Island Lighting Co.:
8 3/4%, 5/1/96  Baa3  5,000  5,052
 7.30%, 7/15/99  Ba1  17,800  18,049
Public Service Co. of New Hampshire 1st mtg.
9.17%, 5/15/98  Ba1  4,020  4,260
Systems Energy Resources, Inc. 1st mtg.
10 1/2%, 9/1/96  Baa3  1,000  1,036
Texas Utilities Electric Co.:
1st mtg. & Collateral Trust 7 1/8%, 6/1/97  Baa2  3,000  3,067
 6 3/8%, 8/1/97  Baa2  2,000  2,025
 9 1/2%, 8/1/99  Baa2  2,000  2,205
Toledo Edison Co. secured 9.30%, 4/1/98  Ba2  8,500  8,723
United Illuminating Co.:
7 3/8%, 1/15/98  Baa3  4,000  4,099
 9.76%, 1/2/06  Baa3  12,297  12,928
  70,719
GAS - 0.4%
Southwest Gas Corp.:
Series F, 9 3/4%, 6/15/02  Baa3  20,650  24,335
 9 3/8%, 2/1/17  Baa3  4,250  4,456
Transcontinental Gas Pipe Line Corp.:
extendible 6.21%, 5/15/00  Baa1  13,920  13,931
 8 7/8%, 9/15/02  Baa1  3,265  3,708
Williams Holdings of Delaware, Inc.
6 1/4%, 2/1/06  Baa2  8,450  8,406
  54,836
TOTAL UTILITIES   137,289
TOTAL NONCONVERTIBLE BONDS   1,123,705
TOTAL CORPORATE BONDS
(Cost $1,268,548)   1,300,464
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 11.6%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
U.S. TREASURY OBLIGATIONS - 9.5%
U.S. Treasury Bills, yields at date of purchase
5.03% to 5.04%, 4/25/96 to 5/2/96  - $ 300,560 $ 297,123
8 3/4%, 10/15/97  Aaa  30,495  32,368
5 1/8%, 3/31/98  Aaa  139,860  140,319
9 1/4%, 8/15/98  Aaa  175,000  192,390
9 1/8%, 5/15/99  Aaa  2,080  2,328
6 3/4%, 6/30/99  Aaa  1,190  1,250
7 3/4%, 12/31/99  Aaa  118,240  128,863
10 3/4%, 8/15/05  Aaa  450  618
11 3/4%, 2/15/10  Aaa  160,200  227,809
12 3/4%, 11/15/10  Aaa  17,910  27,228
13 7/8%, 5/15/11  Aaa  21,940  35,629
7 1/2%, 11/15/16  Aaa  500  582
8 7/8%, 2/15/19  Aaa  293,230  392,790
8 3/4%, 5/15/20  Aaa  230  306
12%, 8/15/23  Aaa  48,550  74,593
Stripped Principal 0%, 11/15/09  Aaa  250  110
   1,554,306
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
Federal Agricultural Mortgage Corp.:
6.64%, 2/10/99  Aaa  2,000  2,076
 7.01%, 8/10/03  Aaa  1,040  1,123
 7.01%, 8/10/04  Aaa  1,340  1,447
 7.04%, 8/10/05  Aaa  5,100  5,555
Federal Farm Credit Bank
6.32%, 9/9/02  Aaa  6,545  6,799
 6.40%, 10/3/02  Aaa  3,200  3,328
Federal Home Loan Bank 6.52%, 4/24/97  Aaa  7,120  7,238
Federal Home Loan Mortgage Corp.:
4.78%, 2/10/97 (callable)  Aaa  4,750  4,730
 7.14%, 7/31/02  Aaa  300  311
Federal National Mortgage Association:
7%, 7/13/98 (f)  Aaa  6,880  7,169
 5.45%, 10/10/03  Aaa  8,500  8,331
 7.40%, 7/1/04  Aaa  3,600  3,966
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates:
(assets of Trust guaranteed by U.S.
Government through Defense Security
Assistance Agency):
 Class 1-C 9 1/4%, 11/15/01  Aaa $ 4,952 $ 5,518
  Class 2-E 9.40%, 5/15/02  Aaa  13,630  15,254
  Class 3-B 8.55%, 11/15/97  Aaa  6,108  6,241
  Class T-2 9 5/8%, 5/15/02  Aaa  20,230  22,608
 (assets of Trust guaranteed by U.S.
Government through Export-Import Bank):
 Series 1992-A, 7.02%, 9/1/04  Aaa  4,622  4,881
  Series 1994-A, 7.39%, 6/26/06  Aaa  1,606  1,729
  Series 1994-C, 6.61%, 9/15/99  Aaa  2,308  2,358
  Series 1994-F, 8.178%, 12/15/04  Aaa  12,723  13,913
  Series 1995-A, 6.28%, 6/15/04  Aaa  24,140  24,736
Israel Export Trust Certificate (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  6,868  7,130
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  2,028  2,083
  4 7/8%, 9/15/98  Aaa  11,520  11,434
  6%, 2/15/99  Aaa  2,140  2,186
  7 3/4%, 11/15/99  Aaa  31,010  33,323
  5 3/4%, 3/15/00  Aaa  11,655  11,793
  8%, 11/15/01  Aaa  24,910  27,751
  6 1/4%, 8/15/02  Aaa  33,570  34,771
  6 1/8%, 3/15/03  Aaa  7,210  7,381
  6 5/8%, 2/15/04  Aaa  3,530  3,707
  8 1/2%, 4/1/06  Aaa  3,390  3,894
  6.80%, 2/15/12  Aaa  2,210  2,331
Private Export Funding Corp. secured:
9.10%, 10/30/98  Aaa  4,895  5,365
 9 1/2%, 3/31/99  Aaa  2,690  2,995
 6.90%, 1/31/03  Aaa  1,350  1,442
 8 3/4%, 6/30/03  Aaa  1,835  2,151
 5.80%, 2/1/04  Aaa  1,910  1,930
 6.86%, 4/30/04  Aaa  3,987  4,174
 Series II, 8.40%, 7/31/01  Aaa  1,445  1,634
 Series LL, 7.90%, 3/31/00  Aaa  2,275  2,482
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Student Loan Marketing Association
7.56%, 12/9/96  Aaa $ 3,130 $ 3,191
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  11,375  12,939
Tennessee Valley Authority 4.60%, 12/15/96  Aaa  5,625  5,596
  340,994
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,823,189)   1,895,300
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 8.5%
FEDERAL HOME LOAN MORTGAGE CORP. - 0.0%
 8%, 10/1/16 to 4/1/20  Aaa  4,315  4,479
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.8%
 5 1/2%, 12/1/01 (j)  Aaa  20,000  19,756
 5 1/2  %, 9/1/00 to 9/1/02  Aaa  2,944  2,905
 6%, 1/1/01 to 2/1/11 (j)  Aaa  176,000  164,806
 6%, 2/1/11 (j)(k)  Aaa  110,000  109,209
 6%, 3/1/01 to 12/1/25  Aaa  50,436  50,134
 6 1/2%, 1/1/24 to 10/1/25 . Aaa  21,160  20,937
 7%, 1/1/24 to 11/1/25  Aaa  83,546  84,303
 7 1/2%, 8/1/07 to 5/1/08  Aaa  6,106  6,301
 8%, 6/1/07 to 10/1/10  Aaa  3,261  3,409
 8 1/2%, 1/1/09 to 7/1/21  Aaa  100  105
 10%, 8/1/17  Aaa  173  191
  462,056
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.7%
 6%, 1/15/11 (j)  Aaa  53,000  52,835
 6%, 2/15/11  Aaa  8,000  7,975
 6 1/2%, 6/15/02 to 8/15/25  Aaa  29,643  29,459
 7%, 10/15/17 to 1/15/2  Aaa  316,440  320,677
 7 1/2%, 2/15/22 to 11/15/25  Aaa  195,151  201,151
 8%, 4/15/00 to 12/15/25  Aaa  256,798  267,727
 8 1/2%, 11/15/05 to 7/15/23  Aaa  10,725  11,276
 9%, 3/15/10 to 1/15/25  Aaa  2,297  2,459
 9 1/2%, 7/15/09 to 11/15/24  Aaa  3,306  3,594
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
 10%, 10/15/10 to 1/15/26  Aaa $ 24,964 $ 27,621
 10%, 10/15/19 to 1/15/25  Aaa  132  145
 11%, 3/15/10 to 5/15/19  Aaa  4,488  5,110
  930,029
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $1,376,682)   1,396,564
COMMERCIAL MORTGAGE SECURITIES - 1.0%
ACP Mortgage LP commercial floater Series E,
7.631374%, 2/28/28 (i)(l)  BB  2,385  1,879
American Southwest Financial Securities
commercial floater Series 1994-C2 Class B2,
9.917%, 8/25/10 (i)(l)  -  3,000  2,970
CBA Mortgage Corp. commercial floater
Series 1993-C1 Class E, 7.153921%,
12/25/03 (i)(l)  Ba2  3,169  2,553
CBM Funding Corp. commercial Series 1996-1 (i):
Class A-1, 7.55%, 7/1/99   AA  2,080  2,139
 Class C, 7.86%, 2/1/08   BBB  12,500  12,887
CS First Boston Mortgage Securities Corp.:
commercial floater Series 1994-CFB1 Class E,
 8.0145%, 1/25/28 (i)(l)  Ba2  2,809  2,314
 commercial Series 1995-AEWI Class A-1,
 6.665%, 11/25/27  AAA  11,216  11,384
 commercial floater Series 1995-AEWI Class E,
 9.086556%, 11/25/97 (i)(l)  -  3,000  2,615
 commercial Series 1995-WF1 Class A-2,
 6.648%, 12/21/27  AAA  31,981  32,301
Kearny Street Mortgage (i):
commercial floater Series 1995-1
 Class E, 7.73631%, 2/20/30 (l)  BB  4,000  3,325
 commercial Class II-B, 6.60%, 10/15/02   -  6,700  6,740
 commercial Class II-C, 7.30%, 10/15/03  -  2,800  2,822
 commercial Class II-D, 7 3/4%, 10/15/05  -  1,800  1,816
Lennar Central Partners LP commercial Series
1995-1 Class F, 11.70%, 5/15/05 (i)  -  2,400  2,424
Morgan Stanley Capital commercial Series
1995-TNE Class D2, 8.24%, 12/15/23 (i)  Ba3  2,000  1,773
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
Oregon pass thru certificates commercial
floater Series 1995 Class 1-E, 9.96705%,
6/25/26 (i)(l)  BB $ 3,208 $ 2,855
Phoenix Real Estate Securities, Inc.
commercial Series 1993 Class D-1,
8 1/4%, 11/25/23 (i)  Ba2  3,500  3,119
Resolution Trust Corp.:
commercial Series 1994-C1
 Class E, 8%, 6/25/26  BB  3,646  3,163
 commercial Series 1994-C2:
 Class A-2, 7 3/4%, 4/25/25  AAA  930  934
  Class A-4, 7 1/2%, 4/25/25  AAA  370  371
  Class E, 8%, 4/25/25  BB+  3,388  3,238
 commercial Series 1995-C1:
 Class A-2A, 6 1/4%, 2/25/27  Aaa  4,559  4,554
  Class A-4A, 6 1/4%, 2/25/27  Aaa  8,315  8,362
  Class D, 7%, 5/25/27  Baa2  4,239  4,175
  Class F, 6.90%, 2/25/27  B1  915  807
SML, Inc. commercial Series 1994-C1 Class C,
9.20%, 9/18/99 (h)  -  2,450  1,629
SKW Real Estate LP (i):
commercial Class A, 6.45%, 4/15/02 (f)  AA  3,111  3,115
 commercial Series II:
 Class B, 6.90%, 4/15/02 (f)  A  5,610  5,628
  Class C, 7.45%, 4/15/03   BBB  11,856  11,908
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C,
 7.05%, 11/25/02  B2  3,200  2,652
 commercial Series 1993-C1 Class A-1,
 6.60%, 10/25/24  AA+  3,817  3,831
 commercial Series 1995-C1:
 Class A-1A, 7 3/8%, 9/25/24  AAA  6,066  6,200
  Class E, 7 3/8%, 9/25/24 (i)  BB  4,000  3,065
 commercial Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  10,115  10,272
Whitehall Partners commercial Series 1995-C1
Class E, 8.01%, 7/20/25 (i)  -  2,970  2,824
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $167,979)   172,644
FOREIGN GOVERNMENT OBLIGATIONS (M) - 0.3%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
Manitoba Province Canada:
yankee 6%, 10/15/97  A1 $ 5,000 $ 5,060
 6 3/4%, 3/1/03  A1  5,000  5,205
Ontario Province yankee:
7 3/4%, 6/4/02  Aa3  6,000  6,610
 15 1/8%, 5/1/11  Aa3  2,000  2,157
 15 3/4%, 3/15/12  Aa3  9,400  10,932
Province of Chaco, Argentina 11 7/8%,
9/10/97 (h)  -  3,200  3,358
Victorian Public Authorities Finance Agency:
8.45%, 10/1/01  Aa2  6,700  7,564
 8 1/4%, 1/15/02  Aa2  2,000  2,243
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $42,088)   43,129
SUPRANATIONAL OBLIGATIONS - 0.2%
African Development Bank:
6 3/4%, 7/30/99  Aa1  10,200  10,568
 9.30%, 7/1/00  Aa1  15,000  17,086
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $26,709)   27,654
PURCHASED BANK DEBT - 0.0%
Leslie Fay Companies, Inc. (b):
noteholder payment    134  73
 revolving loan    1,012  557
 term loan    1,299  714
TOTAL PURCHASED BANK DEBT
(Cost $1,987)   1,344
REPURCHASE AGREEMENTS - 5.1%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 833,917  833,781
PURCHASED OPTIONS - 0.5%
  AMOUNTS IN THOUSANDS  EXPIRATION DATE/ UNDERLYING FACE VALUE
   STRIKE PRICE AMOUNT AT VALUE (NOTE 1)
    (000S) (000S)
400,000 J. Aron and Co. OTC Put
Options on Japanese Yen   Feb. 96/91.89 $ 343,386 $ 55,360
210,000 Swiss Bank Corp. OTC Put
Options on Japanese Yen   Mar. 96/97.33  190,950  17,850
280,000 Swiss Bank Corp. OTC Put
Options on Japanese Yen   Jul. 96/110.00  287,743  4,424
TOTAL PURCHASED OPTIONS
(Cost $37,466)   77,634
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $14,494,313)  $ 16,338,187
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
GBP - British pound
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. Affiliated company (see Note 7 of Notes to Financial Statements).
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8% 2/16/95 $ 1,355
FF Holdings Corp. 10/2/92 to $ 159
  1/14/94
Food 4 Less Holdings,
 Inc. (warrants) 12/30/92 $ 428
Gulf Canada
 Resources Ltd. 10/15/93 $ 117
Leslie Fay Companies, Inc.:
 9.53%, 1/15/00 7/19/93 $ 856
 10.54%, 1/15/02 7/19/93 to $ 675
  11/11/93
Live Entertainment, Inc.:
 $2.00 (warrants) 3/23/93 $ 230
 $2.72 (warrants) 3/23/93 $ 241
Province of Chaco,
 Argentina 11 7/8%,
 9/10/97 3/9/94 $ 3,356
SML, Inc. commercial
 Series 1994-C1
 Class C,
 9.20%, 9/18/99 8/11/94 $ 1,593
Terex Corp. (rights) 7/29/92 $ -
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 14,812
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $439,897,000 or 2.7% of net assets.
10. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
11. Security sold on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
12. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
13. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
14. Purchased on an installment basis. Market value reflects only those payments made through January 31, 1996. The remaining installments aggregating CAD 5,874,000 are due
September 23, 1996 and March 24, 1997.
15. Non-income producing - issuer in default of principal and interest payments.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 22.0% AAA, AA, A 20.9%
Baa 1.6% BBB  2.5%
Ba 0.8% BB  1.3%
B 1.7% B  1.8%
Caa 0.3% CCC  0.1%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.5% including long-term debt categorized as other securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  81.5%
Japan  7.4
United Kingdom  3.2
Netherlands Antilles  2.5
Canada  1.3
France  1.3
Others (individually less than 1%)  2.8
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $14,495,519,000. Net unrealized appreciation aggregated $1,842,668,000, of which $2,142,428,000 related to appreciated investment securities and $299,760,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1996

ASSETS

Investment in securities, at value (including repurchase                         $ 16,338,187
agreements of $833,781) (cost $14,494,313) -
See accompanying schedule

Commitment to sell securities on a delayed delivery                $ (109,209)
basis

Receivable for securities sold on a delayed delivery                108,676       (533)
basis

Receivable for investments sold, regular delivery                                 141,745

Cash                                                                              63

Receivable for fund shares sold                                                   29,601

Dividends receivable                                                              11,957

Interest receivable                                                               74,332

Other receivables                                                                 5,351

 TOTAL ASSETS                                                                     16,600,703

LIABILITIES

Payable for investments purchased                                   135,161
Regular delivery

 Delayed delivery                                                   345,424

Payable for fund shares redeemed                                    27,866

Accrued management fee                                              6,689

Other payables and accrued expenses                                 3,824

Collateral on securities loaned, at value                           22,717

 TOTAL LIABILITIES                                                                541,681

NET ASSETS                                                                       $ 16,059,022

Net Assets consist of:

Paid in capital                                                                  $ 13,867,427

Distributions in excess of net investment income                                  (22,774)

Accumulated undistributed net realized gain (loss) on                             371,153
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                     1,843,216
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 931,048 shares outstanding                                       $ 16,059,022

NET ASSET VALUE, offering price and redemption price per                          $17.25
share ($16,059,022 (divided by) 931,048 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1996

INVESTMENT INCOME                                                      $ 112,772
Dividends (including $8,315 received from affiliated
issuers)

Interest (including income on securities loaned of $153)                179,580

 TOTAL INCOME                                                           292,352

EXPENSES

Management fee                                              $ 38,233

Transfer agent fees                                          15,492

Accounting and security lending fees                         422

Non-interested trustees' compensation                        25

Custodian fees and expenses                                  491

Registration fees                                            514

Audit                                                        91

Legal                                                        50

Miscellaneous                                                8

 Total expenses before reductions                            55,326

 Expense reductions                                          (716)      54,610

NET INVESTMENT INCOME                                                   237,742

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $1,523    580,057
 on sales of investment in affiliated issuers)

 Foreign currency transactions                               73,537     653,594

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       221,703

 Assets and liabilities in foreign currencies                18,647

 Delayed delivery commitments                                (533)      239,817

NET GAIN (LOSS)                                                         893,411

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 1,131,153
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS     YEAR ENDED
                                                         ENDED          JULY 31,
                                                         JANUARY 31,    1995
                                                         1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 237,742      $ 431,287
Net investment income

 Net realized gain (loss)                                 653,594        130,192

 Change in net unrealized appreciation (depreciation)     239,817        1,062,780

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,131,153      1,624,259
FROM OPERATIONS

Distributions to shareholders                             (238,427)      (340,712)
From net investment income

 From net realized gain                                   (389,356)      (540,172)

 TOTAL DISTRIBUTIONS                                      (627,783)      (880,884)

Share transactions                                        1,985,353      3,938,809
Net proceeds from sales of shares

 Reinvestment of distributions                            594,250        826,084

 Cost of shares redeemed                                  (1,410,623)    (2,020,911)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,168,980      2,743,982
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,672,350      3,487,357

NET ASSETS

 Beginning of period                                      14,386,672     10,899,315

 End of period (including distributions in excess        $ 16,059,022   $ 14,386,672
of net investment income of $22,774 and
$22,089, respectively)

OTHER INFORMATION
Shares

 Sold                                                     117,706        253,871

 Issued in reinvestment of distributions                  35,399         53,552

 Redeemed                                                 (83,810)       (129,845)

 Net increase (decrease)                                  69,295         177,578


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31,

      1996             1995                   1994 F   1993 D   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 16.69    $ 15.93    $ 16.59    $ 15.22   $ 13.75   $ 13.08
beginning of period

Income from                     .27        .42        .46        .72       .88 E     .75
Investment
Operations
Net investment
 income

 Net realized and               1.00       1.53       .88        2.14      1.37      .72
 unrealized gain
 (loss)

 Total from                     1.27       1.95       1.34       2.86      2.25      1.47
investment
 operations

Less Distributions              (.27)      (.44)      (.51)      (.80)     (.78)     (.80)
From net investment
 income

 From net realized              (.44)      (.75)      (1.49)     (.69)     -         -
 gain

 Total distributions            (.71)      (1.19)     (2.00)     (1.49)    (.78)     (.80)

Net asset value,               $ 17.25    $ 16.69    $ 15.93    $ 16.59   $ 15.22   $ 13.75
end of period

TOTAL RETURN B, C               7.77%      13.03%     8.60%      20.29%    16.96%    11.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 16,059   $ 14,387   $ 10,899   $ 7,828   $ 5,578   $ 4,942
period (in millions)



Ratio of expenses to        .73% A     .77%     .80%     .74%     .64%     .66%
average net assets

Ratio of expenses to        .72% A,    .77%     .79%     .74%     .64%     .66%
average net assets          G                  G
after expense
reductions

Ratio of net                3.15% A    3.50%    4.00%    4.89%    6.23%    5.94%
investment income
to average net
assets

Portfolio turnover rate     94% A      76%      74%      76%      102%     108%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D AS OF AUGUST 1, 1992 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $0.14 PER SHARE.
F EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, defaulted bonds, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value is shown in the schedule of investments under the caption"Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $23,729,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,954,007,000 and $6,827,203,000, respectively, of which U.S. government and government agency obligations aggregated $3,824,984,000 and $3,491,191,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets.
SALES LOAD. For the period January 1, 1993 to December 31, 1995, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, voluntarily waived the sales charge (2% of the offering price) on the sales of shares. Effective January 1, 1996, the fund's sales charge was eliminated.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,647,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $21,812,000 and $22,717,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $306,000 under this arrangement.
In addition, the fund has entered into certain arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custody and transfer agent fees were reduced by $60,000 and $350,000, respectively, under these arrangements.
7. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
AMETEK, Inc.   $ 5,154 $ - $ 180 $ 55,772
Berkley (W.R.) Corp.    -  4,773  87  47,738
Betz Laboratories, Inc.    -  -  837  93,553
Brinker International, Inc.    12,981  -  -  63,604
Caliber System, Inc.    -  -  -  90,036
EG & G, Inc.    725  1,146  449  70,101
Filene's Basement Corp.    -  -  -  4,939
Fingerhut Companies, Inc.    1,608  -  75  32,841
Fleetwood Enterprises, Inc.    774  -  359  61,052
Heilig-Meyers Co.    46,019  -  -  50,236
Helmerich & Payne, Inc.    5,381  -  168  49,074
Ideon Group, Inc.    -  -  255  27,122
Jostens, Inc.    -  987  905  46,147
7. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Kelley Oil & Gas Corp.   $ - $ - $ - $ 5,438
Mac Frugals Bargains
 Closeouts, Inc.    -  -  -  20,617
Nalco Chemical Co.    14,047  -  1,785  120,837
Rawlings Sporting Goods, Inc.    -  -  -  6,057
Roadway Express, Inc.    -  -  -  13,032
Russell Corp.    1,289  -  -  55,393
Safety Kleen Corp.    9,961  -  347  60,518
Snap-on Tools Corp.    11,618  -  1,488  127,659
Sotheby's Holdings, Inc. Class A    -  -  238  29,469
Sunbeam-Oster, Inc.    3,919  -  -  71,472
Unifi, Inc.    23,707  -  1,142  102,528
TOTALS  $ 137,183 $ 6,906 $ 8,315 $ 1,305,235
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Puritan Fund, including the schedule of portfolio investments, as of January 31, 1996, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended July 31, 1995 and the financial highlights for the six months ended January 31, 1996 and for each of the five years in the period ended July 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Puritan Fund as of January 31, 1996, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended July 31, 1995, financial highlights for the six months ended January 31, 1996 and for each of the five years in the period then ended July 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
March 8, 1996
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Richard B. Fentin, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
BALANCED
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   32   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  36   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   PAST 5    LIFE OF
                                  MONTHS   YEAR     YEARS     FUND

Balanced                          5.67%    15.92%   72.05%    156.08%

S&P 500(registered trademark)     14.54%   38.66%   113.54%   244.52%

Lehman Brothers Aggregate Bond    7.25%    16.95%   56.38%    n/a
Index

Balanced Funds Average            9.48%    25.96%   82.14%    159.04%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on November 6, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market - and the performance of the Lehman Brothers Aggregate Bond Index, a broad measure of the bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of 250 balanced funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Balanced                               15.92%   11.46%   10.71%

S&P 500                                38.66%   16.38%   14.32%

Lehman Brothers Aggregate Bond Index   16.95%   9.35%    n/a

Balanced Funds Average                 25.96%   12.68%   10.80%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the fund's cumulative total returns and annualizing the result.) $10,000 OVER LIFE OF FUND

              Balanced (304)     S&P 500  LB Agg Bond
     11/30/86       10000.00    10000.00     10000.00
     12/31/86        9970.56     9745.00     10038.18
     01/31/87       10490.68    11057.65     10179.36
     02/28/87       10765.46    11494.43     10249.95
     03/31/87       10942.82    11826.62     10203.75
     04/30/87       10675.43    11721.36      9923.96
     05/31/87       10625.92    11823.34      9885.13
     06/30/87       10845.17    12420.42     10021.18
     07/31/87       10995.11    13050.13     10013.48
     08/31/87       11135.05    13536.90      9959.89
     09/30/87       10945.73    13240.44      9747.80
     10/31/87       10019.00    10388.45     10094.98
     11/30/87        9864.55     9532.44     10175.83
     12/31/87       10166.90    10257.86     10314.45
     01/31/88       10648.05    10689.72     10677.02
     02/29/88       10951.39    11187.86     10803.76
     03/31/88       10854.98    10842.15     10702.37
     04/30/88       10939.87    10962.50     10644.61
     05/31/88       10982.31    11057.87     10573.06
     06/30/88       11420.26    11565.43     10828.15
     07/31/88       11355.68    11521.48     10771.35
     08/31/88       11301.86    11129.75     10799.59
     09/30/88       11572.03    11603.88     11044.09
     10/31/88       11746.70    11926.47     11252.01
     11/30/88       11637.53    11755.92     11115.32
     12/31/88       11771.18    11961.65     11127.83
     01/31/89       12172.85    12837.24     11287.94
     02/28/89       12083.59    12517.59     11206.12
     03/31/89       12217.63    12809.25     11254.57
     04/30/89       12613.58    13474.05     11490.09
     05/31/89       12896.39    14019.75     11792.02
     06/30/89       13089.00    13939.84     12151.06
     07/31/89       13604.77    15198.61     12409.36
     08/31/89       13685.00    15496.50     12225.50
     09/30/89       13695.74    15432.96     12288.07
     10/31/89       13742.16    15074.92     12590.96
     11/30/89       13951.08    15382.45     12710.97
     12/31/89       14091.15    15751.63     12744.98
     01/31/90       13570.63    14694.69     12593.53
     02/28/90       13669.77    14884.25     12633.96
     03/31/90       13781.31    15278.69     12643.27
     04/30/90       13592.87    14896.72     12527.43
     05/31/90       14045.13    16349.15     12898.35
     06/30/90       14107.61    16237.98     13105.31
     07/31/90       14145.80    16186.01     13286.59
     08/31/90       13547.38    14722.80     13109.16
     09/30/90       13326.05    14005.80     13217.61
     10/31/90       13261.49    13945.57     13385.42
     11/30/90       13726.35    14846.46     13673.55
     12/31/90       14025.60    15260.67     13886.61
     01/31/91       14606.15    15926.04     14058.27
     02/28/91       15265.87    17064.75     14178.27
     03/31/91       15557.86    17477.72     14275.81
     04/30/91       15811.81    17519.66     14430.47
     05/31/91       16319.71    18276.51     14514.86
     06/30/91       16022.99    17439.45     14507.48
     07/31/91       16442.51    18252.13     14708.66
     08/31/91       16821.43    18684.70     15026.95
     09/30/91       16964.60    18372.67     15331.45
     10/31/91       17344.09    18618.86     15502.15
     11/30/91       17034.87    17868.52     15644.29
     12/31/91       17781.87    19912.68     16108.90
     01/31/92       17781.87    19542.31     15889.75
     02/29/92       18041.04    19796.35     15993.07
     03/31/92       17926.03    19410.33     15902.91
     04/30/92       18144.64    19980.99     16017.78
     05/31/92       18479.84    20078.90     16320.03
     06/30/92       18421.89    19779.72     16544.63
     07/31/92       18864.37    20588.71     16882.18
     08/31/92       18967.62    20166.64     17053.20
     09/30/92       19098.85    20404.61     17255.34
     10/31/92       19007.32    20476.03     17026.57
     11/30/92       19053.08    21174.26     17030.42
     12/31/92       19194.74    21434.70     17301.23
     01/31/93       19616.43    21614.75     17633.00
     02/28/93       20147.44    21908.71     17941.67
     03/31/93       20789.95    22370.99     18016.43
     04/30/93       21453.45    21829.61     18141.89
     05/31/93       21801.01    22414.64     18164.99
     06/30/93       21818.20    22479.65     18494.19
     07/31/93       22105.70    22389.73     18598.79
     08/31/93       22824.46    23238.30     18924.79
     09/30/93       22604.67    23059.36     18976.77
     10/31/93       22788.72    23536.69     19047.68
     11/30/93       22387.15    23313.09     18885.64
     12/31/93       22894.97    23595.18     18988.00
     01/31/94       23510.52    24397.42     19244.37
     02/28/94       23100.16    23736.25     18910.03
     03/31/94       22152.04    22701.35     18443.82
     04/30/94       21962.12    22991.92     18296.54
     05/31/94       21996.65    23368.99     18293.97
     06/30/94       21769.75    22796.45     18253.55
     07/31/94       22187.06    23544.18     18616.12
     08/31/94       22395.72    24509.49     18639.22
     09/30/94       22238.25    23909.00     18364.88
     10/31/94       21975.59    24446.96     18348.52
     11/30/94       21660.40    23556.60     18307.77
     12/31/94       21678.30    23905.94     18434.19
     01/31/95       21678.30    24525.82     18799.01
     02/28/95       22154.55    25481.60     19245.97
     03/31/95       22527.17    26233.56     19364.05
     04/30/95       22758.67    27006.14     19634.54
     05/31/95       23186.07    28085.57     20394.34
     06/30/95       23439.13    28738.00     20543.86
     07/31/95       23781.43    29690.95     20497.98
     08/31/95       23835.48    29765.47     20745.36
     09/30/95       24050.66    31021.58     20947.19
     10/31/95       23832.02    30910.83     21219.60
     11/30/95       24506.16    32267.82     21537.57
     12/31/95       24909.04    32889.29     21839.83
     01/31/96       25130.13    34008.85     21984.86

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Balanced Fund on November 30, 1986, shortly after the fund started. As the chart shows, by January 31, 1996, the value of your investment would have grown to $25,130 - a 151.30% increase on your initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $34,009 - a 240.09% increase. If you'd put $10,000 in the bond index, it would have grown to $21,985 - a 119.85% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Haber, Portfolio Manager of Fidelity Balanced Fund
Q. BOB, HOW HAS THE FUND PERFORMED?
A. For the six months ended January 31, 1996, the fund had a total return of 5.67%. That trailed the balanced funds average tracked by Lipper Analytical Services, which returned 9.48% during the same period. For the 12 months ended January 31, 1996, the fund returned 15.92%, while the balanced funds average had a total return of 25.96%.
Q. WHY DID THE FUND'S PERFORMANCE TRAIL THAT OF THE BALANCED FUNDS AVERAGE?
A. Because of factors involving the fund's equity component. The fund lagged as a result of owning value-oriented stocks of small- and mid-sized U.S. companies rather than the large-capitalization U.S. stocks that were among the best performing stocks in the world over the past six months. In addition, currency had a negative impact. The fund maintained about a 10% stake in Japanese securities. While the fund's Japanese investments did well, the fund didn't benefit. That's because the yen depreciated versus the dollar, so the gains realized by these investments weren't translated into dollar-based gains. In addition, the fund allocated more in bonds than many other balanced funds. The fund's investment objective calls for high income with preservation of capital. That's why I invested heavily in bonds, which performed well, but not as well as stocks.
Q. WHAT WAS THE REASON BEHIND THE FUND'S BIAS TOWARD SMALL-CAP AND MID-CAP
STOCKS?
A. I follow a value-oriented approach to picking stocks, looking for those that are cheap when measured by yardsticks such as cash flow or current earnings. I do so because it can lower risk and mitigate volatility. Over the period, large-cap stocks generally were selling at very high valuations
- stock prices compared to other measures such as earnings - while small- and mid-cap stocks offered better values. In a typical rally, such as the stock market has seen over the past year, large-cap stocks tend to go up first, followed by smaller stocks. Since large-company stocks were already mostly overvalued, I believed it was safer to invest in smaller, attractively valued U.S. stocks, which had greater potential for gain.
Q. WAS THERE A PARTICULAR THEME TO YOUR EQUITY INVESTMENTS?
A. I invested a fair amount in cyclical stocks - those that tend to rise and fall with the economy. Specifically, I focused part of the portfolio on aluminum and nickel stocks such as Inco and Reynolds Metals. These companies have tended to do well at the end of economic cycles. It appears I invested in these companies too early, because while inventories kept going down and demand continued to exceed supply, the price of the metals and business prospects of the companies didn't improve as much as we expected. While the U.S. economy appears to have slowed, if any of the major world economies pick up substantially - as it appears is happening in Japan - I believe this industry should be well-positioned. That's because aluminum and nickel are global commodities and the industry is global in scope.
Q. WHAT HAS BEEN THE APPEAL OF JAPANESE STOCKS?
A. I found that equities in Japan offered the best value over the period. Prices were more depressed and the economy seemed to be closer to recovery than in Europe and elsewhere. Although foreign investments typically add more risk, I found stocks in Japan offered a combination of superior earnings growth potential and superior value. In addition, several factors helped Japanese companies and the economy. Short-term interest rates were extremely low and bond yields dropped significantly. I felt that these decreases - coupled with the Japanese government's move to increase spending - created a positive backdrop for economic growth. In addition, the weaker yen made Japanese products more competitive globally.
Q. WHAT CHANGES HAVE YOU MADE TO THE STRUCTURE OF THE FUND?
A. Over the past six months, the fund slowly raised its weighting in stocks because of the positive influence of the Federal Reserve Board interest rate cuts that started in July. At the end of the period, the fund's assets were allocated closer than they were six months ago to the targets I typically try to maintain - 60% stocks and 40% bonds. I also tried to reduce risk by diversifying overseas, namely in Japanese blue chip stocks, and by maintaining a position in convertible securities. The convertible security investments - including one the fund holds in Occidental Petroleum
- were intended to increase the current yield and provide an element of protection. In periods of flat stock performance, current dividends augment any capital gain. Furthermore, I sought to own a slightly higher dividend-paying mix of stocks, although the market at the end of the period was one of the lowest dividend-yielding markets in history. These stocks included Bell Atlantic, one of the Baby Bell telephone companies whose positive performance was sparked by anticipation of the telecommunications legislation that passed shortly after the end of the period. Positive performance also was turned in by Philip Morris, a shareholder-oriented company that experienced solid earnings growth and increased its dividend.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I hope that over the next six months the fund's Japanese investments begin to flower. Over the past six months, they've blossomed, but that's been somewhat hidden by the currency movement. In the U.S. market, the outlook is somewhat positive because the Fed has continued to reduce rates and strong inflows have helped push the market higher. But there has been a long run with barely any correction. I believe it would be historically impossible to project another period without any kind of downward move. So I approach the next six months with caution, expecting more volatility. And while the bond markets have had a good run they will need fresh evidence of economic weakness - which quells inflation fears - or they could be at risk as well.
FUND FACTS
GOAL: to provide high income
with preservation of capital
while also considering the
potential for growth of capital
START DATE: November 6, 1986
SIZE: as of January 31, 1996,
more than $4.9 billion
MANAGER: Robert Haber, since
July 1988; manager, Fidelity
Global Balanced Fund, since
1993; Fidelity Advisor Income
& Growth Fund, since 1987;
Fidelity Advisor Annuity
Income & Growth Fund, since
January 1995; joined Fidelity
in 1985
(checkmark)
BOB HABER ON THE STRENGTH OF
THE STOCK MARKET:
"We have come through an
unprecedented period of
strength in the U.S. stock
market. It has been more than
five years since the Standard &
Poor's Composite Index of 500
Stocks has experienced a
correction of 12%, longer than
any period since 1945. It also
has been 13 years since a
year's low on the S&P 500 fell
below the previous year's low,
again the longest period in
history for that type of
occurrence. Finally, the Dow
Jones Industrial Average
didn't experience a single
decline of 3.5% or more in
1995; that's the lowest single
decline in a calendar year for
this century. These are
among the statistics - along
with high stock prices,
shrinking earnings growth and
reduced dividend yields -
that lead me to believe it is
prudent to expect a correction
at some point; by nature,
historically, that's the way that
the markets have worked."

(solid bullet)  The manager has focused
the fund's bond investments
on investment grade
government issues, mainly
Treasuries and agency notes.
He has reduced investments
over the period in corporate
bonds and mortgage-backed
securities because of
weakness in the economy
and because he found neither
asset class represented good
value.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1996
                                           % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENTS
                                                          IN THESE STOCKS
                                                          6 MONTHS AGO

Bell Atlantic Corp.                        2.3            1.2

Omron Corp.                                1.2            0.6

Philip Morris Companies, Inc.              1.2            0.0

Caterpillar, Inc.                          1.0            0.8

Occidental Petroleum Corp. Indexed $3.00   1.0            1.4

TOP FIVE BONDS AS OF JANUARY 31, 1996

(BY ISSUER, WITH MATURITIES OF MORE THAN ONE YEAR)   % OF FUND'S    % OF FUND'S
                                                     INVESTMENTS    INVESTMENTS
                                                                    IN THESE BONDS
                                                                    6 MONTHS AGO

U.S. Treasury Obligations                            33.7           25.8

Federal National Mortgage Association                2.1            3.9

Carnival Cruise Lines, Inc.                          1.2            1.1

Government National Mortgage Association             0.7            2.5

Inco Ltd.                                            0.7            0.2


TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Basic Industries   7.6            12.0

Technology         6.1            5.6

Finance            6.0            7.4

Utilities          5.6            4.7

Energy             3.9            8.2

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 7.4
Row: 1, Col: 4, Value: 43.4
Row: 1, Col: 5, Value: 28.4
Row: 1, Col: 6, Value: 20.0
Stocks and
equity futures 35.1%
Bonds 48.2%
Convertible
securities 10.9%
Short-term
investments 5.8%
Other
investments 0.0%
FOREIGN
INVESTMENTS 18.3%
Stocks and
equity futures 49.4%
Bonds 43.3%
Convertible
securities 7.4%
Short-term
investments -1.1%
Other
investments 1.0%
FOREIGN
INVESTMENTS 16.4%
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 5.8
Row: 1, Col: 3, Value: 10.9
Row: 1, Col: 4, Value: 48.2
Row: 1, Col: 5, Value: 30.0
Row: 1, Col: 6, Value: 5.1
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 40.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.2%
AEROSPACE & DEFENSE - 0.4%
Aviall, Inc.   82,800 $ 704
Flightsafety International, Inc.   272,800  13,606
Harsco Corp.   8,600  532
Teleflex, Inc.   122,500  4,931
  19,773
DEFENSE ELECTRONICS - 0.8%
Litton Industries, Inc. (a)  733,400  36,120
Watkins-Johnson Co.   42,600  1,640
  37,760
TOTAL AEROSPACE & DEFENSE   57,533
BASIC INDUSTRIES - 5.9%
CHEMICALS & PLASTICS - 2.7%
Albemarle Corp.   464,100  8,644
du Pont (E.I.) de Nemours & Co.   226,100  17,381
Fuller (H.B.) Co.   90,200  3,270
IMC Fertilizer Group, Inc.   245,800  9,218
International Specialty Products, Inc.   391,400  4,550
Nippon Shokubai Co. Ltd.   1,474,000  15,690
Praxair, Inc.   611,000  20,774
Rohm & Haas Co.   103,500  7,167
Sekisui Chemical Co. Ltd.   3,426,000  46,064
Valspar Corp.   34,900  1,544
Witco Corp.   2,200  70
  134,372
IRON & STEEL - 0.4%
Kobe Steel (a)  3,698,000  11,567
NKK Corp. (a)  1,588,000  4,522
Nucor Corp.   14,500  843
Yodogawa Steel Works Ltd. (warrants) (a)  2,140  3,504
  20,436
METALS & MINING - 2.7%
Aluminum Co. of America  12,700  705
Belden, Inc.   36,600  1,007
Capral Aluminum Ltd.   9,194,010  19,884
Comalco Ltd.   1,123,523  5,320
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Eramet SA  141,840 $ 9,247
Falconbridge Ltd. 1st Installment Receipt (h)  5,722,400  51,043
IMCO Recycling, Inc.   74,300  1,560
Inco Ltd.   481,800  16,796
Kaiser Aluminum Corp. (a)  39,200  544
QNI Ltd.   8,478,800  16,819
Reynolds Metals Co.   39,500  2,113
Sherritt, Inc.   331,100  4,279
Wolverine Tube, Inc. (a)  164,900  5,875
  135,192
PAPER & FOREST PRODUCTS - 0.1%
Albany International Corp. Class A  281,500  5,208
Pentair, Inc.   12,200  641
  5,849
TOTAL BASIC INDUSTRIES   295,849
CONGLOMERATES - 0.8%
Crane Co.   177,400  7,029
Harris Corp.   316,100  19,796
Mark IV Industries, Inc.   494,600  10,325
Textron, Inc.   60,600  4,765
  41,915
CONSTRUCTION & REAL ESTATE - 2.5%
BUILDING MATERIALS - 0.6%
Kurimoto Ltd.  574,000  6,003
Lafarge Corp.   92,100  1,715
Masco Corp.   32,000  936
National House Industrial Co. Ltd.  323,000  5,821
Ply-Gem Industries, Inc.   349,000  5,453
Sherwin-Williams Co.   51,600  2,174
Tostem Corp.   159,000  5,226
Vulcan Materials Co.   900  52
  27,380
CONSTRUCTION - 0.5%
American Buildings Co. (a)  14,300  323
Daiwa House Industry Co. Ltd.   484,000  7,683
Daiwa House Industry Co. Ltd. (warrants) (a)  25,800  10,320
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Sekisui House Ltd. (warrants) (a)  900 $ 2,003
Webb (Del E.) Corp.   361,300  6,774
  27,103
ENGINEERING - 0.1%
EG & G, Inc.   233,800  5,202
REAL ESTATE INVESTMENT TRUSTS - 1.3%
American Health Properties, Inc.   7,000  166
Beacon Properties Corp.   141,600  3,522
CBL & Associates Properties, Inc.   94,200  1,931
Cali Realty Corp.   185,200  4,005
CenterPoint Properties Corp.   82,700  1,964
Colonial Properties Trust (SBI)  52,700  1,298
Equity Residential Properties Trust (SBI)  195,700  6,018
First Industrial Realty Trust, Inc.   18,000  414
Franchise Finance Corp. of America  296,300  6,704
Highwoods Properties, Inc.   83,700  2,553
LTC Properties, Inc.   403,800  6,612
Liberty Property Trust (SBI)  246,700  5,458
National Golf Properties, Inc.   247,100  5,776
Shurgard Storage Centers, Inc.   53,900  1,455
Sovran Self Storage, Inc.   99,900  2,597
Speiker Properties, Inc.   391,500  9,836
Starwood Lodging Trust combined certificate (SBI)  70,400  2,262
Storage USA, Inc.   69,700  2,196
Weeks Corp.   28,000  735
  65,502
TOTAL CONSTRUCTION & REAL ESTATE   125,187
DURABLES - 2.2%
AUTOS, TIRES, & ACCESSORIES - 1.8%
Borg-Warner Automotive, Inc.   139,800  4,054
Chrysler Corp.   123,900  7,155
Dana Corp.   50,900  1,673
General Motors Corp.   392,900  20,676
Genuine Parts Co.   56,300  2,505
Johnson Controls, Inc.   244,400  17,658
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Pep Boys-Manny, Moe & Jack  91,100 $ 2,642
Snap-on Tools Corp.   300,700  13,193
TRW, Inc.   77,100  6,515
Toyota Motor Corp.   593,000  12,735
  88,806
HOME FURNISHINGS - 0.3%
Heilig-Meyers Co.   171,100  2,652
Leggett & Platt, Inc.   302,400  7,258
Miller (Herman), Inc.   162,100  5,187
  15,097
TEXTILES & APPAREL - 0.1%
Guilford Mills, Inc.   26,300  562
Kellwood Co.   94,700  1,326
Mohawk Industries, Inc. (a)  164,800  2,245
Unifi, Inc.   1,000  22
  4,155
TOTAL DURABLES   108,058
ENERGY - 2.1%
ENERGY SERVICES - 0.6%
Nabors Industries, Inc. (a)  970,200  11,764
Production Operators Corp.   143,100  4,883
Weatherford Enterra, Inc. (a)  450,700  13,408
  30,055
OIL & GAS - 1.5%
Amoco Corp.   57,600  4,054
Atlantic Richfield Co.   220,100  25,009
Chieftain International, Inc. (a)  284,500  5,127
Coastal Corp. (The)  484,700  18,358
Mobil Corp.   22,700  2,514
Phillips Petroleum Co.   66,800  2,179
Santa Fe Energy Resources, Inc. (a)  1,609,400  15,490
Wascana Energy, Inc. (a)  173,900  1,614
  74,345
TOTAL ENERGY   104,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 3.0%
BANKS - 0.7%
Chemical Banking Corp.   237,200 $ 15,892
Fuji Bank (a)  367,000  8,327
Sakura Bank Ltd.   900,000  10,336
  34,555
CREDIT & OTHER FINANCE - 0.1%
Beneficial Corp.   147,700  7,219
INSURANCE - 0.9%
ACE Ltd.   175,400  7,740
Allmerica Financial Corp.   10,000  266
American Financial Group, Inc.   104,100  3,383
Capital RE Corp.   29,700  898
Liberty Corp. (The)  152,100  5,304
Old Republic International Corp.   165,000  5,796
USLife Corp.   644,200  20,695
  44,082
SECURITIES INDUSTRY - 1.3%
Daiwa Securities Co. Ltd.   3,056,000  45,655
Kokusai Securities Co. Ltd.   215,000  3,312
Lehman Brothers Holdings, Inc.   149,500  3,831
New Japan Securities (a)  604,000  3,925
Nomura Securities Co. Ltd.   119,000  2,578
Wako Securities (a)  725,000  6,194
  65,495
TOTAL FINANCE   151,351
HEALTH - 2.7%
DRUGS & PHARMACEUTICALS - 0.0%
Warner-Lambert Co.   26,500  2,484
MEDICAL EQUIPMENT & SUPPLIES - 1.6%
Baxter International, Inc.   464,400  21,130
Bergen Brunswig Corp. Class A  468,900  12,367
Cardinal Health, Inc.   162,100  9,665
McKesson Corp.   124,100  6,205
St. Jude Medical, Inc. (a)  646,450  28,525
  77,892
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 1.1%
Foundation Health Corp. (a)  138,100 $ 5,973
Horizon/CMS Healthcare Corp.   87,200  2,387
Tenet Healthcare Corp. (a)  120,400  2,574
United HealthCare Corp.   556,900  35,015
Vencor, Inc.   212,300  8,094
  54,043
TOTAL HEALTH   134,419
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
ELECTRICAL EQUIPMENT - 1.3%
California Microwave Corp. (a)  175,100  3,261
Mitsubishi Electric Co. Ord.   318,000  2,301
Omron Corp.   2,706,000  59,628
  65,190
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Allied Products Corp.   91,900  2,045
Briggs & Stratton Corp.   2,000  88
Caterpillar, Inc.   809,200  52,092
Dover Corp.   8,000  365
IDEX Corp.   71,300  2,709
Parker-Hannifin Corp.   27,700  945
Timken Co.   338,400  14,001
Toro Co.   73,800  2,565
  74,810
POLLUTION CONTROL - 0.6%
Browning-Ferris Industries, Inc.   876,500  25,857
Safety Kleen Corp.   46,200  693
WMX Technologies, Inc.   69,000  2,061
Zurn Industries, Inc.   31,600  707
  29,318
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   169,318
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.1%
American Telecasting, Inc. (a)  87,700 $ 1,316
CAI Wireless Systems, Inc. (a)  181,500  1,815
Heartland Wireless Communications, Inc. (a)  39,700  1,126
US Satellite Broadcasting Co., Inc. Class A  5,100  138
  4,395
LEISURE DURABLES & TOYS - 0.5%
Brunswick Corp.   1,050,300  23,763
LODGING & GAMING - 0.3%
Bally Entertainment Corp.   238,900  3,225
Grand Casinos, Inc. (a)  393,600  11,759
Resort Hotels PLC (a)  62,500  -
  14,984
TOTAL MEDIA & LEISURE   43,142
NONDURABLES - 2.3%
BEVERAGES - 0.3%
Anheuser-Busch Companies, Inc.   30,800  2,141
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.) 15,470,900 7,537 Panamerican Beverages, Inc. Class A 91,900 3,630
  13,308
FOODS - 0.2%
Dole Food, Inc.   214,400  7,986
HOUSEHOLD PRODUCTS - 0.5%
Clorox Co.   91,000  7,519
First Brands Corp.   333,500  16,467
Stanhome, Inc.   117,300  3,138
  27,124
TOBACCO - 1.3%
Philip Morris Companies, Inc.   632,400  58,813
RJR Nabisco Holdings Corp.   170,000  5,525
  64,338
TOTAL NONDURABLES   112,756
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 1.6%
Barrick Gold Corp.   371,500 $ 10,888
Coeur d'Alene Mines Corp.   233,400  5,310
Echo Bay Mines Ltd.   1,177,848  15,116
Hecla Mining Co. (a)  966,600  8,337
Pegasus Gold, Inc. (a)  849,800  13,613
Placer Dome, Inc.   360,700  10,145
Western Mining Holdings Ltd.   3,094,520  19,062
  82,471
RETAIL & WHOLESALE - 2.3%
APPAREL STORES - 0.1%
Talbots, Inc.   182,100  5,031
DRUG STORES - 0.1%
Rite Aid Corp.   111,700  3,588
GENERAL MERCHANDISE STORES - 0.5%
Consolidated Stores Corp. (a)  25,600  512
Ito-Yokado Co. Ltd.  463,000  26,327
  26,839
GROCERY STORES - 0.5%
Albertson's, Inc.   219,400  7,487
Vons Companies, Inc. (a)  660,300  19,561
  27,048
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Duty Free International, Inc.   72,000  1,053
Fingerhut Companies, Inc.   77,000  1,049
Pier 1 Imports, Inc.   1,741,200  20,459
Tandy Corp.   376,400  14,397
Uny Co. Ltd.   963,000  17,983
  54,941
TOTAL RETAIL & WHOLESALE   117,447
SERVICES - 0.4%
PRINTING - 0.2%
Deluxe Corp.   245,100  7,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.2%
CDI Corp. (a)  99,900 $ 2,148
Interim Services, Inc. (a)  74,500  2,775
National Service Industries, Inc.   159,100  5,549
  10,472
TOTAL SERVICES   17,672
TECHNOLOGY - 5.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Westell Technologies, Inc. Class A (a)  3,000  71
COMPUTER SERVICES & SOFTWARE - 1.0%
Automatic Data Processing, Inc.   227,000  9,052
BancTec, Inc. (a)  507,700  9,139
ECI Telecom Ltd.   874,900  18,810
Landmark Graphics Corp. (a)  73,100  1,517
SunGard Data Systems, Inc. (a)  370,900  11,034
  49,552
COMPUTERS & OFFICE EQUIPMENT - 2.7%
Canon, Inc.   1,869,000  35,251
Compaq Computer Corp. (a)  63,000  2,969
International Business Machines Corp.   316,800  34,452
Pitney Bowes, Inc.   203,500  9,208
Ricoh Co. Ltd. Ord.   3,517,000  37,436
Seagate Technology  247,300  14,653
  133,969
ELECTRONIC INSTRUMENTS - 0.4%
Measurex Corp.   325,700  9,649
Teradyne, Inc. (a)  458,100  10,135
  19,784
ELECTRONICS - 1.0%
Altera Corp.   30,300  1,996
AMP, Inc.   94,100  3,670
DH Technology, Inc. (a)  27,700  623
Nitto Denko Corp.   2,511,000  36,340
Nichicon Corp.   498,000  7,207
Wako Electric Co. Ltd.   1,000  21
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Xilinx, Inc. (a)  57,800 $ 2,233
Zilog, Inc.   14,800  538
  52,628
TOTAL TECHNOLOGY   256,004
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
AMR Corp.   36,200  2,751
Atlantic Southeast Airlines, Inc.   111,600  2,058
  4,809
UTILITIES - 4.1%
GAS - 0.4%
Aquila Gas Pipeline Corp.   193,700  2,470
Enron Corp.   502,300  18,585
  21,055
TELEPHONE SERVICES - 3.7%
Ameritech Corp.   348,300  20,942
Bell Atlantic Corp.   1,634,100  112,549
Frontier Corp.   178,400  5,307
MCI Communications Corp.   90,900  2,602
Southern New England Telecommunications Corp.   18,100  724
Telebras sponsored ADR  112,400  6,266
Telebras PN (Pfd. Reg.)  648,413,000  36,132
  184,522
TOTAL UTILITIES   205,577
TOTAL COMMON STOCKS
(Cost $1,900,766)   2,027,908
PREFERRED STOCKS - 4.2%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 3.7%
BASIC INDUSTRIES - 1.0%
METALS & MINING - 1.0%
Alumax, Inc., Series A, $4.00   133,033 $ 17,444
Kaiser Aluminum Corp. $0.97   981,400  13,617
Reynolds Metals Co. $3.31  369,500  18,336
  49,397
PAPER & FOREST PRODUCTS - 0.0%
International Paper Co.:
$2.625 (e)  8,700  415
 $2.625  34,900  1,675
  2,090
TOTAL BASIC INDUSTRIES   51,487
ENERGY - 1.5%
OIL & GAS - 1.5%
Occidental Petroleum Corp. Indexed $3.00  848,900  51,571
Santa Fe Energy Resources, Inc. $0.732  508,300  5,083
Unocal Corp. $3.50 (e)  379,400  20,393
  77,047
FINANCE - 0.4%
BANKS - 0.3%
Barnett Banks, Inc., Series A, $4.50 (g)  118,200  13,002
SAVINGS & LOANS - 0.1%
Glendale Federal Bank, Series E, $2.1875  81,300  3,577
TOTAL FINANCE   16,579
NONDURABLES - 0.8%
TOBACCO - 0.8%
RJR Nabisco Holdings Corp., Series C, depositary shares
representing 1/10 pfd  6,122,100  40,559
TOTAL CONVERTIBLE PREFERRED STOCKS   185,672
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
UTILITIES - 0.5%
ELECTRIC UTILITY - 0.5%
Gulf States Utilities Co. $1.75  308,500 $ 7,443
Long Island Lighting Co. $1.98  217,350  5,325
Public Service Co. of New Hampshire Co., Series A  385,575  10,073
  22,841
TOTAL PREFERRED STOCKS
(Cost $200,702)   208,513
CORPORATE BONDS - 8.3%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT (B) (000S)
CONVERTIBLE BONDS - 3.7%
BASIC INDUSTRIES - 0.7%
METALS & MINING - 0.7%
Inco Ltd. 5 3/4%, 7/1/04  Baa2 $ 24,360  33,130
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Lafarge Corp. 7%, 7/1/13  Baa2  3,920  4,038
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Unifi, Inc. 6%, 3/15/02  Baa1  290  294
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.2%
Investor AB 8%, 6/1/01 (g)  A- SEK 53,246  10,669
INSURANCE - 0.0%
RLI Corp. 6%, 7/15/03  Baa3  470  509
TOTAL FINANCE   11,178
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 1.7%
ENTERTAINMENT - 1.2%
Carnival Cruise Lines, Inc. 4 1/2%, 7/1/97 (g)  Baa1 $ 40,371 $ 62,121
RESTAURANTS - 0.5%
Wendy's International, Inc. 7%, 4/1/06 (g)  Baa3  13,495  22,537
TOTAL MEDIA & LEISURE   84,658
RETAIL & WHOLESALE - 0.4%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
Lowe's Companies, Inc. 3%, 7/22/03  A3  9,055  11,058
Price Co. 6 3/4%, 3/1/01  Baa1  8,150  8,374
  19,432
TECHNOLOGY - 0.6%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Canon, Inc. 1.30%, 12/19/08  A JPY 1,654,000  21,003
ELECTRONICS - 0.2%
Nitto Denko Corp. 3.90%, 3/30/ 01  Baa1 JPY 637,000  7,405
TOTAL TECHNOLOGY   28,408
TRANSPORTATION - 0.0%
TRUCKING & FREIGHT - 0.0%
Airborne Freight Corp. 6 3/4%, 8/15/01  Ba1  1,810  1,855
TOTAL CONVERTIBLE BONDS   182,993
NONCONVERTIBLE BONDS - 4.6%
ENERGY - 0.3%
ENERGY SERVICES - 0.2%
Petroliam Nasional BHD yankee
6 7/8%, 7/1/03 (e)  A1  8,670  9,019
OIL & GAS - 0.1%
McDermott, Inc. 7.95%, 7/7/97  Baa3  5,000  5,145
TOTAL ENERGY   14,164
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 2.4%
ASSET-BACKED SECURITIES - 0.6%
Capital Auto Receivables Asset Trust,
5.85%, 1/15/98  Aaa $ 2,070 $ 2,070
Discover Card Master Trust I:
 7 7/8%, 4/16/98  A2  1,540  1,545
 6.90%, 2/16/00  A2  4,500  4,601
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  1,670  1,675
Premier Auto Trust 4.90%, 12/15/98  Aaa  948  944
Standard Credit Card Master Trust I:
8 1/4%, 10/7/97  A2  5,025  5,124
 4.85%, 3/7/99  A2  5,200  5,172
 7.65%, 2/15/00  A2  2,300  2,397
 5 1/2%, 9/7/98 participation certificates  A2  2,800  2,806
Union Federal Savings Bank Grantor Trust:
 Series 1994-C Class B, 7.275%, 11/10/00  Baa2  1,495  1,516
 Series 1994-D Class B, 8.20%, 1/10/01  Baa2  956  987
  28,837
BANKS - 0.7%
Chase Manhattan Corp. 7 1/2%, 12/1/97  A2  2,100  2,177
Citicorp euro 5.9375%, 7/10/97 (i)  A2  1,000  999
Corporacion Andina De Fomento:
 euro 7 1/4%, 4/30/98  Baa3  800  817
 yankee 7 1/4%, 4/30/98 (e)  Baa2  5,900  6,025
Firstar Corp. 7.15%, 9/1/00  A3  6,210  6,479
Korea Development Bank 6 1/4%, 5/1/00  A1  4,150  4,208
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  1,000  1,004
Signet Banking Corp.:
5.78516%, 4/15/98 (i)  Baa2  3,750  3,708
 9 5/8%, 6/1/99  Baa2  4,469  4,950
Zions Bancorporation 8 5/8%, 10/15/02  BBB-  6,000  6,784
  37,151
CREDIT & OTHER FINANCE - 0.8%
Chrysler Financial Corp. 10.34%, 5/15/08  A3  1,600  1,620
Ford Motor Credit Co. euro 8 5/8%, 1/24/00  A1  3,766  4,140
General Motors Acceptance Corp.:
7.40% 5/20/97  A3  3,300  3,385
 7 1/8%, 5/23/97  A3  2,250  2,301
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
General Motors Acceptance Corp. - continued
7%, 6/2/97  A3 $ 8,000 $ 8,173
 6 3/4%, 2/25/98  A3  5,000  5,131
 5 7/8%, 1/12/99  A3  8,000  8,060
Greyhound Financial Corp.
8 1/4%, 3/11/97  Baa1  2,000  2,060
 6.95%, 1/28/98  Baa2  1,250  1,281
Union Acceptance Corp. Series 1995-B,
7.075%, 7/10/02  Baa2  2,169  2,198
Westinghouse Credit Corp.:
8.98%, 6/15/98  Ba1  2,000  2,067
 8.85%, 7/26/99  Ba1  1,300  1,363
  41,779
INSURANCE - 0.3%
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (e)  Aa3  9,390  9,297
Ohio National Life Insurance Co.
8 7/8%, 7/15/04 (e)  A3  4,030  4,580
  13,877
TOTAL FINANCE   121,644
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.0%
Circus Circus Enterprises 6.45%, 2/1/06  -  1,000  998
PUBLISHING - 0.1%
News America Holdings, Inc. 8 5/8%, 2/1/03  Baa3  4,180  4,707
TOTAL MEDIA & LEISURE   5,705
NONDURABLES - 0.1%
FOODS - 0.1%
Dart and Kraft Finance NV
7 3/4%, 11/30/98  A2 XEU 3,750  3,956
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  1,000  1,125
  5,081
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Comdisco, Inc.:
7.82%, 2/5/97  Baa2 $ 2,000 $ 2,043
 7 1/4%, 4/15/98  Baa2  7,000  7,236
 9.45%, 6/8/00  Baa2  6,000  6,819
 9.30%, 6/27/00  Baa2  3,750  4,246
  20,344
ELECTRONICS - 0.0%
Texas Instruments, Inc. 6 1/8%, 2/1/06  A3  1,400  1,390
TOTAL TECHNOLOGY   21,734
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp.:
 7 3/4%, 12/1/97  Baa3  2,030  2,100
 9 1/2%, 7/15/98  Baa3  4,000  4,330
Delta Air, Inc. pass thru trust
9 7/8%, 4/30/08  Baa2  5,056  5,850
United Air Lines pass thru trust
7.27%, 1/30/13  Baa1  2,750  2,750
TOTAL TRANSPORTATION   15,030
UTILITIES - 1.0%
ELECTRIC UTILITY - 0.6%
British Columbia Hydro & Power Authority gtd.
15%, 4/15/11  Aa2  2,225  2,379
Gulf States Utilities Co. 1st mortgage
6 3/4%, 10/1/98  Baa3  1,000  1,008
Long Island Lighting Co.:
8 3/4%, 5/1/96  Baa3  10,908  11,022
 7.30%, 7/15/99  Ba1  3,000  3,042
Public Service Co. of New Hampshire 1st mtg.
9.17%, 5/15/98  Ba1  7,685  8,144
Texas Utilities Electric Co.:
7 1/8%, 6/1/97  Baa2  2,000  2,045
 9 1/2%, 8/1/99  Baa2  1,000  1,102
  28,742
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
GAS - 0.4%
Southwest Gas Corp.:
9 3/4%, 6/15/02  Baa3 $ 8,700 $ 10,253
 9 3/8%, 2/1/17  Baa3  4,000  4,194
Transcontinental Gas Pipe Line Corp.
6.21%, 5/15/00  Baa1  4,300  4,303
  18,750
TOTAL UTILITIES   47,492
TOTAL NONCONVERTIBLE BONDS   230,850
TOTAL CORPORATE BONDS
(Cost $404,539)   413,843
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 35.4%
U.S. TREASURY OBLIGATIONS - 33.7%
8 1/2%, 7/15/97 (k)  Aaa  4,505  4,727
8 3/4%, 10/15/97  Aaa  1,300  1,380
8 1/4%, 7/15/98  Aaa  1,400  1,503
5 1/4%, 7/31/98  Aaa  750  754
9 1/4%, 8/15/98  Aaa  38,145  41,936
4 3/4%, 8/31/98  Aaa  550  546
8 7/8%, 2/15/99  Aaa  1,150  1,271
9 1/8%, 5/15/99  Aaa  1,893  2,119
6 3/4%, 6/30/99  Aaa  2,450  2,573
6 7/8%, 7/31/99  Aaa  900  949
7 1/2%, 10/31/99  Aaa  900  970
7 3/4%, 11/30/99  Aaa  1,175  1,279
7 3/4%, 12/31/99  Aaa  26,270  28,630
7 3/4%, 1/31/00  Aaa  1,200  1,309
7 1/4%, 8/15/04  Aaa  565  628
7 7/8%, 11/15/04  Aaa  1,475  1,705
10 3/4%, 8/15/05  Aaa  1,560  2,142
5 7/8%, 11/15/05  Aaa  770  786
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
U.S. TREASURY OBLIGATIONS - CONTINUED
11 3/4%, 2/15/10  Aaa $ 122,940 $ 174,824
12 3/4%, 11/15/10  Aaa  1,960  2,980
13 7/8%, 5/15/11  Aaa  48,990  79,555
8 7/8%, 8/15/17  Aaa  4,375  5,820
9%, 11/15/18  Aaa  60,970  82,462
8 3/4%, 8/15/20  Aaa  134,935  179,738
7 1/4%, 2/15/23  Aaa  465,070  527,055
6 1/4%, 8/15/23  Aaa  103,700  105,677
7 1/2%, 11/15/24  Aaa  141,250  167,977
7 5/8%, 2/15/25  Aaa  193,847  234,675
6 7/8%, 8/15/25  Aaa  26,074  29,101
  1,685,071
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
Federal Agricultural Mortgage Corp.:
7.01%, 2/10/05  Aaa  1,530  1,657
 7.04%, 8/10/05  Aaa  2,400  2,614
Federal National Mortgage Association
7%, 7/13/98 (d)  Aaa  3,690  3,845
Government Trust Certificates
(assets of Trust guaranteed by
 U.S. Government through Defense
 Security Assistance Agency):
  Class G-2, 8%, 5/15/98  Aaa  5,211  5,362
   Class T-2, 9 5/8%, 5/15/02  Aaa  2,960  3,308
   Class 1-C, 9 1/4%, 11/15/01  Aaa  2,617  2,916
 (assets of Trust guaranteed by U.S.
 Government through Export-Import Bank):
   Series 1992-A, 7.02%, 9/01/04  Aaa  3,209  3,388
   Series 1994-C, 6.61%, 9/15/99  Aaa  1,213  1,240
   Series 1994-F, 8.178%, 12/15/04  Aaa  8,482  9,275
Private Export Funding Corp. secured:
9.10%, 10/30/98  Aaa  3,060  3,354
 9 1/2%, 3/31/99  Aaa  1,440  1,603
 8 3/4%, 6/30/03  Aaa  4,655  5,456
 6.86%, 4/30/04  Aaa  2,049  2,145
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  1,497  1,537
  6%, 2/15/99  Aaa  1,420  1,451
  7 3/4%, 11/15/99  Aaa  8,448  9,078
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government
through Agency for International Development): - continued
 5 3/4%, 3/15/00  Aaa $ 6,650 $ 6,729
  8%, 11/15/01  Aaa  3,440  3,832
  6 1/4%, 8/15/02  Aaa  7,140  7,396
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  6,270  7,132
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   83,318
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,696,753)   1,768,389
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.0%
5 1/2%, 11/1/08 to 4/1/09  Aaa  14,170  13,814
6%, 12/1/00 to 9/1/02  Aaa  28,852  28,896
6%, 1/1/11 (f)  Aaa  10,000  9,928
6 1/2%, 7/1/08 to 1/1/26  Aaa  18,019  17,874
7%, 11/1/22 to 6/1/24  Aaa  25,052  25,302
7 1/2%, 7/1/07 to 4/1/08  Aaa  3,446  3,555
8%, 9/1/17  Aaa  401  420
  99,789
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.7%
6 1/2%, 10/15/23 to 5/15/24  Aaa  12,921  12,841
7%, 5/15/22 to 10/15/23  Aaa  8,646  8,771
8%, 1/15/17 to 6/15/17  Aaa  126  132
8 1/2%, 8/15/06 to 12/15/21  Aaa  3,803  3,997
9%, 7/15/16 to 2/15/25  Aaa  7,533  7,991
9 1/2%, 7/15/09 to 11/15/24  Aaa  1,845  2,006
  35,738
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $132,395)   135,527
COMMERCIAL MORTGAGE SECURITIES - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
Oregon pass thru certificates commercial
Series 1995 Class 1-A, 7.15%, 6/25/26 (e)  AAA $ 4,867 $ 4,928
Resolution Trust Corp. commercial Series:
1994-C2 Class A-2, 7 3/4%, 4/25/25  AAA  612  614
 1994-C2 Class A-4, 7 1/2%, 4/25/25  AAA  243  244
 1995-C1 Class A-2A, 6 1/4%, 2/25/27  Aaa  2,441  2,438
 1995-C1 Class A-4A, 6 1/4%, 2/25/27  Aaa  3,126  3,144
SKW Real Estate LP (d)(e):
commercial floater
 Class A, 6.45%, 4/15/02   AA  1,714  1,716
 commercial Series II
 Class B, 6.90%, 4/15/02   A  3,300  3,310
Structured Asset Securities Corp.:
commercial Series 1995-C1 Class A-1A,
 7 3/8%, 9/25/24  AAA  2,988  3,054
 commercial Series 1993-C1 Class A-1,
 6.60%, 10/25/24  AA+  2,508  2,517
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $21,608)   21,965
FOREIGN GOVERNMENT SECURITIES (J) - 0.1%
Ontario Province yankee 15 3/4%, 3/15/12
(Cost $6,027)  Aa3  5,000  5,815
SUPRANATIONAL OBLIGATIONS - 0.1%
African Development Bank 7 3/4%, 12/15/01
(Cost $2,979)  Aa1  3,000  3,273
MUNICIPAL SECURITIES - 0.0%
Louisiana Pub. Facs. Auth. Rev. 9.95%, 6/1/96
(Cost $2,115)  A3  2,000  2,027
REPURCHASE AGREEMENTS - 7.2%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 362,864  362,805
PURCHASED OPTIONS - 1.0%
    EXPIRATION DATE/ UNDERLYING FACE VALUE
   STRIKE PRICE AMOUNT AT VALUE (NOTE 1)
320,000 J. Aron and Co. OTC Put Option    Mar. 96/
on Japanese Yen    93.10 $ 278,326 $ 40,320
72,000 Swiss Bank Corp. OTC Put Option    Mar. 96/
on Japanese Yen    93.58  62,946  8,561
152,600 Goldman Sachs & Co. Put Options
on U.S. Treasury bonds,   Feb. 96/
6 7/8%, 8/15/25   109.4375  170,387  310
4,550 Lehman Brothers Put Options
on U.S. Treasury bonds,   Feb. 96/
7 5/8%, 2/15/25   118.921875  5,508  375
TOTAL PURCHASED OPTIONS
(Cost $23,720)   49,566
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,754,409)  $ 4,999,631
SECURITIES SOLD SHORT
AMOUNTS IN THOUSANDS
NUMBER OF SHARES ISSUER VALUE
  222 Barnett Banks, Inc. $ 12,976
  2,319 Carnival Corp. Class A  62,602
  343 Investor AB Free shares B  10,907
  1,095 Wendy's International, Inc.  22,580
TOTAL SECURITIES SOLD SHORT
(Total proceeds $90,010)    $ 109,065
THE VALUE OF SECURITIES SOLD SHORT AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.2%
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
807 S&P 500 Contracts   Mar. 1996 $ 257,413 $ 9,206
328 Midcap 400 Contracts   Mar. 1996  36,334  612
1,162 Nikkei 225 Contracts   Mar. 1996  121,487  8,506
 $ 18,324
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 8.3%
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
JPY - Japanese yen
SEK - Swedish krona
XEU - European currency unit
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $59,683,000 or 1.2% of net assets.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
7. A portion of the security pledged to cover margin requirements on open short sale transactions (see Note 2 of Notes to Financial Statements). At the period end the value of securities pledged amounted to $108,329,000.
8. Purchased on an installment basis. Market value reflects only those payments made through January 31, 1996. The remaining installments aggregating CAD 108,726,000 are due July 31, 1996 and January 31, 1997.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
11. Security pledged to cover margin requirements on futures contracts (see
Note 2 of Notes to Financial Statements). At the period end the value of securities pledged amounted to $4,727,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 41.1% AAA, AA, A 41.4%
Baa 4.8% BBB  4.5%
Ba 0.4% BB  0.7%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  83.6%
Japan  9.2
Canada  3.4
Australia  1.2
Brazil  1.0
Others (individually less than 1%)  1.6
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $4,755,003,000. Net unrealized appreciation aggregated $244,628,000, of which $301,711,000 related to appreciated investment securities and $57,083,000 related to depreciated investment securities.
At July 31, 1995, the fund had a capital loss carryforward of approximately $87,644,000 which will expire on July 31, 2003.
The fund has elected to defer to its fiscal year ending July 31, 1996 approximately $42,321,000 of losses recognized during the period November 1, 1994 to July 31, 1995.
At July 31, 1995, the fund was required to defer $3,416,000 of losses on futures contracts and options, and forward currency contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                       $ 4,999,631
agreements of $362,805) (cost $4,754,409) -
See accompanying schedule

Securities sold short, at value (proceeds received                              (109,065)    $ 4,890,566
$90,010)

Restricted cash on securities sold short                                                      90,010

Receivable for investments sold                                                               101,880

Receivable for fund shares sold                                                               6,005

Dividends receivable                                                                          4,348

Interest receivable                                                                           58,786

Receivable for daily variation on futures contracts                                           3,013

Other receivables                                                                             12,023

 TOTAL ASSETS                                                                                 5,166,631

LIABILITIES

Payable to custodian bank                                                       49

Payable for investments purchased                                               190,152
Regular delivery

 Delayed delivery                                                               9,895

Payable for fund shares redeemed                                                21,145

Accrued management fee                                                          2,076

Payable for daily variation on futures contracts                                407

Other payables and accrued expenses                                             4,775

Collateral on securities loaned, at value                                       21,019

 TOTAL LIABILITIES                                                                            249,518

NET ASSETS                                                                                   $ 4,917,113

Net Assets consist of:

Paid in capital                                                                              $ 4,692,045

Undistributed net investment income                                                           70,914

Accumulated undistributed net realized gain (loss) on                                         (91,831)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                                 245,985
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 360,536 shares outstanding                                                   $ 4,917,113

NET ASSET VALUE, offering price and redemption price per                                      $13.64
share ($4,917,113 (divided by) 360,536 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 29,785
Dividends

Interest (including income on securities loaned of $192)                           95,287

 TOTAL INCOME                                                                      125,072

EXPENSES

Management fee                                                        $ 12,566

Transfer agent fees                                                    5,769

Accounting and security lending fees                                   398

Non-interested trustees' compensation                                  22

Custodian fees and expenses                                            411

Registration fees                                                      26

Audit                                                                  65

Legal                                                                  19

Dividends on securities sold short                                     911

Miscellaneous                                                          7

 Total expenses before reductions                                      20,194

 Expense reductions                                                    (577)       19,617

NET INVESTMENT INCOME                                                              105,455

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 76,451

 Foreign currency transactions                                         (7,396)

 Futures contracts                                                     13,618

 Short sales                                                           (33,005)    49,668

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 42,148

 Assets and liabilities in foreign currencies                          33,843

 Futures contracts                                                     18,049

 Short sales                                                           18,587      112,627

NET GAIN (LOSS)                                                                    162,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 267,750
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS         YEAR ENDED
                                                            ENDED              JULY 31,
                                                            JANUARY 31, 1996   1995
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 105,455          $ 277,107
Net investment income

 Net realized gain (loss)                                    49,668             (148,167)

 Change in net unrealized appreciation (depreciation)        112,627            230,830

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             267,750            359,770
FROM OPERATIONS

Distributions to shareholders from net investment income     (110,388)          (183,542)

Share transactions                                           622,701            1,416,410
Net proceeds from sales of shares

 Reinvestment of distributions                               106,203            175,630

 Cost of shares redeemed                                     (1,039,443)        (2,088,073)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (310,539)          (496,033)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (153,177)          (319,805)

NET ASSETS

 Beginning of period                                         5,070,290          5,390,095

 End of period (including undistributed net investment      $ 4,917,113        $ 5,070,290
income of $70,914 and $75,847, respectively)

OTHER INFORMATION
Shares

 Sold                                                        46,670             110,702

 Issued in reinvestment of distributions                     7,966              13,918

 Redeemed                                                    (78,199)           (162,998)

 Net increase (decrease)                                     (23,563)           (38,378)


FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED JULY 31,
      ENDED
      JANUARY 31, 1996

      (UNAUDITED)        1995                   1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 13.20     $ 12.76   $ 13.84   $ 12.79   $ 12.15   $ 11.11
beginning of period

Income from
Investment
Operations

 Net investment                 .30         .62       .25       .62       .62       .65
income

 Net realized and un-           .44         .27       (.17)     1.45      1.07      1.07
 realized gain (loss)

 Total from                     .74         .89       .08       2.07      1.69      1.72
investment
 operations

Less Distributions              (.30)       (.45)     (.25)     (.66)     (.60)     (.68)
From net investment
 income

 From net realized              -           -         (.50)     (.36)     (.45)     -
gain

 In excess of net               -           -         (.41)     -         -         -
 realized gain

 Total distributions            (.30)       (.45)     (1.16)    (1.02)    (1.05)    (.68)

Net asset value, end           $ 13.64     $ 13.20   $ 12.76   $ 13.84   $ 12.79   $ 12.15
of period

TOTAL RETURN B, C               5.67%       7.19%     .37%      17.18%    14.73%    16.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 4,917     $ 5,070   $ 5,390   $ 3,599   $ 1,366   $ 458
period (in millions)

Ratio of expenses to            .81% A      .91%      1.02%     .93%      .96%      .98%
average net assets

Ratio of expenses to            .79% A,     .90%      1.01%     .93%      .96%      .98%
average net assets             E           E         E
after expense
reductions

Ratio of net investment         4.25% A     5.33%     4.09%     5.07%     5.68%     5.93%
income to average
net assets

Portfolio turnover rate         301% A      269%      157%      162%      242%      238%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales, futures and options and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain
(loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES- CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
SHORT SALES AGAINST THE BOX. The fund may hedge its investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale.
The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures
2. OPERATING POLICIES- CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts or purchased options at period end is shown in the schedule of investments under the captions "Futures Contracts," and "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,263,913,000 and $7,575,094,000, respectively, of which U.S. government and government agency obligations aggregated $4,035,944,000 and $4,142,797,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,417,493,000 and $1,088,199,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to an annualized rate of 0.23% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,641,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $20,248,000 and $21,019,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $402,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custody and transfer agent fees were reduced by $11,000 and $164,000, respectively, under these arrangements.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
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call a Fidelity representative at 1-800-
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MAINE
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MARYLAND
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Houston, TX
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UTAH
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VERMONT
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VIRGINIA
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WASHINGTON
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TO WRITE FIDELITY


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closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
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(such as changing name, address, bank, etc.)
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SELLING SHARES
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert Haber, Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GLOBAL BALANCED
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   22   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  26   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996            PAST 6   PAST 1   LIFE OF
                                          MONTHS   YEAR     FUND

Global Balanced                           4.04%    14.67%   35.75%

Morgan Stanley World Index                7.24%    24.78%   57.69%

Salomon Brothers World Government Bond    0.38%    15.15%   33.95%
Index

Global Flexible Funds Average             6.45%    20.90%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on February 1, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley World Index - a common proxy for stocks across the world - and the performance of the Salomon Brothers World Government Bond Index, a broad measure of government bonds across the world. To measure how the fund's performance stacked up against its peers, you can compare it to the global flexible funds average, which reflects the performance of 68 global flexible portfolio funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                 PAST 1   LIFE OF
                                               YEAR     FUND

Global Balanced                                14.67%   10.72%

Morgan Stanley World Index                     24.78%   16.40%

Salomon Brothers World Government Bond Index   15.15%   10.23%

Global Flexible Funds Average                  20.90%   n/a

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
           Global Balanced             MS World Index              SB World
Government Bond
  02/01/93      10000.00                    10000.00
10000.00
  02/28/93      10490.00                    10233.90
10196.73
  03/31/93      11161.12                    10824.22
10353.27
  04/30/93      11752.77                    11322.89
10572.06
  05/31/93      11983.41                    11580.84
10678.07
  06/30/93      11853.13                    11480.71
10655.31
  07/31/93      12064.62                    11714.25
10685.55
  08/31/93      12759.49                    12248.33
11006.79
  09/30/93      12696.03                    12019.10
11137.36
  10/31/93      13268.94                    12347.41
11118.50
  11/30/93      13115.48                    11646.04
11038.81
  12/31/93      13738.72                    12213.06
11132.73
  01/31/94      14417.31                    13015.73
11222.38
  02/28/94      13895.32                    12844.42
11149.10
  03/31/94      12974.09                    12287.79
11133.09
  04/30/94      12795.94                    12664.77
11145.90
  05/31/94      13005.53                    12694.48
11048.06
  06/30/94      12385.09                    12656.32
11207.44
  07/31/94      12616.58                    12894.04
11296.74
  08/31/94      12879.65                    13279.41
11257.60
  09/30/94      12848.08                    12927.56
11339.07
  10/31/94      12679.72                    13292.32
11520.87
  11/30/94      12321.95                    12712.87
11362.55
  12/31/94      12164.11                    12833.00
11393.86
  01/31/95      11837.91                    12637.29
11632.93
  02/28/95      11964.18                    12818.46
11930.70
  03/31/95      12300.91                    13433.19
12639.37
  04/30/95      12490.31                    13898.23
12873.46
  05/31/95      12500.83                    14013.98
13235.62
  06/30/95      12532.40                    14006.52
13313.53
  07/31/95      13048.01                    14704.17
13344.84
  08/31/95      12963.83                    14373.41
12886.26
  09/30/95      13153.23                    14788.95
13174.07
  10/31/95      13026.96                    14552.92
13272.26
  11/30/95      13268.98                    15055.05
13420.26
  12/31/95      13563.95                    15492.04
13562.92
  01/31/96      13574.51                    15769.09
13395.35

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Global Balanced Fund on February 1, 1993, when the fund started. As the chart shows, by January 31, 1996, the value of your investment would have grown to $13,575 - a 35.75% increase on your initial investment. For comparison, look at how both the Morgan Stanley World Index and Salomon Brothers World Government Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the Morgan Stanley World Index would have grown to $15,769 - a 57.69% increase. If you had put $10,000 in the Salomon Brothers World Government Bond Index, it would have grown to $13,395 - a 33.95% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Mace and Robert Haber, Portfolio Managers of Fidelity Global Balanced Fund
Q. BOB, HOW HAS THE FUND PERFORMED?
R.H. For the past six months, the fund had a total return of 4.04%. That trailed the global flexible funds average, which returned 6.45% during the same period, according to Lipper Analytical Services. For the 12 months ended January 31, 1996, the fund had a total return of 14.67%, while the average global flexible fund tracked by Lipper returned 20.90%.
Q. WHY DID THE FUND TRAIL THE
AVERAGE FUND?
R.H. It did so because of factors involving the fund's equity component. That part of the fund underperformed its benchmark - the Morgan Stanley World Index - as a result of owning value-oriented stocks of small- and mid-sized U.S. companies. These stocks underperformed the large-capitalization U.S. stocks, which were among the best performing stocks in the world over the past six months. In addition, currency had a negative impact. Japan had the highest country allocation in the fund, but while the fund's Japanese investments did well, the fund didn't benefit. That's because the yen depreciated versus the dollar, so the gains realized by these investments weren't translated into dollar-based gains. The fund's bond component performed better than its benchmark, the Salomon Brothers World Government Bond Index. Furthermore, the fund allocated more in bonds than other global flexible funds. The fund's investment objective calls for high current income, with regard for both preservation of capital and potential for growth of capital. That's why we overweighted bonds, which performed well, but not as well as equities.
Q. WHAT WAS THE REASON BEHIND THE FUND'S BIAS TOWARD SMALL-CAP AND MID-CAP STOCKS IN THE U.S.?
R.H. Rick and I follow a value-oriented approach to picking stocks, looking for those that are cheap when measured by yardsticks such as cash flow or current earnings. We do so because it can lower risk and mitigate volatility. Over the period, large-cap stocks generally were selling at very high valuations - stock prices compared to other measures such as earnings - while small- and mid-cap stocks appeared to offer better values. In a rally such as the U.S. stock market has seen over the past year, the large-cap stocks tend to go up first, followed by smaller stocks. Since large-company stocks were already mostly overvalued, we believed it was safer to invest in smaller, attractively valued U.S. stocks, which had greater potential for gain.
Q. WAS THERE A PARTICULAR THEME TO YOUR U.S. EQUITY INVESTMENTS?
R.H. We invested a fair amount in cyclical stocks - those that tend to rise and fall with the economy. Specifically, we focused part of the portfolio on aluminum and nickel stocks such as Inco and Reynolds Metals. These companies have tended to do well at the end of economic cycles. It appears we invested in these companies too early, because while inventories kept going down and demand continued to exceed supply, the price of the metals and the business prospects of the companies didn't improve as much as we expected. While the U.S. economy appears to have slowed, if any of the major world economies picks up substantially - as it appears is happening in Japan - we believe this industry should be well positioned. That's because aluminum and nickel are global commodities and the industry is global in scope.
Q. RICK, JAPANESE STOCKS COMPRISE THE LARGEST EQUITY POSITION IN THE FUND. WHAT'S BEEN THE APPEAL THERE?
R.H. We found Japanese stocks offered a combination of superior earnings growth potential and that they offered the best value. The Japanese economy seemed to be closer to recovery than those in Europe and elsewhere, and prices were more depressed. In addition, short-term interest rates were very low and bond yields dropped markedly, helping the prospect of both Japanese companies and the overall economy. We felt that these interest rate decreases - along with increased spending on the part of the Japanese government - would help stimulate economic growth. Furthermore, Japanese products became more competitive globally because of a weaker yen.
Q. WHAT CHANGES HAVE YOU MADE TO THE FUND'S BOND PORTFOLIO?
R.H. We've succeeded in repositioning the fixed-income part of the fund in the way we described in the last report. Specifically, that part of the portfolio was invested primarily in government-issued, developed country AAA-rated debt at the end of the period. When deciding which country to invest in or which sector, we look at relative value, relative yield and currency values. The most important move we made during the six-month period was to avoid investing in Japanese bonds. That move helped because the yen weakened and the Japanese market didn't participate in the global bond market rally of the past six months. The lion's share of the fund's bond investments was in U.S. Treasuries and agency issues at the end of the period, with an average weighted maturity of about 15 years. Our feeling is that economic growth has stalled and inflation poses little threat.
Q. WHAT ELSE COLORS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
R.H. Our outlook is not that different from six months ago. Key central banks - such as the Federal Reserve Board in the U.S., Bundesbank in Germany and the Bank of Japan - have been lowering rates to stimulate economic growth. We're still waiting for lower rates to have this kind of stimulative effect. At some juncture, European cyclical stocks may become more attractive than other options. If that happens, we may reduce the fund's investments in Japan, hoping to take advantage of values in Europe. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: high current income
with regard for both
preservation of capital and
potential for growth of
capital
START DATE: February 1, 1993
SIZE: as of January 31,
1996, more than $120 million
MANAGERS: Robert Haber,
since 1993; manager,
Fidelity Balanced Fund,
since 1988; Fidelity Advisor
Income & Growth Fund,
since 1987; Fidelity Advisor
Annuity Income & Growth
Fund, since January 1995;
joined Fidelity in 1985.
Richard Mace, since
February 1995; manager,
Fidelity International
Growth & Income Fund,
since 1994; Fidelity
International Value Fund
since 1994; manager,
Fidelity Select Chemicals,
Industrial Materials, and
Transportation Portfolios,
1989-1992; joined Fidelity in
1987
(checkmark)
RICK MACE AND BOB HABER ON
VALUE INVESTING:
R.M. "When defining value, I
like to give the example of a
person who walks into a store
where they're selling dollar
bills for 80 cents a piece.
That's value - paying less for
a stock than it's worth. Ideally,
many other investors then
begin to spot that same value
and drive up the price of the
stock to a more fair valuation,
at which time we'll sell at a
profit. When a stock gets
cheap enough, it becomes
attractive, as long as we
believe the fundamentals will
improve at some point. If we
find a stock is cheap enough
and there is a hint of
improvement in the
company's business
prospects, then we seek to
own a lot of the stock."
R.H. "We analyze stocks
one-by-one, trying to find the
most attractive values with
the best business prospects.
For the most part, country
allocation is a fallout of stock
selection.  If we find a lot of
cheap stocks in a market, that
market becomes better
represented in the fund.  It's
not likely we'll look for a
market that is cheap and
therefore buy a lot of stocks
there. But it usually happens
that when we find a lot of
cheap stocks, we find they're
part of a cheap market."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JANUARY 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Omron Corp. (Japan)                1.7            2.7

Telebras PN (Pfd. Reg.) (Brazil)   1.3            0.0

Falconbridge Ltd. (Canada)         1.1            0.2

Canon, Inc. (Japan)                1.1            1.2

Fuji Photo Film Co. Ltd. (Japan)   1.1            0.4

TOP FIVE BONDS AS OF JANUARY 31, 1996
(BY ISSUER, WITH MATURITIES MORE THAN ONE    % OF FUND'S    % OF FUND'S
YEAR)                                        INVESTMENTS    INVESTMENTS
                                                            IN THESE BONDS
                                                            6 MONTHS AGO

United States Treasury                       29.3           13.5

German Government (DBR)                      2.6            0.0

Republic of Italy (BTP)                      2.5            1.9

Kingdom of Sweden                            1.4            0.0

United Kingdom, Great Britain &
 Northern Ireland                            0.9            5.4

TOP FIVE COUNTRIES AS OF JANUARY 31, 1996
(BY LOCATION OF ISSUER)    % OF FUND'S    % OF FUND'S
                           INVESTMENTS    INVESTMENTS
                                          IN THESE COUNTRIES
                                          6 MONTHS AGO

United States of America   53.0           37.0

Japan                      20.0           19.5

Germany                    3.8            12.2

France                     3.5            8.8

Canada                     3.1            6.6

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 6.2
Row: 1, Col: 3, Value: 37.3
Row: 1, Col: 4, Value: 53.5
Row: 1, Col: 5, Value: 20.0
Row: 1, Col: 1, Value: 3.4
Row: 1, Col: 2, Value: 11.4
Row: 1, Col: 3, Value: 38.0
Row: 1, Col: 4, Value: 47.2
Stocks and
equity futures 53.5%
Bonds 37.3%
Convertible
securities 6.2%
Short-term
investments 3.0%
FOREIGN
INVESTMENTS 47.0%
Stocks and
equity futures 47.2%
Bonds 38.3%
Convertible
securities 11.4%
Short-term
investments 3.1%
FOREIGN
INVESTMENTS 63.0%
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 48.1%
 SHARES VALUE (NOTE 1)
AUSTRALIA - 0.5%
QNI Ltd.   176,500 $ 350,114
Western Mining Holdings Ltd.   44,000  271,035
  621,149
AUSTRIA - 0.3%
EVN (Energie-Versor Nieder)  600  79,579
Mayr Melnhof Karton AG  1,900  94,659
Radex Heraklith Industrie  4,000  137,318
  311,556
BRAZIL - 1.9%
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  832,300  405,491
Telebras sponsored ADR  3,500  195,125
Telebras PN (Pfd. Reg.)  27,707,200  1,543,931
Telecomunicacoes de Minas Gerais SA (Telemig)  1,693,100  119,446
  2,263,993
CANADA - 2.3%
Falconbridge Ltd. (1st Installment Receipts) (h)  153,800  1,371,864
Inco Ltd.   8,600  299,796
Ulster Petroleums Ltd. (a)  235,800  832,730
Wascana Energy, Inc. (a)  20,400  189,391
  2,693,781
DENMARK - 0.4%
International Service Systems AS, Series B  4,500  112,432
Teledanmark AS Class B  2,500  137,937
Unidanmark AS Class A  5,000  255,921
  506,290
FINLAND - 0.9%
Huhtamaki Ord.   5,500  157,726
Kemira OY  50,000  417,027
Valmet OY Class A  17,500  447,073
  1,021,826
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FRANCE - 2.8%
Accor SA  900 $ 117,522
Alcatel Alsthom Cie Generale d'Electricite SA  4,000  365,231
Axa SA  2,000  125,294
Axa SA (rights)  2,000  3,896
Axime SA Ex Segin (a)(e)  7,000  650,255
Eramet SA  2,000  130,384
Generale des Eaux  4,078  432,709
Michelin SA Cie Generale des Etablissements Class B 18,000 764,683 Pechiney SA Class A 3,300 125,979
Seita   3,000  115,407
Total SA Class B  7,122  487,581
  3,318,941
GERMANY - 0.9%
Bayer AG  300  89,627
Continental Gummi-Werke AG  7,000  114,199
Daimler-Benz AG Ord.   100  55,220
Deutsche Bank AG  7,000  349,178
Veba AG (warrants) (a)  2,400  440,685
Volkswagen AG  200  72,843
  1,121,752
HONG KONG - 0.3%
Consolidated Electric Power Asia Ltd.   30,000  55,674
HSBC Holdings PLC  4,000  66,214
Peregrine Investments Holdings Ltd.   100,000  170,708
  292,596
ISRAEL - 0.3%
Elscint Ltd. (a)  188,600  400,775
ITALY - 0.2%
De Rigo Spa sponsored ADR  300  7,500
Italcementi Fabbriche Ruinite Cemento Spa  5,000  33,550
Stet (Societa Finanziaria Telefonica) Spa Ord.   60,000  188,414
  229,464
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - 19.7%
Acom Co. Ltd.   9,000 $ 348,739
Aiwa Co. Ltd.   3,000  63,025
Akita Bank Ltd.   21,000  157,647
Aoyama Trading Co. Ord.   3,500  102,941
Asahi Bank Ltd. ADR  15,000  179,272
Bridgestone Corp.   10,000  154,062
Canon, Inc.   71,000  1,339,122
Citizen Watch Co. Ltd. Ord.   15,000  123,249
Dai-Ichi Kangyo Bank  5,000  93,838
Dai-Tokyo Fire & Marine Insurance Ord.   13,000  92,857
Daiwa House Industry Co. Ltd.   15,000  238,095
Daiwa Securities Co. Ltd.   47,000  702,148
Dowa Fire & Marine Industries Co. Ltd.   5,000  25,584
Eighteenth Bank  10,000  87,768
Fuji Bank Ltd. (a)  15,000  340,336
Fuji Electric Co. Ltd.   59,000  291,419
Fuji Photo Film Co. Ltd.   45,000  1,268,908
Fujitsu Ltd.   5,000  53,688
Higashi Nihon House Co. Ltd.   10,000  169,001
Hitachi Koki Co. Ltd. Ord.   10,000  96,172
Hitachi Ltd.   100,000  1,008,403
Hitachi Maxell Ltd.   10,000  177,404
Honda Motor Co. Ltd.   17,000  371,429
Hoya Corp.  5,000  163,399
Ito-Yokado Co. Ltd.  22,000  1,250,980
Jusco Co. Ltd.   10,000  256,769
Kobe Steel Ltd. Ord. (a)  100,000  312,792
Konica Corp.   15,000  108,824
Kyocera Corp.   3,000  212,605
Makita Corp.   7,000  114,379
Matsushita Electric Industrial Co. Ltd.   30,000  498,599
Mitsubishi Bank of Japan  21,000  454,902
Mitsubishi Electric Co. Ord.   120,000  868,347
Mitsubishi Heavy Industries Ltd.   5,000  39,636
Mitsubishi Trust & Banking Corp.   10,000  154,995
Mitsui Trust and Banking  14,000  151,634
NEC Corp.   3,000  36,415
NKK Corp. (a)  50,000  142,390
Namco Ltd.   8,000  249,486
National House Industrial Co., Ltd.  4,000  72,082
Nichicon Corp.   20,000  289,449
Nichiei Co. Ltd.   1,000  70,028
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
JAPAN - CONTINUED
Nifco, Inc.   5,000 $ 62,558
Nintendo Co. Ltd. Ord.   2,500  183,240
Nippon Shokubai Co. Ltd.   25,000  266,106
Nissan Motor Co. Ltd. Ord.   10,000  78,898
Nitto Denko Corp.   32,000  463,119
Nomura Securities Co. Ltd.   57,000  1,234,734
Omron Corp.   93,000  2,049,300
Promise Co. Ltd.   2,000  90,196
Ricoh Co. Ltd. Ord.   20,000  212,885
Rohm Co. Ltd.   1,000  55,275
Sakura Bank Ltd.   25,000  287,115
Sankyo Co. Ltd.   2,000  47,246
Sanwa Bank Ltd.   14,000  264,052
Sekisui Chemical Co. Ltd.   38,000  510,924
Sekisui House Ltd.   15,000  190,476
Shimamura Corp.   5,000  185,808
Shin-Etsu Chemical Co. Ltd.   5,000  100,840
Sony Corp.   20,000  1,223,156
Sumitomo Bank Ltd.  15,000  287,115
Sumitomo Trust & Banking Co. Ltd.   12,000  161,345
TDK Corp.   8,000  398,133
Takeda Chemical Industries Ltd.   12,000  189,356
Tokai Bank Ltd.  15,000  204,482
Toshiba Corp.   5,000  38,889
Tostem Corp.   8,000  262,932
Toyota Motor Corp.   10,000  214,753
Uny Co. Ltd.   27,000  504,202
Wako Electric Co. Ltd.   19,000  390,289
Yamanouchi Pharmaceutical Co. Ltd.   16,000  349,580
Yoshinoya D&C Co. Ltd. Ord.   7  101,307
  23,541,129
NETHERLANDS - 1.0%
Koninklijke Ptt Nederland NV  10,000  383,693
Royal Dutch Petroleum Co.   400  55,600
Royal Dutch Petroleum Co. Ord.   3,000  415,288
Vendex International NV (a)(e)  11,000  336,331
  1,190,912
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NEW ZEALAND - 0.1%
Brierley Investments Ltd.   200,000 $ 173,544
NORWAY - 1.0%
Den Norske Bank Class A Free shares  20,000  54,630
Fokus Bank AS (a)  17,400  99,596
Fokus Bank AS (a)(e)  10,000  57,239
Smedvig AS  10,000  191,819
Transocean Drilling AS (a)  40,500  742,679
  1,145,963
RUSSIA - 0.0%
Mosenergo AO sponsored ADR (a)(e)  7,000  51,625
SPAIN - 0.8%
Banco Bilbao Vizcaya SA Ord. (Reg.)  10,000  366,135
Banco de Santander SA Ord. (Reg.)  4,000  192,191
FOCSA (Fomento Construcciones y Contratas SA)  2,000  165,737
Tabacalera SA, Series A  5,000  194,223
  918,286
SWEDEN - 1.0%
Electrolux AB  5,000  211,177
Esselte AB Class B Free shares  12,000  195,465
Svedala Industri  10,000  259,467
Volvo AB:
Class B  20,000  374,786
 Class B ADR  5,000  93,750
  1,134,645
SWITZERLAND - 0.1%
Swisslog Holding AG (Reg.)  350  94,337
UNITED KINGDOM - 1.4%
BET PLC Ord.   150,000  297,206
Cookson Group  100,000  443,919
Guinness PLC Ord.   41,300  284,846
Resort Hotels PLC (a)  570,000  9
Shanks & McEwan Group PLC  73,500  117,839
Shell Transport & Trading PLC  5,000  64,281
Telegraph PLC (The)  30,000  201,805
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Unilever PLC Ord.   5,000 $ 102,623
WPP Group PLC  6,300  16,485
Wickes PLC  100,000  192,088
  1,721,101
UNITED STATES OF AMERICA - 12.2%
AEP Industries, Inc.   300  6,600
ASECO Corp. (a)  11,600  162,400
Aequitron Medical, Inc. (a)  33,000  255,750
Allied Products Corp.   2,300  51,175
American Buildings Co. (a)  51,000  1,150,688
American Telecasting, Inc. (a)  6,800  102,000
Atlantic Richfield Co.   2,000  227,250
Aviall, Inc.  43,200  367,200
BancTec, Inc. (a)  10,500  189,000
Bell Atlantic Corp.   6,900  475,238
CAI Wireless Systems, Inc. (a)  20,000  200,000
Canyon Resources Corp. (a)  80,000  250,000
Cardinal Health, Inc.   1,300  77,513
Consolidated Stores Corp. (a)  2,000  40,000
Continental Homes Holding Corp.   25,000  550,000
Elcor Corp.   10,000  252,500
Equitrac Corp. (a)  200  1,100
Flightsafety International, Inc.   300  14,963
Flir Systems, Inc. (a)  13,000  136,500
General Binding Corp.   16,500  375,375
Genlyte Group, Inc. (a)  37,000  277,500
Giant Industries, Inc.   58,700  704,400
Graphic Industries, Inc.   41,100  436,688
Hughes Supply, Inc.   1,100  31,625
ILC Technology, Inc. (a)  70,000  638,750
IMC Fertilizer Group, Inc.   12,000  450,000
IMCO Recycling, Inc.   2,800  58,800
Inacom Corp. (a)  20,000  310,000
Intermet Corp.   10,000  110,625
Kellwood Co.   400  5,600
Kinetic Concepts, Inc.   20,000  247,500
Lafarge Corp.   600  11,175
Layne, Inc. (a)  5,000  56,250
LeaRonal, Inc.   6,000  159,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED STATES OF AMERICA - CONTINUED
Lehman Brothers Holdings, Inc.   600 $ 15,375
Liberty Corp. (The)  900  31,388
Liberty Property Trust (SBI)  1,400  30,975
NCI Building Systems, Inc. (a)  12,500  352,344
NVR, Inc. (a)  10,000  103,750
Nabors Industries, Inc. (a)  33,600  407,400
Ortel Corp. (a)  80,000  920,000
Pier 1 Imports, Inc.   26,600  312,550
Regis Corp.   10,000  242,500
Rohr Industries, Inc. (a)  400  7,300
St. Jude Medical, Inc. (a)  50  2,206
Schnitzer Steel, Inc. Class A  21,700  656,425
Security-Connecticut Corp.   10,000  250,000
Talbots, Inc.   300  8,288
Trident Microsystems, Inc. (a)  10,000  137,500
United HealthCare Corp.   2,300  144,613
Universal Hospital Services, Inc. (a)  5,000  48,750
USLife Corp.   2,100  67,463
U.S. Satellite Broadcasting Co., Inc. Class A  100  2,700
Vertex Communications Corp. (a)  26,000  445,250
Washington Homes, Inc. (a)  6,200  36,425
Webb (Del) Corp.   19,100  358,125
Weeks Corp.  600  15,750
Westell Technologies, Inc. Class A (a)  100  2,363
Worldtex Corp. (a)  186,000  953,250
Zero Corp.   40,100  676,688
  14,613,293
TOTAL COMMON STOCKS
(Cost $54,777,526)   57,366,958
PREFERRED STOCKS - 3.2%
CONVERTIBLE PREFERRED STOCKS - 2.6%
JAPAN - 0.3%
AJL PEPS Trust exchangeable (a)  15,000  311,250
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
UNITED STATES OF AMERICA - 2.3%
Alumax, Inc., Series A, $4.00  900 $ 118,013
Kaiser Aluminum Corp. $0.97  85,900  1,191,863
Occidental Petroleum Corp., Series A, Indexed $3.00 18,600 1,129,950 Reynolds Metals Co. $3.31 6,900 342,413
  2,782,239
TOTAL CONVERTIBLE PREFERRED STOCKS   3,093,489
NONCONVERTIBLE PREFERRED STOCKS - 0.6%
AUSTRIA - 0.2%
Creditanstalt Bankverein  5,000  294,525
GERMANY - 0.3%
Porsche AG Ord.   200  115,878
Volkswagen AG $12.00  1,000  270,896
  386,774
ITALY - 0.1%
Italmobiliare Spa  10,000  79,817
TOTAL NONCONVERTIBLE PREFERRED STOCKS   761,116
TOTAL PREFERRED STOCKS
(Cost $3,578,899)   3,854,605
CONVERTIBLE BONDS - 3.6%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT (B)
BERMUDA - 0.7%
MBL International Finance Bermuda
3%, 11/30/02  Aa3 $ 740,000  830,650
CANADA - 0.8%
Inco Ltd. yankee 5 3/4%, 7/1/04  Baa2  680,000  924,800
CONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
TAIWAN (FREE CHINA) - 0.0%
Acer, Inc. euro 4%, 6/10/01  - $ 10,000 $ 27,500
SWEDEN - 0.6%
Investor AB 8%, 6/1/01 (g)  A- SEK 3,868,620  775,140
UNITED STATES OF AMERICA - 1.5%
Aspect Telecommunications Corp.
5%, 10/15/03 (e)(g)  B3  382,000  735,828
Orbital Sciences Corp. 6 3/4%, 3/1/03 (g)  B3  829,000  953,350
Wendy's International, Inc. 7%, 4/1/06 (g)  Baa3  40,000  66,800
  1,755,978
TOTAL CONVERTIBLE BONDS
(Cost $4,029,255)   4,314,068
GOVERNMENT OBLIGATIONS (I) - 39.5%
FRANCE - 0.7%
French Government Principal Strips
0%, 10/25/25  Aaa FRF 40,000,000  861,402
GERMANY - 2.6%
German Government (DBR) 6%, 6/20/16  Aaa DEM 4,850,000  3,031,128
ITALY - 2.5%
Republic of Italy (BTP) (d):
8 1/2%, 8/1/99  A1 ITL 2,000,000  1,231,964
 10 1/2%, 9/1/05  A1 ITL 2,700,000  1,760,373
  2,992,337
MEXICO - 0.0%
Mexico Value oil recovery rights (a)  -  1,086,000  11
SWEDEN - 1.4%
Kingdom of Sweden:
10 1/4%, 5/5/03  Aa1 SEK 5,000,000  803,987
 6%, 2/9/05  Aa1 SEK 6,500,000  802,229
  1,606,216
UNITED KINGDOM - 0.9%
United Kingdom, Great Britain &
Northern Ireland 8 3/4%, 8/25/17  Aaa GBP 670,000  1,105,212
GOVERNMENT OBLIGATIONS (I) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
UNITED STATES OF AMERICA - 31.4%
U.S. Treasury Bill, yield at date of purchase
4.9030%, 3/7/96  - $ 2,600,000 $ 2,587,650
U.S. Treasury Bonds:
12 3/4%, 11/15/10  Aaa  880,000  1,337,873
 13 7/8%, 5/15/11  Aaa  1,980,000  3,215,342
 8 1/8%, 8/15/19 (f)  Aaa  9,000,000  11,233,080
 7 1/8%, 2/ 15/23  Aaa  1,350,000  1,529,928
 6 1/4%, 8/15/23  Aaa  5,500,000  5,604,830
 7 1/2%, 11/15/24  Aaa  2,335,000  2,776,829
 7 5/8%, 2/15/25  Aaa  4,075,000  4,933,277
 6 7/8%, 8/15/25  Aaa  665,000  742,200
U.S. Treasury Note 7 1/4%, 11/15/96  Aaa  3,490,000  3,549,435
  37,510,444
TOTAL GOVERNMENT OBLIGATIONS
(Cost $45,151,488)   47,106,750
REPURCHASE AGREEMENTS - 5.6%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 6,713,096  6,712,000
PURCHASED OPTIONS - 0.0%
    EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
2,150,000 Goldman Sachs and Co. Put
Options on U.S. Treasury bonds,   Feb. 96/
6 7/8%, 8/15/25   109.4375 $ 2,400,609  4,367
2,150,000 Lehman Brothers Put Options
on U.S. Treasury bonds,    Feb. 96/
7 5/8%, 2/15/25   118.921875  2,602,844  5,289
TOTAL PURCHASED OPTIONS
(Cost $22,004)   9,656
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $114,271,172)  $ 119,364,037
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
55 Nikkei 225 Index Futures   March, 1996 $ 5,750,250 $ 558,492
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 4.8%
SECURITIES SOLD SHORT

NUMBER OF SHARES ISSUER VALUE
  19,600 Aspect Telecommunications Corp. $ 725,200
  24,650 Investor AB free shares  783,493
  57,500 Orbital Sciences Corp.  898,437
  3,000 Wendy's International, Inc.  61,875
TOTAL SECURITIES SOLD SHORT
(Total proceeds $1,899,171)    $ 2,469,005
THE VALUE OF SECURITIES SOLD SHORT AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.1%
CURRENCY ABBREVIATIONS
DEM - German deutsche mark
FRF - French franc
GBP - British pound
ITL - Italian lira
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Principal amount in thousands.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,831,278 or 1.5% of net assets.
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,248,120.
7. Security pledged to cover margin requirements on open short sale transactions (see Note 2 of Notes to Financial Statements). At the period end the value of securities pledged amounted to $2,531,118.
8. Purchased on an installment basis. Market value reflects only those payments made through January 31, 1996. The remaining installments aggregating CAD 2,922,200 are due on July 31, 1996 and January 31, 1997.
9. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 37.2% AAA, AA, A 37.9%
Baa 0.8% BBB  0.8%
Ba 0.0% BB  0.0%
B 1.4% B  0.8%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $114,313,693. Net unrealized appreciation aggregated $5,050,344, of which $7,727,735 related to appreciated investment securities and $2,677,391 related to depreciated investment securities.
At July 31, 1995, the fund had a capital loss carry- forward of approximately $10,190,000 all of which will expire on July 31, 2003.
The fund has elected to defer to its fiscal year ending July 31, 1996 approximately $14,797,000 of losses recognized during the period November 1, 1994 to July 31, 1995.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of
Investment in Securities
Aerospace & Defense   1.2%
Basic Industries    7.2
Construction & Real Estate    3.4
Durables    5.1
Energy    4.5
Finance    8.4
Government Obligations  39.5
Health    1.4
Industrial Machinery &
 Equipment    5.9
Media & Leisure   1.2
Nondurables   1.1
Retail & Wholesale   3.0
Repurchase Agreements   5.6
Technology   7.5
Utilities    3.4
Others (individually less than 1%)    1.6
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase    $ 119,364,037
agreements of $6,712,000) (cost $114,271,172) -
See accompanying schedule

Securities sold short, at value (proceeds received           (2,469,005)    $ 116,895,032
$1,899,171)

Restricted cash on securities sold short                                     1,899,171

Cash                                                                         7

Receivable for investments sold                                              4,204,056

Receivable for fund shares sold                                              427,170

Dividends receivable                                                         88,109

Interest receivable                                                          1,449,307

Receivable for daily variation on futures contracts                          4,125

 TOTAL ASSETS                                                                124,966,977

LIABILITIES

Payable for investments purchased                            2,987,516

Payable for fund shares redeemed                             981,260

Accrued management fee                                       75,084

Other payables and accrued expenses                          197,124

 TOTAL LIABILITIES                                                           4,240,984

NET ASSETS                                                                  $ 120,725,993

Net Assets consist of:

Paid in capital                                                             $ 136,492,710

Undistributed net investment income                                          1,667,286

Accumulated undistributed net realized gain (loss) on                        (22,538,130)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                5,104,127
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 9,393,189 shares outstanding                                $ 120,725,993

NET ASSET VALUE, offering price and redemption price per                     $12.85
share ($120,725,993 (divided by) 9,393,189 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                    $ 459,611
Dividends

Interest                                                                              2,215,874

 TOTAL INCOME                                                                         2,675,485

EXPENSES

Management fee                                                        $ 493,518

Transfer agent fees                                                    241,309

Accounting fees and expenses                                           40,556

Non-interested trustees' compensation                                  1,078

Custodian fees and expenses                                            76,607

Registration fees                                                      20,564

Audit                                                                  37,636

Legal                                                                  663

Interest                                                               854

Dividends on securities sold short                                     15,132

Miscellaneous                                                          81

 Total expenses before reductions                                      927,998

 Expense reductions                                                    (14,277)       913,721

NET INVESTMENT INCOME                                                                 1,761,764

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 4,392,700

 Foreign currency transactions                                         (695,641)

 Futures contracts                                                     787,823

 Short sales                                                           (1,737,881)    2,747,001

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 (2,293,149)

 Assets and liabilities in foreign currencies                          562,295

 Futures contracts                                                     345,886

 Short sales                                                           1,780,249      395,281

NET GAIN (LOSS)                                                                       3,142,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                      $ 4,904,046
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS       YEAR ENDED
                                                            ENDED JANUARY    JULY 31,
                                                            31,1996          1995
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 1,761,764      $ 10,413,648
Net investment income

 Net realized gain (loss)                                    2,747,001        (26,837,322)

 Change in net unrealized appreciation (depreciation)        395,281          17,642,981

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,904,046        1,219,307
FROM OPERATIONS

Distributions to shareholders from net investment income     (479,379)        -

Share transactions                                           30,472,045       57,907,802
Net proceeds from sales of shares

 Reinvestment of distributions                               452,929          -

 Cost of shares redeemed                                     (63,454,913)     (223,542,247)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (32,529,939)     (165,634,445)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (28,105,272)     (164,415,138)

NET ASSETS

 Beginning of period                                         148,831,265      313,246,403

 End of period (including undistributed net investment      $ 120,725,993    $ 148,831,265
income of $1,667,286 and $384,901, respectively)

OTHER INFORMATION
Shares

 Sold                                                        2,425,125        4,870,593

 Issued in reinvestment of distributions                     35,496           -

 Redeemed                                                    (5,074,766)      (18,989,120)

 Net increase (decrease)                                     (2,614,145)      (14,118,527)


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,            FEBRUARY 1, 1993
      ENDED JANUARY                                    (COMMENCEMENT
      31, 1996                                         OF OPERATIONS) TO

      (UNAUDITED)      1995                   1994 F   JULY 31, 1993


SELECTED PER-SHARE DATA

Net asset value, beginning of        $ 12.40      $ 11.99     $ 11.98     $ 10.00
period

Income from Investment
Operations

 Net investment income                .20          .28         .32 D       .15

 Net realized and unrealized          .30          .13 E       .25         1.91
 gain (loss)

 Total from investment operations     .50          .41         .57         2.06

Less Distributions                    (.05)        -           (.15)       (.08)
From net investment income

 From net realized gain               -            -           (.11)       -

 In excess of net realized gain       -            -           (.20)       -

 Return of capital                    -            -           (.10)       -

 Total distributions                  (.05)        -           (.56)       (.08)

Net asset value, end of period       $ 12.85      $ 12.40     $ 11.99     $ 11.98

TOTAL RETURN B, C                     4.04%        3.42%       4.58%       20.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 120,726    $ 148,831   $ 313,246   $ 84,157
(000 omitted)

Ratio of expenses to average          1.42% A      1.34%       1.68%       2.12%
net assets                                                                A

Ratio of expenses to average net      1.40% A,     1.33%       1.67%       2.12%
assets after expense reductions      G            G           G           A

Ratio of net investment income to     2.69% A      4.68%       2.56%       4.02%
average net assets                                                        A

Portfolio turnover rate               252% A       242%        226%        172%
                                                                          A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Global Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
SHORT SALES AGAINST THE BOX. The fund may hedge its investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale.
The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the captions "Purchased Options," and "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $160,582,113 and $192,572,356, respectively, of which U.S. government and government agency obligations aggregated $60,308,478 and $52,249,770, respectively.
The market value of futures contracts opened and closed during the period amounted to $14,105,475 and $13,410,346, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annualized rate of .75% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .37% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $27,509 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $1,779,000 and $1,653,000, respectively. The weighted average interest rate was 6.20%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $11,505 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custody and transfer agent fees were reduced by $682 and $2,090, respectively, under these arrangements.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
Kent, England
Fidelity Investments Japan Ltd.
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert Haber, Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
LOW-PRICED STOCK
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   38   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  42   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996       PAST 6   PAST 1   PAST 5    LIFE OF
                                     MONTHS   YEAR     YEARS     FUND

Low-Priced Stock                     4.93%    26.32%   174.75%   196.46%

Low-Priced Stock (incl. 3% sales     1.78%    22.53%   166.51%   187.56%
charge)

Russell 2000(registered trademark)   6.03%    29.94%   137.50%   112.36%

Small Company Growth Funds           5.18%    31.62%   138.69%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on December 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a broad measure of small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small company growth funds average, which reflects the performance of 343 small company growth funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996             PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

Low-Priced Stock                           26.32%   22.40%   19.50%

Low-Priced Stock (incl. 3% sales charge)   22.53%   21.66%   18.90%

Russell 2000                               29.94%   18.90%   13.14%

Small Company Growth Funds Average         31.62%   18.68%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Low-Priced StocRussell 2000 I
     12/27/89        9700.00      10000.00
     12/31/89        9593.30      10183.51
     01/31/90        9535.10       9293.82
     02/28/90        9719.40       9582.38
     03/31/90        9816.40       9955.08
     04/30/90        9447.80       9630.04
     05/31/90       10194.70      10311.66
     06/30/90       10476.00      10332.56
     07/31/90       10417.80       9878.09
     08/31/90        9379.90       8562.52
     09/30/90        8968.27       7804.83
     10/31/90        8816.43       7328.36
     11/30/90        9292.18       7887.14
     12/31/90        9585.72       8200.08
     01/31/91       10466.35       8941.65
     02/28/91       11397.59       9938.77
     03/31/91       12156.76      10638.35
     04/30/91       12622.38      10611.58
     05/31/91       12814.70      11117.39
     06/30/91       12045.42      10469.50
     07/31/91       12784.34      10836.89
     08/31/91       13138.61      11238.01
     09/30/91       13192.71      11326.01
     10/31/91       13653.40      11625.57
     11/30/91       13098.47      11087.87
     12/31/91       14019.94      11975.73
     01/31/92       15233.92      12946.08
     02/29/92       16211.56      13323.74
     03/31/92       15674.40      12872.75
     04/30/92       15824.80      12421.76
     05/31/92       15932.23      12586.94
     06/30/92       15545.48      11991.68
     07/31/92       16050.41      12408.75
     08/31/92       16007.44      12058.59
     09/30/92       16137.72      12336.88
     10/31/92       16406.50      12729.02
     11/30/92       17515.20      13703.05
     12/31/92       18079.01      14180.43
     01/31/93       18543.44      14660.38
     02/28/93       18384.85      14321.78
     03/31/93       18939.91      14786.51
     04/30/93       18758.67      14380.63
     05/31/93       19155.14      15016.96
     06/30/93       19223.10      15110.64
     07/31/93       19472.31      15319.27
     08/31/93       20163.30      15981.08
     09/30/93       20327.14      16432.07
     10/31/93       21075.97      16855.01
     11/30/93       20713.64      16300.25
     12/31/93       21733.10      16857.57
     01/31/94       22863.72      17386.11
     02/28/94       22851.16      17323.23
     03/31/94       21846.16      16408.60
     04/30/94       22034.60      16506.13
     05/31/94       21959.22      16320.79
     06/30/94       21645.16      15766.59
     07/31/94       22135.10      16025.63
     08/31/94       22964.22      16918.62
     09/30/94       23073.27      16861.97
     10/31/94       23252.45      16795.42
     11/30/94       22632.20      16117.11
     12/31/94       22778.19      16550.13
     01/31/95       22763.95      16341.32
     02/28/95       23418.83      17021.10
     03/31/95       23575.43      17314.24
     04/30/95       24344.19      17699.23
     05/31/95       24842.46      18003.56
     06/30/95       25796.30      18937.50
     07/31/95       27405.01      20028.34
     08/31/95       27661.27      20442.67
     09/30/95       28155.35      20807.74
     10/31/95       27354.31      19877.17
     11/30/95       28066.35      20712.30
     12/31/95       28448.62      21258.78
     01/31/96       28756.17      21219.09






$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Low-Priced Stock Fund on December 27, 1989, when the fund started, and paid a 3% sales charge. As the chart shows, by January 31, 1996, the value of your investment would have grown to $28,756 - a 187.56% increase on your initial investment. For comparison, look at how the Russell 2000 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,236 - a 112.36% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund
Q. JOEL, HOW HAS THE FUND PERFORMED?
A. For the six months ended January 31, 1996, the fund had a total return of 4.93%. That slightly trailed the small company growth funds average tracked by Lipper Analytical Services, which returned 5.18% for the same period. For the 12 months ended January 31, 1996, the fund returned 26.32%, while the small company growth funds average had a total return of 31.62%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. Large Dow Jones Industrial Average stocks did particularly well, surpassing the returns of the fund and the small company growth funds average. Many institutional investors received large inflows and were most readily able to invest them in large, liquid stocks. Also, the data received so far shows that in the second half of 1995, operating profits of the 1,000 largest public companies grew slightly faster than for the next 2,000 companies. Note that the average capitalization of the fund's holdings tends to be quite small - on average, smaller even than most small company mutual funds. In addition, these stocks tend to be of companies growing at above-average rates on a sustainable basis, with valuations that I believe to be cheap given their prospects. During the period, however, small company investors favored the very fastest growing companies, regardless of valuation.
Q. WHAT SORTS OF STRATEGIES HAVE YOU PURSUED OVER THE PAST SIX MONTHS?
A. Some parts of the economy slowed. Interest rates fell during the period, with bond rates close to their lowest levels in two decades. This backdrop tended to favor less cyclical - or economically sensitive - companies and more interest rate-sensitive businesses such as home building, furniture and those in the financial sector. I increased the fund's investments in financial stocks and home builders. Specifically, I added to the fund's insurance investments, including Commerce Group and United Insurance Companies. They had attractively low price-to-earnings multiples (p/e) - a stock valuation that gives investors an idea of how much they are paying for a company's earnings - compared with their growth rates. United Insurance has been growing its premiums by better than 20% per year for several years, and I found it to be moderately priced. Commerce Group is an auto insurer that was selling cheaply despite a strong long-term record and a new group marketing program that sought to add to its policy holder growth. The fund's furniture investments included Dorel Industries, Ethan Allen and Bush, and home building stocks included Crossman Communities and Washington Homes.
Q. YOU REDUCED THE FUND'S INVESTMENTS IN TECHNOLOGY BY 7% OVER THE PAST SIX MONTHS . . .
A. The areas in technology where the fund tended to be well represented were the more commodity-like, volume-manufacturing, component-oriented parts of the sector, such as semiconductors, semiconductor capital equipment and disc drives. Most semiconductor prices dropped toward the end of the period and a fair number of other component companies had softer pricing and weaker profit margins. The fund sold several companies that had disappointing earnings, but some stocks fell despite positive earnings and sales trends. An example was Cohu, the leading semiconductor test handler company. This stock went down during the period, reflecting a weakness in semiconductor prices, even though Cohu reported earnings that were up sharply and its backlog of orders increased. The one area that didn't seem to have overcapacity problems was disc drives. The fund increased its largest technology investment in disc-drive manufacturer Quantum. Software and services companies such as BDM International, GEAC and American Business Information also were added to the portfolio.
Q. WHAT WERE SOME OF THE OTHER STOCKS THAT DIDN'T PERFORM AS WELL AS YOU WOULD HAVE LIKED?
A. Mac Frugal's, a retailer, was one. This has been a very tough sector. The company has been trying to reformat its stores, and is still experimenting. Devon Group suffered because its second largest customer is a retail chain suffering from weak sales.
Q. AND WHAT WERE SOME STOCKS THAT HELPED THE FUND DURING THE PERIOD?
A. I held Hillhaven, which merged into Vencor. The combined companies offered a wide range of facilities such as respiratory care and nursing homes, and took advantage of cross-referrals and transfers of patients. It also implemented a new information system that improved efficiency. Northumbrian Water, a long-time holding that the fund held since it became public, was taken over by a French company. As a result, it performed well.
Q. JOEL, THE FUND'S SHORT-TERM INVESTMENT POSITION IS UP FROM 12.5% ON JULY 31, 1995, TO 27.3% AT THE END OF THE PERIOD. WHY IS THAT?
A. In the previous six-month period, I deployed some of the fund's cash and short-term investments by purchasing shares of large-cap growth stocks selling above $25 per share, as I can do with 35% of the fund, according to its investment parameters. I had been attracted by the relative value of those investments in the previous six-month period. As time went on, I decided that their relative value wasn't attractive enough to warrant holding these large-cap growth stocks and thus sold them off. At the end of the period, I was maintaining the higher cash and short-term investment position as I examined opportunities to buy low-priced stocks of companies with attractive business prospects.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Intermediate- and long-term bond rates are near their 20-year lows. Short-term interest rates are not. As a result, I've been waiting for the effect of lower interest rates to stimulate the economy, but it hasn't happened yet. I'm watching and waiting to see if lower long-term interest rates can help to produce a stronger economy or whether that will come only after short rates come down as well. Any drop in short-term interest rates or economic improvement should help small company growth stocks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high income with
preservation of capital. The
fund also considers the
potential for the growth of
capital
START DATE: April 16, 1947
SIZE: as of January 31,
1996, more than $16 billion
MANAGER: Richard Fentin,
since 1987; manager,
Fidelity Growth Company
Fund, 1983-1987; joined
Fidelity in 1980
(checkmark)
RICH FENTIN ON THE VALUE STYLE
OF INVESTING:
"I buy stocks cheap. That's
the bottom line. Anytime I
describe the attributes of a
particular industry or sector I
like, the first thing I will say is
that `the stocks are cheap.'
Basically, I seek high-quality
companies at low prices. I'm
looking for situations where a
stock's valuation is out of
whack with the quality of the
company.
"For a recent example,
take consumer stocks. I
owned Philip Morris - one of
the year's top stocks - not
because it was a hot stock or
that it might perform well in an
economic downturn. I owned
it because it began the year at
an inexpensive level. In my
view, only owning the
market's favorite high-flying
stocks is dangerous because
if something goes wrong, they
are often the first ones to get
hurt."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1996
                                          % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         IN THESE STOCKS
                                                         6 MONTHS AGO

Universal Health Services, Inc. Class B   1.5            1.2

Lyondell Petrochemical Co.                1.4            1.8

Vencor, Inc.                              1.1            0.0

Welsh Water PLC Ord.                      1.0            0.9

Firstbank Puerto Rico                     1.0            1.1

United Insurance Companies, Inc.          0.9            0.7

Canadian National Railway Co. 1st
 Installment Receipt                      0.9            0.0

Century Telephone Enterprises, Inc.       0.9            0.7

SouthTrust Corp.                          0.7            0.5

Commerce Group, Inc.                      0.7            0.5

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE SECTORS
                                  6 MONTHS AGO

Finance            17.2           13.8

Technology         7.7            14.7

Health             6.6            8.4

Basic Industries   6.1            9.7

Utilities          5.3            4.8

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 27.0
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 31.0
Row: 1, Col: 4, Value: 42.3
Row: 1, Col: 1, Value: 21.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 47.0
Stocks 72.4%
Bonds 0.3%
Short-term
investments 27.3%
FOREIGN
INVESTMENTS 20.3%
Stocks 87.1%
Bonds 0.4%
Short-term
investments 12.5%
FOREIGN
INVESTMENTS 21.1%
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 71.5%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
Allied Research Corp. (a)(c)  248,110 $ 961
Datron Systems, Inc. (a)(c)  136,500  1,843
  2,804
DEFENSE ELECTRONICS - 0.1%
Flir Systems, Inc. (a)  190,100  1,996
Tech-Sym Corp. (a)  86,100  2,744
  4,740
SHIP BUILDING & REPAIR - 0.1%
Celsius Industrier AB Class B  64,100  1,387
TOTAL AEROSPACE & DEFENSE   8,931
BASIC INDUSTRIES - 6.1%
CHEMICALS & PLASTICS - 3.4%
ADCO Technologies, Inc.   139,600  960
AEP Industries, Inc. (c)  316,289  6,958
Aceto Corp. (c)  357,870  5,815
Agrium, Inc.   275,000  3,780
Arcadian Corp.   75,900  1,632
CFC International, Inc. (a)  55,000  536
Cytec Industries, Inc. (a)  225,300  17,179
EVC International NV (a)  33,300  938
EVC International NV (a)(e)  80,000  2,254
Kemira OY sponsored ADR (e)  75,000  1,247
Lyondell Petrochemical Co.   1,952,000  48,068
Martin Color-Fi, Inc. (a)  113,000  396
Mississippi Chemical Corp.   910,300  21,506
NL Industries, Inc. (a)  80,000  1,180
Spartech Corp.   731,200  5,210
  117,659
IRON & STEEL - 0.9%
Bliss & Laughlin Industries, Inc. (a)  15,000  137
Cold Metal Products, Inc. (a)(c)  518,500  2,528
Intermetco Ltd. (c)   251,700  1,443
Roanoke Electric Steel Corp.   336,100  5,294
Samuel Manu-Tech, Inc.   575,000  4,867
Slater Industries, Inc.   425,000  4,332
Steel of West Virginia, Inc. (c)   663,000  6,878
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - CONTINUED
Sudbury, Inc. (a)  430,000 $ 3,494
TriMas Corp.   190,900  3,508
UNR Industries, Inc.   57,500  489
  32,970
METALS & MINING - 0.6%
Acier Leroux, Inc. (a):
Class B  150,000  502
 Class B (e)  200,000  670
Aluminum of Greece SA (Reg)  15,000  614
Capral Aluminum Ltd.   2,000,000  4,325
De Beers Consolidated Mines Ltd. ADR  50,000  1,706
Kaiser Aluminum Corp. (a)  871,700  12,095
Lindberg Corp.   186,000  1,488
MAXXAM, Inc. (a)  27,200  1,132
Outokumpu OY Class A  1,100  17
  22,549
PACKAGING & CONTAINERS - 0.3%
Gaylord Container Corp. Class A  35,000  385
Owens-Illinois, Inc. (a)  569,500  8,116
PCI Services, Inc. (a)  151,200  1,625
  10,126
PAPER & FOREST PRODUCTS - 0.9%
Alliance Forest Products, Inc. (a)  100,000  1,884
Crown Vantage, Inc. (a)  11,000  179
Enso-Gutzeit OY Class R Free shares  1,813,500  11,314
Klippans Finpapppershrunk (a)  100,000  519
Metsa-Serla Ltd. Class B  550,000  15,050
Repola OY  75,000  1,297
Rolland, Inc. (a)  19,400  108
Specialty Paperboard, Inc. (a)  64,000  808
  31,159
TOTAL BASIC INDUSTRIES   214,463
CONGLOMERATES - 0.2%
Bibby & Sons PLC  1,650,000  2,892
Quixote Corp. (c)   408,200  3,163
  6,055
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 3.6%
BUILDING MATERIALS - 1.4%
American Woodmark Corp. (a)  50,000 $ 200
Centex Construction Products  75,000  1,078
Devcon International Corp. (a)  118,200  1,182
Domco Industries Ltd.   17,200  241
Drew Industries, Inc. (a)(c)  382,600  5,261
Evered Bardon PLC  17,000,000  9,771
Hong Leong Industries BHD  600,000  3,093
Hoganas AB Class B Free shares  25,000  634
Patrick Industries, Inc. (c)  617,500  7,101
Polypipe PLC  175,000  516
Raytech Corp. (c)  260,800  913
Republic Gypsum Co.   211,300  2,958
Shelter Components Corp. (c)  546,525  7,788
Watsco, Inc.:
Class A (c)  321,350  5,423
 Class B cv (c)  108,780  1,795
   47,954
CONSTRUCTION - 1.9%
AAF Industries PLC (a)(c)  1,250,000  378
American Homestar Corp. (a)   137,500  2,355
Belmont Homes, Inc.   100,000  1,713
Cavco Industries, Inc. (a)(c)  238,550  3,340
Crossman Communities, Inc. (a)  48,800  976
Engle Homes, Inc.   89,500  873
Higgs and Hill PLC  3,000,000  3,721
M/I Schottenstein Homes, Inc. (a)  342,600  3,854
McAlpine (Alfred) Ord.   315,388  714
McDermott (J. Ray) SA  203,900  3,390
Monaco Coach Corp. (a)  50,000  494
NCI Building Systems, Inc. (a)  167,500  4,721
Oriole Homes Corp.:
Class A  91,000  643
 Class B (c)  276,800  1,972
Redman Industries, Inc. (a)  150,900  5,225
Schult Homes Corp.   106,100  1,804
Tay Homes PLC  2,000,000  4,235
Technip SA (e)  80,000  6,160
U.S. Home Corp. (a)  555,645  15,557
Volker Stevin NV  30,000  1,888
Washington Homes, Inc. (a)  215,800  1,268
  65,281
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.1%
Agra Industries Ltd. Class A cv   50,000 $ 328
Greiner Engineering, Inc.   21,700  317
Harding Lawson Associations Group, Inc. (a)(c)  275,600  1,964
Simard Beaudry, Inc. (a)  25,000  67
URS Corp.   333,500  2,168
  4,844
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Banyan Short Term Income Trust (SBI) (a)(c)  653,200  408
Banyan Strategic Land Trust (SBI) (c)  991,750  4,215
First Union Real Estate Equity & Mortgage Investments  207,300  1,555
Home Properties of NY, Inc.   75,000  1,369
Sunstone Hotel Investors, Inc.   47,000  511
  8,058
TOTAL CONSTRUCTION & REAL ESTATE   126,137
DURABLES - 4.6%
AUTOS, TIRES, & ACCESSORIES - 2.2%
Autocam Corp.   141,383  1,661
Breed Technologies, Inc.   50,000  844
Cook (D.C.) Holdings PLC  405,800  368
Deflecta-Shield Corp. (a)  43,600  164
Douglas & Lomason Co.   38,000  437
Durakon Industries, Inc. (a)(c)  651,800  7,822
Federal Screw Works (c)  108,800  2,203
Forsheda AB Class B Free shares  40,000  628
Gentex Corp. (a)  140,000  3,378
Hahn Automotive Warehouse, Inc.   64,528  436
Lund International Holdings, Inc. (a)(c)  220,000  2,915
Manitou BF SA  10,000  1,045
Mercury Air Group (c)  523,720  4,517
Monro Muffler Brake, Inc.   148,723  1,989
NGK Spark Plug Co. Ord.   50,000  588
Peugeot SA Ord.   25,000  3,651
Superior Industries International, Inc.   538,800  13,201
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Transpro, Inc.   288,825 $ 2,888
Travel Ports of America (a)  79,500  209
Treadco, Inc.   66,700  475
Uni Select, Inc. (c)   580,800  4,282
Valley Forge Corp. (c)   149,000  2,794
World Fuel Services Corp. (c)   787,504  13,289
Wynn's International, Inc.   254,550  5,186
  74,970
CONSUMER DURABLES - 0.6%
Beijer AG (G&L), Series B (a)(c)  275,000  2,616
Finnveden Invest AB Class B Free shares  100,000  937
Libbey, Inc. (c)  767,300  15,730
Mikasa, Inc. (a)  112,200  1,417
  20,700
CONSUMER ELECTRONICS - 0.5%
International Jensen, Inc. (a)(c)  567,000  4,678
Lg Electronics, Inc. GDR (non-vtg) (a)  646,200  6,947
Mackie Designs, Inc.   79,500  636
North American Watch Corp. (c)  318,500  5,932
Toastmaster, Inc.   36,900  152
  18,345
HOME FURNISHINGS - 0.4%
BMTC Group, Inc. Class A (sub. vtg.)  125,000  694
Bush Industries, Inc. Class A  224,300  5,075
Carpetright PLC  50,000  349
DMI Furniture, Inc. (a)  95,000  143
Dorel Industries (a)(e):
Class A (vtg.)  125,000  910
 Class B (sub.vtg.)  325,000  2,306
Ethan Allen Interiors, Inc.   50,000  1,169
Falcon Products, Inc.   60,170  782
Haverty Furniture Companies, Inc.   178,950  2,215
Roberds, Inc.   71,600  573
Rowe Furniture Corp.   48,800  201
  14,417
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.9%
Adidas AG (a)(e)  14,000 $ 799
Concord Fabrics, Inc. (a):
Class A (c)  226,300  962
 Class B  65,100  277
Cone Mills Corp. (a)  199,600  2,146
Conso Products Co. (a)  29,000  522
Decorator Industries, Inc. (c)   174,800  1,398
Fila Holding Spa sponsored ADR  380,000  18,429
G-III Apparel Group Ltd. (a)  52,000  150
Jones Apparel Group, Inc. (a)  71,200  2,678
Oshkosh B'Gosh, Inc. Class A  62,800  1,068
Superior Surgical Manufacturing, Inc.   264,600  2,646
Tandy Brands Accessories, Inc. (a)  97,000  558
Yue Yuen Industrial Holdings Ltd.   600,000  152
  31,785
TOTAL DURABLES   160,217
ENERGY - 3.3%
ENERGY SERVICES - 1.4%
Akita Drilling Ltd. Class A (non-vtg.) (a)  638,150  2,381
Aztec Manufacturing Co. (c)   531,500  2,458
Computalog Ltd. (a)(c)  400,000  2,476
Diamond Offshore Drilling, Inc.   76,000  2,898
Dreco Energy Services Ltd. Class A (a)(c)  414,600  7,048
Key Energy Group, Inc. (a)(c)  573,000  3,689
Nabors Industries, Inc. (a)  1,700,000  20,612
Pe Ben Oilfield Services Ltd. (a)(c)  302,000  550
Petroleum Helicopters, Inc.   102,300  1,304
Petroleum Helicopters, Inc. (non-vtg.)  254,600  3,183
RPC Energy Services, Inc. (a)  174,800  1,595
Superior Energy Services, Inc. (a)(c)  164,000  451
Veritas Energy Service, Inc. (a)  50,000  273
  48,918
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 1.9%
Adams Resources and Energy, Inc. (a)  98,800 $ 679
Alamco, Inc. (a)(c)  465,300  3,781
Barrington Petroleum Ltd. (a)  100,000  240
Belden & Blake Corp. (a)  396,400  6,442
Blue Range Resource Corp. (a):
Class A  25,000  209
 Class A (e)  175,000  1,465
British Borneo Petroleum  500,000  3,101
CEC Resources Ltd. (a)(c)  126,330  679
Castle Energy Corp. (a)(c)  988,750  7,663
Columbus Energy Corp. (c)   277,526  1,526
Cube Energy Corp. (a)(c)  271,600  1,582
Discovery West Corp. (a)  200,000  633
Edisto Resources Corp. (a)  361,400  2,214
ENEX Resources Corp. (c)   144,300  1,118
Ensign Resource Service Group Ord.   101,400  545
Foremost Industries, Inc. (a)  222,500  745
Goal Petroleum Ord.   2,000,000  2,904
Giant Industries, Inc. (c)   716,600  8,598
Hallwood Consolidated Resources Corp. (a)  35,950  908
Maynard Oil Co. (a)  131,000  950
McFarland Energy, Inc. (a)  81,300  610
Neste Oy  55,000  843
Novus Petroleum Ltd. (a)  1,500,000  1,678
Petro-Canada  200,000  2,366
Petro-Canada 1st Installment Receipt (f)  146,000  864
Petroleum Development Corp. (a)(c)  1,102,500  1,516
Premier Consolidated Oilfields Ltd. Ord.   500,000  204
Reserve Royalty Corp. (a)  580,000  405
Rio Alto Exploration Ltd. (a)  50,000  180
Saga Petroleum AS Class B  50,000  549
Swift Energy Co. (a)  586,610  7,039
Unit Corp. (a)  417,100  1,721
Williams Clayton Energy, Inc. (c)   462,172  1,560
YPF Sociedad Anonima sponsored ADR representing
Class D shares  100,000  2,263
  67,780
TOTAL ENERGY   116,698
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 17.2%
BANKS - 6.1%
Arrow Financial Corp.   5,000 $ 89
Banco Totta & Acores Nationalisiert (Reg)  50,000  971
Banco Pastor SA  20,000  1,068
Bank of Ireland U.S. Holdings, Inc.   151,088  1,088
Bank of Montreal  1,000,000  24,211
Bank of New York Co., Inc. (warrants) (a)  370,400  15,186
Bank of Nova Scotia Halifax  200,000  4,587
Bank Atlantic Bancorp, Inc. (c)  763,550  12,217
Bergens Skillingsbank  200,000  1,565
Christiania Bank OG Kreditkasse (e)  2,000,000  4,788
Colonial BancGroup, Inc.   166,300  5,405
First Empire State Corp.   50,000  11,250
First Mutual Savings Bank  42,000  714
Firstbank Puerto Rico (c)  1,499,500  33,739
Fokus Bank AS (a)  790,000  4,522
Fokus Bank AS (a)(e)  317,300  1,816
Foreningsbanken AB Class A Ord. (a)  500,000  1,261
GBC Bancorp (c)  424,800  7,593
Gronlandsbanken AS  10,000  460
HSBC Holdings PLC  100,000  1,655
HUBCO, Inc.   337,720  7,556
Industri & Skipsbanken  25,000  74
Nordlandsbanken AS  150,000  2,440
Nordbanken (a)  400,000  6,804
Nordbanken AB (a)(e)  107,000  1,820
Okobank Class A (a)  150,000  1,084
Ringkjobing Bank  4,000  607
River Forest Bancorp  24,000  660
SouthTrust Corp.   1,000,000  26,124
Sparebanken Norway Prime share certificates  500,000  12,967
Sparebanken More  50,000  1,136
Stadshypotek:
Series A (a)  225,000  4,265
 Series A (e)  100,000  1,896
Sumitomo Bank  46,300  1,181
Syd-Sonderjylland Holding  340,000  10,913
  213,712
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.0%
Amagerbanken AS  40,000 $ 1,235
Benpress Holdings Corp. GDR  25,500  172
Cash America Investments, Inc.   160,300  882
Cityscape Financial Corp. (a)(c)  239,500  5,449
First Financial Caribbean Corp. (c)   379,000  8,148
Greenpoint Financial Corp.   285,000  7,356
Investors Financial Services Corp. (a)   62,200  1,407
Intrum Justitia NV (Reg.) (a)  750,000  987
Mercury Finance Co.   104,500  1,332
Mid Continent Bancshares, Inc.   2,500  44
National Home Loans  550,000  886
Perpetual PLC  140,000  4,516
Surrey Metro Savings Credit Union (non-vtg.)  200,000  1,311
  33,725
INSURANCE - 7.3%
Allmerica Financial Corp.   296,000  7,881
American Indemnity Financial Corp. (c)   194,000  1,940
Amwest Insurance Group, Inc.   107,500  1,599
Blanch E.W. Holdings, Inc.   400,000  9,700
Capitol American Financial Corp.   142,900  3,287
Commerce Group, Inc.   1,342,900  26,019
Condor Services, Inc. (a)(c)  107,000  709
Enhance Financial Services Group Corp.   60,700  1,472
First American Financial Corp.  224,600  5,755
First Central Financial Corp. (c)   595,000  3,756
Fremont General Corp.   138,700  4,993
Frontier Insurance Group, Inc.   225,600  7,360
Gainsco, Inc. (c)   1,410,200  16,394
GCR Holdings Ltd. (Cayman Islands)  319,000  7,297
Guarantee Life Companies, Inc.   254,050  4,128
Home State Holdings, Inc.   231,400  2,227
Intercargo Corp.   131,300  1,215
Intercontinental Life Corp. (a)  109,500  1,506
John Alden Financial Corp.   463,100  9,609
Kingsway Financial Services, Inc.   10,000  81
Lloyd Thompson Group, PLC  350,000  889
Life USA Holding, Inc. (a)  85,700  750
Life RE Corp.   69,700  1,699
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
London Insurance Group, Inc.   200,000 $ 3,950
Lowndes Lambert Group Holdings PLC  275,000  624
MMI Companies, Inc.   109,900  2,528
Merchants Group, Inc. (c)   195,100  3,414
Meridian Insurance Group, Inc.   182,700  2,603
Mid South Insurance Co.   200,720  3,095
Midland Financial Group, Inc. (a)  14,700  173
National Western Life Insurance Co. Class A (a)  109,700  6,253
Navigators Group, Inc. (a)  5,000  81
Nelson Hurst PLC  50,000  127
Pembridge, Inc. (a)  400,000  1,369
Protective Life Corp.   600,000  20,850
RLI Corp. (c)   500,000  12,625
Renaissance RE Holdings  91,500  2,745
Rightchoice Managed Care, Inc. Class A (a)(c)  282,200  4,127
Security-Connecticut Corp. (c)   445,900  11,148
Stewart Information Services Corp. (c)   531,000  11,151
Titan Holdings, Inc.   295,195  3,985
Transport Holdings, Inc. Class A (a)(c)  112,200  4,712
Unionamerica Holdings PLC sponsored ADR (a)  241,900  4,233
United Coasts Corp. (a)  195,000  1,475
United Insurance Companies, Inc.   1,442,500  33,178
United Wisconsin Services, Inc.   90,200  1,827
Western National Corp.   88,900  1,456
  257,995
SAVINGS & LOANS - 2.4%
Andover Bancorp, Inc. (c)   346,100  7,311
Astoria Financial Corp.   356,000  17,489
Bankunited Financial Corp. Class A (c)  113,050  791
Cameron Financial Corp.   42,000  609
Coastal Bancorp, Inc. (c)   268,800  4,771
Collective Bancorp, Inc.   690,000  17,336
First Federal Savings & Loan Assn.  13,800  279
First Home Savings Bank FSB  60,000  1,065
Independence Federal Savings Bank (c)  119,500  926
Iroquois Bancorp, Inc.   86,000  1,161
Lakeview Financial Corp. (c)   140,866  2,430
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Pocahontas Federal Savings And Loan Association  52,000 $ 832
Poncebank (c)  579,600  8,694
Primary Bank  40,215  483
SFFed Corp.   389,096  12,354
Sovereign Bancorp, Inc.   218,525  2,172
Springfield Institution for Savings  106,780  1,909
Virginia First Financial Corp.   204,000  2,295
Warren Bancorp, Inc. (c)   267,700  2,945
  85,852
SECURITIES INDUSTRY - 0.4%
BHC Financial, Inc.   44,000  743
Charles JW Financial Services, Inc. (a)  57,200  243
Harvey Norman Holdings Ltd.   100,000  604
London Pacific Group Ltd.   650,000  2,114
Raymond James Financial, Inc.   469,200  10,322
  14,026
TOTAL FINANCE   605,310
HEALTH - 6.6%
DRUGS & PHARMACEUTICALS - 0.7%
Astra AB Class B Free shares  50,000  2,007
Bio-Rad Laboratories, Inc. Class A (a)(c)  407,900  16,418
Biowhittaker, Inc. (a)  72,600  581
Glaxo Holdings PLC  100,000  1,454
Nabi   299,161  3,627
Polymedica Industries, Inc. (a)  100,000  569
Santen Pharmaceutical Co. Ord.  25,000  539
Virbac SA (Societe)  1,781  234
  25,429
MEDICAL EQUIPMENT & SUPPLIES - 2.4%
ADAC Laboratories   92,500  1,307
Allied Healthcare Products, Inc.   205,000  2,396
Fischer Imaging Corp. (a)  100,000  1,363
HPSC, Inc. (a)(c)  352,500  1,718
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Haemonetics Corp. (a)  1,362,100 $ 23,665
Herbalife International, Inc.   450,900  4,904
Hycor Biomedical, Inc. (a)  132,900  648
Laser Industries Ltd. Ord. (a)(c)  567,900  6,105
Minntech Corp.    310,000  6,045
Model Imperial, Inc. (a)  75,000  56
OEC Medical Systems, Inc. (a)  505,800  5,058
Orthofix International (a)(c)  727,400  5,819
Protocol Systems, Inc.   106,300  1,329
Scandinavian Mobility International AS (a)(e)  57,500  1,437
Scandinavian Mobility International AS (Reg) (a)  29,000  725
Spacelabs Medical, Inc. (a)  78,300  2,114
Sterile Concepts Holdings (c)  378,300  4,871
Utah Medical Products, Inc. (a)(c)  770,000  16,073
  85,633
MEDICAL FACILITIES MANAGEMENT - 3.5%
Advocat, Inc. (a)  56,500  692
America Service Group, Inc. (a)(c)  239,000  1,793
Clinic Holdings Ltd.   500,000  685
Community Care of America, Inc.   85,000  1,233
Horizon Mental Health Management, Inc.   133,200  2,231
Lincare Holdings, Inc. (a)  40,800  1,081
Meadowbrook Insurance Group, Inc. (a)  25,000  822
Nexthealth, Inc. (a)  132,100  429
Rehabcare Corp. (a)(c)  426,000  7,934
Rotech Medical Corp. (a)  93,500  2,817
Sierra Health Services, Inc. (a)  140,000  4,760
Syncor International Corp.   65,300  446
TheraTx, Inc. (a)  102,300  933
Universal Health Services, Inc. Class B (a)(c)  1,022,000  50,972
Vencor, Inc. (a)  1,000,000  38,125
Vivra, Inc. (a)  269,300  6,800
  121,753
TOTAL HEALTH   232,815
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.3%
Brierley Investments Ltd.   9,000,000 $ 7,808
DCC PLC  100,000  336
Marine Wendel SA  44,676  3,372
Perry Group  150,000  336
Vestmanl Lans Tidn Class B Free shares  10,000  123
  11,975
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
ELECTRICAL EQUIPMENT - 0.6%
BMC Industries, Inc. (a)   260,000  5,558
Emcee Broadcast Products, Inc. (a)  45,000  332
IEC Electronics Corp.   6,900  67
Juno Lighting, Inc.   40,000  650
Murata Manufacturing Co. Ltd.   50,000  1,732
Omnipoint Corp.   4,000  83
QPL International Ltd. Ord.   2,000,000  1,953
Star Paging International Holdings Ltd.   1,002,000  206
Twentsche Kabel Holding NV  30,400  1,112
Vertex Communications Corp. (a)(c)  425,100  7,279
Yurtec Corp.   26,000  444
  19,416
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Allied Products Corp.   400,000  8,900
Arts Way Manufacturing Co., Inc. (a)  33,500  142
Baldwin Technology, Inc. Class A (a)  241,500  966
CPAC, Inc. (a)  188,000  2,538
EDAC Technologies Corp. (a)(c)  235,000  264
Fedders Corp. Class A  219,750  1,071
Gardner Denver Machinery, Inc. (a)  118,400  2,190
Gehl Co. (a)(c)  337,000  2,359
Geveke NV  25,000  589
Hardinge Brothers, Inc. (c)   322,500  8,386
IWP International  50,000  333
IWP International (UK Reg.)  150,000  998
Kverneland Gruppen AS  75,000  1,588
Molins PLC  100,000  1,214
Oilgear Co.   12,600  183
Park Ohio Industries, Inc. (a)  254,507  3,563
Powerscreen International PLC  1,450,000  8,357
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Regal-Beloit Corp.   43,000 $ 785
Rotork PLC  100,000  278
SkyJack, Inc. (a)(e)  278,700  5,403
Speizman Industries, Inc. (a)  85,000  234
Summa Industries (a)  67,250  303
Svedala Industri  100,000  2,595
Toromont Industries Ltd.   25,000  528
Tylan General, Inc. (a)  50,000  625
Varlen Corp.   200,185  4,854
Wedco Technology, Inc. (a)(c)  206,172  2,680
  61,926
POLLUTION CONTROL - 0.2%
American Ecology Corp.   146,300  439
Chempower, Inc. (a)(c)  677,700  2,541
MFRI, Inc. (a)  34,000  208
NSC Corp.   165,500  331
Sani Gestion, Inc.   87,400  305
Sevenson Environmental Services, Inc. (c)  157,200  2,850
Weston (Roy F.), Inc. Class A (a)(c)  393,800  2,043
  8,717
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   90,059
MEDIA & LEISURE - 3.1%
BROADCASTING - 1.0%
Audiofina  20,000  980
Austereo Ltd.   1,012,080  1,510
BET Holdings, Inc. Class A (a)  350,000  8,574
Canwest Global System Corp. (sub. vtg.)  350,000  6,434
Carlton Communications  100,000  1,567
Cogeco, Inc.   325,000  1,982
Cogeco Cable, Inc. (c)   300,000  1,748
Electrohome Ltd. Class Y (non-vtg)  50,000  355
Metropole Television SA  2,000  189
Moffat Communications Ltd.   200,000  2,294
NRJ SA  10,000  989
Premier Choix Tvec, Inc. Class A  200,600  2,848
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Prime Television Ltd.   532,127 $ 825
Publishing & Broadcasting  800,000  3,234
Radiomutuel, Inc. Class A  25,000  69
Tele-Metropole, Inc. Class B (a)  125,000  1,809
TV 4 AB Class A  30,000  480
US Satellite Broadcasting, Inc. Class A  4,000  108
Wireless One, Inc.   3,000  48
  36,043
ENTERTAINMENT - 0.2%
Alliance Communications Corp. Class A (vtg.) (a)  10,000  111
Anchor Gaming (a)  10,000  238
Carnival Cruise Lines, Inc. Class A  50,000  1,350
Cinram Ltd.   25,000  460
Sydney Aquarium Ltd.   250,000  513
United Video, Inc. (a)(c)  218,500  1,692
Vacation Break USA, Inc. (a)  75,000  525
Vaughns, Inc. (a)  63,000  575
  5,464
LEISURE DURABLES & TOYS - 0.2%
Baldwin Piano & Organ Co. (a)  80,000  1,020
Brio AB B Free shares  50,700  417
Escalade, Inc. (a)  35,275  123
Varsity Spirit Corp. (c)   269,750  4,249
  5,809
LODGING & GAMING - 0.1%
Resort Hotels PLC (a)  1,690,200  -
Sands Regent (c)  258,572  1,261
Sholodge, Inc. (a)  170,400  2,002
Supertel Hospitality, Inc. (a)  45,000  495
  3,758
PUBLISHING - 0.9%
Aamulehti Yhtynae Oy:
Series II  34,000  804
 Series II (a)(e)  25,000  591
Big Flower Press Holdings, Inc. (a)  75,000  1,125
Culturecom Holdings Ltd.   1,000,000  23
Independent Newspapers Ltd.   50,000  166
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
Lee Enterprises, Inc.   9,500 $ 198
Matichon Newspaper Group  50,000  306
Mondadori Arnoldo Editore SPA  50,000  414
Nation Publishing Group (For. Reg.)  100,000  178
Perskor Groep Beperk  52,000  1,567
Sadlier (William H.), Inc.   8,000  60
Schibsted AS, Series B  100,000  1,366
Score Board, Inc. (a)  226,600  1,161
Scripps (E.W.) Co. Class A  400,000  16,250
Star Publications BHD (a)  25,000  57
Talentum Oy Class B  25,000  219
Wegener Tijil NV   15,000  1,677
WSOY (Werner Soderstrom) Class B  325,000  4,980
World Color Press, Inc. (Del)  11,000  219
  31,361
RESTAURANTS - 0.7%
ARK Restaurants Corp. (a)(c)  222,600  1,447
Brinker International, Inc. (a)  400,000  5,150
Buffets, Inc. (a)  160,000  2,200
Consolidated Products, Inc. (a)  498,000  7,096
Cracker Barrel Old Country Store, Inc.   27,400  538
Elxsi Corp.   42,000  252
IHOP Corp.   5,000  109
M Corp, Inc. (c)  322,500  881
Quantum Restaurant Group, Inc. (a)  183,900  2,230
Ryan's Family Steak Houses, Inc. (a)  500,000  3,500
Sbarro, Inc.   125,000  2,781
  26,184
TOTAL MEDIA & LEISURE   108,619
NONDURABLES - 2.1%
AGRICULTURE - 0.2%
Kanthal AB Class B Free shares  150,000  2,076
Sylvan Foods Holdings, Inc. (a)  289,000  3,540
  5,616
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
BEVERAGES - 0.0%
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  1,000,000 $ 487
FOODS - 0.5%
Darling International, Inc. (a)  50,000  1,500
Foodbrands America, Inc. (a)  168,700  2,362
GoodMark Foods, Inc.   240,000  3,930
Grist Mill Co. (a)  285,200  2,210
Raision Tehtaat OY V Free shares  100,090  1,821
Riviana Foods, Inc.   551,000  7,301
Thorn Apple Valley, Inc.   11,500  181
  19,305
HOUSEHOLD PRODUCTS - 1.1%
Alberto-Culver Co. Class A  55,500  1,859
Allou Health & Beauty Care, Inc. Class A (a)(c)  340,500  2,043
DSG International Ltd. (a)  125,100  1,767
Helen of Troy Corp. (a)(c)  663,600  13,190
Jean Philippe Fragrances, Inc. (a)(c)  605,000  4,764
Maybelline, Inc.   121,600  5,335
Oriflame International SA  398,700  2,460
Playtex Products, Inc. (a)  2,400  19
Safeskin Corp. (a)  38,300  708
Stephan Co. (c)  374,700  6,089
  38,234
TOBACCO - 0.3%
UST, Inc.   300,000  10,087
W.D. & H.O. Wills Holdings Ltd.   408,700  695
  10,782
TOTAL NONDURABLES   74,424
PRECIOUS METALS - 0.8%
Coolgardie Gold (a)  750,000  126
Industrias Penoles SA Prov. Certs  4,900,000  21,342
Richmont Mines, Inc. (a)  432,700  1,449
Royal Oak Mines, Inc. (a)  500,000  2,184
Terra Mining AB (e)  125,000  1,910
  27,011
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 3.7%
APPAREL STORES - 0.4%
Buckle, Inc. (The) (a)  129,700 $ 2,481
Catherines Stores Corp. (a)  47,500  303
Chateau Stores of Canada Ltd. Class A  142,900  624
Claire's Stores, Inc.   29,000  555
Designs, Inc. (a)  217,500  1,251
Frederick's of Hollywood:
Class A  54,600  212
 Class B  172,600  583
Marisa Christina, Inc. (a)  165,600  2,566
Nasan Industrial Co. (a)  1,050  23
Nasan Co. Ltd.  252  4
One Price Clothing Stores, Inc. (a)  68,300  213
Pantorama Industries, Inc. (a)  100,000  84
Ross Stores, Inc.   218,400  4,367
S & K Famous Brands, Inc. (a)  114,900  661
  13,927
APPLIANCE STORES - 0.0%
Farnell Electronics PLC  60,000  586
DRUG STORES - 0.3%
Jean Coutu Group, Inc. Class A (c)  1,200,000  8,847
Vitalink Pharmacy Services, Inc. (a)  197,300  3,650
  12,497
GENERAL MERCHANDISE STORES - 1.4%
Algonquin Mercantile Corp.   49,700  199
Caldor Corp. (a)  252,800  822
Dollar General Corp.   100,000  2,488
Duckwall-Alto Stores, Inc. (a)  125,000  1,219
Mac Frugals Bargains Closeouts, Inc. (a)(c)  1,490,000  20,673
Uni Marts, Inc.   229,700  1,881
Venture Stores, Inc.   150,000  713
Wal-Mart Stores, Inc.   1,000,000  20,374
  48,369
GROCERY STORES - 0.6%
Food Lion, Inc. Class A  1,950,000  10,969
Iceland Group PLC  850,000  2,057
Riser Foods, Inc. Class A (c)  557,500  8,223
  21,249
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Adventure Electronics, Inc.   75,000 $ 216
Betterware PLC  200,000  215
Brookstone, Inc. (a)  46,800  310
But SA  10,000  574
Celebrity, Inc. (a)(c)  333,900  1,205
Dickson Concepts International Ltd.   1,000,000  1,054
Fabri-Centers of America, Inc. (a):
Class A  69,000  940
 Class B (non-vtg)  94,300  1,155
Farepak PLC  25,000  114
Finlay Enterprises, Inc.   122,900  1,352
Finish Line, Inc. Class A (a)(c)  403,600  3,027
Land's End, Inc. (a)  11,900  174
Little Switzerland, Inc. (a)  99,200  409
Luria (L.) & Son, Inc. (a)(c)  230,000  1,006
Old American Stores, Inc. (a)(c)  353,400  2,871
Partridge Fine Arts PLC  200,000  197
Piercing Pagoda, Inc. (a)  5,000  88
Rex Stores Corp. (a)  165,000  2,145
Sound Advice, Inc. (a)(c)  370,900  649
Sound Advice, Inc. (warrants) (a)  11,205  -
Vendex International NV (a)(e)  87,000  2,660
Waban, Inc. (a)  354,500  6,824
  27,185
TRADING COMPANIES - 0.2%
Hagemeyer NV  110,200  6,183
International Cosmetics Ltd.   50,000  474
  6,657
TOTAL RETAIL & WHOLESALE   130,470
SERVICES - 2.4%
ADVERTISING - 0.1%
American List Corp.   152,280  4,397
Ariely Advertising Ltd. (a)  107,000  910
John Singleton Advertising Ltd.   57,100  152
  5,459
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 0.1%
Cort Business Services Corp.   100,000 $ 1,850
Orix Corp.   10,000  420
  2,270
PRINTING - 0.7%
Cadmus Communications Corp.   194,600  5,570
Devon Group, Inc. (a)(c)  551,800  16,002
Graphic Industries, Inc.  271,300  2,883
Paris Business Forms, Inc. (a)(c)  214,500  858
Pubco Corp. (a)  150,000  900
  26,213
SERVICES - 1.5%
Barbers Hairstyling for Men, Inc.   2,000  17
BIS SA Ord. (a)  5,000  455
Barefoot, Inc.   402,600  4,529
Caldwell Partners International, Inc.:
Class A (c)  322,800  3,408
 Class A special (warrants) (a)  52,200  485
Concord Career Colleges, Inc. (a)  130,000  77
Craig (Jenny), Inc. (a)  391,800  3,820
Ecco Travaille Tempoire SA  30,000  2,238
FYI, Inc. (c)   131,800  2,504
Failure Group, Inc. (a)  77,000  404
Firstservice Corp. (a)  10,000  36
Franklin Quest Co. (a)  239,600  5,750
Health Care Services Group, Inc. (a)  207,800  1,948
LCS Industries, Inc.   165,700  2,568
Lawyers Title Corp.   242,000  4,296
Mail Boxes Etc. (a)  111,200  1,390
Morgan & Banks Ltd.   400,000  713
OroAmerica, Inc. (a)  296,500  1,260
Programming & Systems, Inc. (a)(c)  313,300  3
Rentokil Group PLC  500,000  2,632
Right Management Consultants, Inc. (c)  399,600  9,192
Sophus Berendsen AS, Series B  10,000  1,133
Supercuts, Inc. (a)  159,100  974
TRO Learning, Inc. (a)  60,000  908
Thomas Group (a)  41,400  538
  51,278
TOTAL SERVICES   85,220
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 7.5%
COMMUNICATIONS EQUIPMENT - 0.8%
Amper SA (Reg.) (a)  75,000 $ 911
Circuit Systems, Inc. (a)(c)  532,200  3,060
Communications Systems, Inc.   271,500  4,072
Digital Systems International, Inc. (a)   48,900  630
IPC Information Systems, Inc. (a)(c)  627,300  11,919
Napco Security Systems, Inc. (a)  184,000  690
Olicom A/S (a)  25,000  294
Synt ellect, Inc. (a)(c)  777,500  2,333
Zoom Telephonics, Inc. (a)  260,000  4,615
  28,524
COMPUTER SERVICES & SOFTWARE - 2.7%
Admiral Computing Group PLC (a)  35,000  439
Aladdin Knowledge Systems Ltd.   129,900  1,169
American Business Information, Inc. (a)   330,850  5,128
Ark AS (a)  73,000  1,176
BDM International, Inc.   106,600  3,065
BancTec, Inc. (a)  95,000  1,710
Black Box Corp. (a)  260,900  4,501
Brandon Systems Corp.   75,300  2,071
Computer Management Group Ltd.   25,000  157
CompuCom Systems, Inc. (a)  177,500  1,487
Computer Data Systems, Inc. (c)  503,700  7,493
Cyn Crona AB, Series B  50,000  677
Digi International, Inc. (a)  350,000  8,138
ECI Telecom Ltd.   200,000  4,300
Edusoft Ltd.   10,000  60
Enea Data AB B Free shares (c)  122,700  1,141
Equitrac Corp. (a)(c)  208,300  1,146
Frontec AB, Series B (a)  31,000  974
GSE System, Inc. (c)  305,600  4,355
GEAC Computer Ltd. (a)  175,000  3,026
Getronics NV  52,256  2,735
Government Technology Services, Inc. (a)(c)  666,500  2,499
Group 1 Software, Inc. (a)  128,100  961
Hartco Enterprises, Inc.   311,200  1,869
Inacom Corp. (a)(c)  812,000  12,585
Mai Systems Corp.   232,750  1,484
Merkantildata  50,000  414
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Misys PLC Ord.   200,000 $ 1,742
Open Text Corp.   1,500  25
Rainbow Technologies, Inc. (a)  52,500  1,119
Saturn Solutions, Inc. (a)  50,000  328
Smith Micro Software, Inc.   90,800  636
Software Spectrum, Inc.   195,700  3,767
TT Teito Oy  250,000  8,100
Triad Systems Corp. (a)  179,600  1,055
Unicomp, Inc. (a)(c)  227,800  1,566
  93,098
COMPUTERS & OFFICE EQUIPMENT - 1.1%
General Scanning, Inc.   67,200  882
Genicom Corp.   520,000  2,600
Interphase Corp. (a)  36,700  395
Mizar, Inc. (a)  59,000  494
P & P PLC  500,000  1,044
PenTech International, Inc. (a)  261,300  523
Performance Technologies, Inc.   90,000  743
Quantum Corp. (a)  972,400  17,563
Seagate Technology (a)  201,700  11,950
Semi-Tech (Global) Ltd.   583,464  894
Southern Electronics Corp.   157,000  903
Spacetec IMC Corp. (a)  6,600  78
  38,069
ELECTRONIC INSTRUMENTS - 0.7%
Aeroflex, Inc. (a)  429,522  1,611
BTU International, Inc. (a)(c)  423,700  2,436
Cohu, Inc. (c)   669,500  14,896
DSP Technology, Inc. (a)(c)  131,800  840
Milltronics Ltd. (a)  150,000  3,222
Reliability, Inc. (a)(c)  213,000  1,518
Voltex Holdings Ltd.   102,000  101
  24,624
ELECTRONICS - 2.2%
Aiwa Co. Ltd.   50,000  1,050
Aspo Yhtynae Oy  50,000  1,724
ASM Pacific Technology Ltd.   11,500,000  10,411
Bel Fuse, Inc. (a)(c)  505,100  5,998
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Benchmarq Microelectronics, Inc. (a)  50,000 $ 331
Bergman & Beving AB Class B Free shares  258,900  6,494
C-MAC Industries, Inc. (a)  200,000  783
Corcom, Inc. (a)(c)  209,500  1,414
DH Technology, Inc. (a)  123,000  2,768
Dallas Semiconductor Corp.   120,000  2,550
Elec & Eltek International Holdings Ltd.   1,000,000  207
Exar Corp. (a)  245,250  3,587
Finvest B  357,500  297
Griffon Corp. (a)  346,700  3,207
Hadco Corp. (a)  300,000  7,237
Integrated Circuit Systems, Inc.   293,100  3,004
KOA   25,000  378
Kyocera Corp. (warrants) (a)  1,500  1,631
Micro Linear Corp. (a)  137,500  1,134
Quality Semiconductor, Inc. (c)   298,200  1,752
Robinson Nugent, Inc.  (a)   40,500  238
Rohm Co. Ltd.   50,000  2,764
Samsung Electronics Co. Ltd. GDS:
(vtg) (a)  7,746  755
 (non-vtg.) (Reg.)  200,000  11,200
Siliconix, Inc. (a)  50,000  1,956
Smartflex Systems, Inc.   48,000  684
Sterling Electronics Corp. (a)  180,195  2,703
Wongs Industrial International  5,350,000  886
  77,143
PHOTOGRAPHIC EQUIPMENT - 0.0%
Fuji Photo Film Co. Ltd.   25,000  705
TOTAL TECHNOLOGY   262,163
TRANSPORTATION - 2.0%
AIR TRANSPORTATION - 0.2%
Helikopter Services AS  200,110  2,150
Midwest Express Holdings, Inc.   184,500  4,889
Qantas Airways Ltd. sponsored ADR (e)  47,400  776
  7,815
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 1.0%
Canadian National Railway Co.
1st Installment Receipt (a)(f)  1,850,000 $ 32,666
Portec, Inc. (a)(c)  249,930  2,437
  35,103
TRUCKING & FREIGHT - 0.8%
Air Express International Corp.   268,800  5,780
Arkansas Best Corp.   278,800  1,777
Arnold Industries, Inc.   538,600  7,844
Baltrans Holdings Ltd.   250,000  34
Cannon Express, Inc. (a)(c)  253,700  2,378
Cannon Express, Inc. Class B (a)(c)  285,700  2,214
Landstar System, Inc. (a)  10,000  250
Marten Transport Ltd. (a)(c)  247,400  4,144
TNT Freightways Corp.   150,000  2,775
  27,196
TOTAL TRANSPORTATION   70,114
UTILITIES - 5.1%
CELLULAR - 1.0%
Century Telephone Enterprises, Inc.   932,500  31,589
Korea Mobile Telecommunications Corp.   300  376
Palmer Wireless, Inc. (a)  117,200  1,992
Vodafone Group PLC  500,000  1,800
  35,757
ELECTRIC UTILITY - 0.8%
Gas Y Electricidad  25,000  1,305
Hong Kong Electric Holdings Ord. (a)  200,000  679
National Grid Co. PLC (a)  6,000,000  18,194
Northern Ireland Electric PLC  812,900  5,127
Scottish Power PLC ADR  250,000  1,441
Scottish Hydro-Electric PLC Ord.   250,000  1,337
  28,083
GAS - 0.4%
Aquila Gas Pipeline Corp.   536,400  6,838
Southwestern Energy Co.   44,500  512
USX-Delhi Group (c)  621,200  6,756
  14,106
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.4%
Atlantic Tele-Network, Inc. (a)  251,700 $ 2,769
Davel Communications GRP, Inc. (a)(c)  445,300  5,678
Portugal Telecom SA sponsored ADR (a)  200,000  4,225
Tel-Save Holdings, Inc.   37,800  633
Tele Danmark AS Class B ADR  50,000  1,394
  14,699
WATER - 2.5%
Anglian Water Ord.   900,000  7,698
South West Water PLC Ord.   800,000  6,062
Southern Water PLC Ord. (a)  700,000  7,279
Thames Water PLC Ord.   700,000  5,757
Welsh Water PLC Ord.   3,100,002  34,580
Yorkshire Water Ord.   2,787,439  25,724
  87,100
TOTAL UTILITIES   179,745
TOTAL COMMON STOCKS
(Cost $2,056,438)   2,510,426
PREFERRED STOCKS - 0.9%
CONVERTIBLE PREFERRED STOCKS - 0.7%
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
U S Home Corp. (a)  45,000  1,238
ENERGY - 0.5%
OIL & GAS - 0.5%
Atlantic Richfield Co. exchangeable $2.23  404,300  10,158
Gerrity Oil & Gas Corp. $1.50  442,200  4,975
Goodrich Petroleum Corp., Series A  80,200  561
  15,694
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
NONDURABLES - 0.2%
TOBACCO - 0.2%
RJR Nabisco Holdings Corp., Series C, depositary
shares representing 1/10  953,500 $ 6,317
TOTAL CONVERTIBLE PREFERRED STOCKS   23,249
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
Trilon Financial Corp. Class 2, Series 3  12,100  146
SECURITIES INDUSTRY - 0.0%
Everen Capital Corp., Series A exchangeable pay-in-kind  30,265  753
TOTAL FINANCE   899
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.1%
Telecom Italia Mobile SA De Risp (a)  2,000,000  2,260
WATER - 0.1%
Welsh Water PLC  2,500,000  3,885
TOTAL UTILITIES   6,145
TOTAL NONCONVERTIBLE PREFERRED STOCKS   7,044
TOTAL PREFERRED STOCKS
(Cost $29,523)   30,293
CONVERTIBLE BONDS - 0.3%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (000S) (C) (000S)
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
St Laurent Paperboard, Inc. 8%, 6/15/04 (e)  -      CAD   $ 1,350 $ 1,312
ENERGY - 0.0%
OIL & GAS - 0.0%
Swift Energy Co. 6 1/2%, 6/30/03  - CAD 900  965
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Park Ohio Industries, Inc. 7 1/4%,
6/15/04 (d)  -  2,000  1,972
TECHNOLOGY - 0.2%
ELECTRONICS - 0.2%
United Microelectronics Corp. euro 1 1/4%,
6/8/04  -  5,660  5,929
TOTAL CONVERTIBLE BONDS
(Cost $14,141)   10,178
U.S. TREASURY OBLIGATIONS - 10.4%
U.S Treasury Bill, yield at date of purchase
5.2187%, 3/21/96 (Cost $366,360)    369,000  366,668
REPURCHASE AGREEMENTS - 16.9%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 594,843  594,746
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,061,208)  $ 3,512,311
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Affiliated company (see Note 6 of Notes to Financial Statements).
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Park Ohio Industries, Inc.
 7 1/4%, 6/15/04 6/6/94 $ 2,000
5. Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,220,000 or 1.2% of net assets.
6. Purchased on an installment basis. Market value reflects only those payments made through January 31, 1996. The remaining installment for Canadian National Railway, aggregating CAD 19,888,000, is due November 26, 1996. The remaining installments for Petro-Canada, aggregating CAD 1,241,000, are due September 23, 1996 and March 24, 1997.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  79.7%
United Kingdom  5.1
Canada  5.0
Finland  1.4
Sweden  1.2
Norway  1.0
Others (individually less than 1%)  6.6
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $3,061,597,000. Net unrealized appreciation aggregated $450,714,000, of which $593,815,000 related to appreciated investment securities and $143,101,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                   $ 3,512,311
agreements of $594,746) (cost $3,061,208) -
See accompanying schedule

Receivable for investments sold                                                             11,844

Receivable for fund shares sold                                                             7,890

Dividends receivable                                                                        2,752

Interest receivable                                                                         63

Other receivables                                                                           547

 TOTAL ASSETS                                                                               3,535,407

LIABILITIES

Payable for investments purchased                                               $ 96,506

Payable for fund shares redeemed                                                 12,351

Accrued management fee                                                           2,266

Other payables and accrued expenses                                              1,000

 TOTAL LIABILITIES                                                                          112,123

NET ASSETS                                                                                 $ 3,423,284

Net Assets consist of:

Paid in capital                                                                            $ 2,862,572

Undistributed net investment income                                                         2,111

Accumulated undistributed net realized gain (loss) on                                       107,303
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                               451,298
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 183,058 shares outstanding                                                 $ 3,423,284

NET ASSET VALUE and redemption price per share                                              $18.70
($3,423,284 (divided by) 183,058 shares)

Maximum offering price per share (100/97.00 of $18.70)                                      $19.28


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 15,597
Dividends (including $2,414 received from affiliated
issuers)

Interest                                                                           20,078

 TOTAL INCOME                                                                      35,675

EXPENSES

Management fee                                                        $ 10,742
Basic fee

 Performance adjustment                                                1,924

Transfer agent                                                         3,648
Fees

 Redemption fees                                                       (27)

Accounting fees and expenses                                           383

Non-interested trustees' compensation                                  25

Custodian fees and expenses                                            257

Registration fees                                                      233

Audit                                                                  19

Legal                                                                  10

Miscellaneous                                                          2

 Total expenses before reductions                                      17,216

 Expense reductions                                                    (206)       17,010

NET INVESTMENT INCOME                                                              18,665

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of                     207,884
 $21,970 on sales of investments in affiliated issuers)

 Foreign currency transactions                                         536         208,420

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 (74,235)

 Assets and liabilities in foreign currencies                          (16)        (74,251)

NET GAIN (LOSS)                                                                    134,169

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 152,834
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS        YEAR ENDED
                                                          ENDED             JULY 31,
                                                          JANUARY 31,1996   1995
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 18,665          $ 32,141
Net investment income

 Net realized gain (loss)                                  208,420           175,957

 Change in net unrealized appreciation (depreciation)      (74,251)          345,583

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           152,834           553,681
FROM OPERATIONS

Distributions to shareholders                              (37,877)          (12,296)
From net investment income

 From net realized gain                                    (204,729)         (264,897)

 TOTAL DISTRIBUTIONS                                       (242,606)         (277,193)

Share transactions                                         686,025           859,444
Net proceeds from sales of shares

 Reinvestment of distributions                             237,133           271,488

 Cost of shares redeemed                                   (357,687)         (627,283)

 Redemption fees                                           304               579

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           565,775           504,228
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  476,003           780,716

NET ASSETS

 Beginning of period                                       2,947,281         2,166,565

 End of period (including undistributed net investment    $ 3,423,284       $ 2,947,281
income of $2,111 and $23,018, respectively)

OTHER INFORMATION
Shares

 Sold                                                      36,343            50,657

 Issued in reinvestment of distributions                   12,696            16,520

 Redeemed                                                  (19,088)          (37,030)

 Net increase (decrease)                                   29,951            30,147


FINANCIAL HIGHLIGHTS
      SIX MONTHS          YEARS ENDED JULY 31,
      ENDED
      JANUARY 31,
      1996

      (UNAUDITED   1995   1994 E   1993   1992   1991
      )


SELECTED PER-SHARE DATA

Net asset value,               $ 19.25     $ 17.62   $ 17.19   $ 14.94   $ 12.63   $ 10.74
beginning of
period

Income from Invest-
ment Operations

 Net investment                 .09         .20       .06       .15       .11       .17 D
 income

 Net realized and               .83         3.57      2.15      2.88      2.93      2.09
 unrealized
 gain (loss)

 Total from                     .92         3.77      2.21      3.03      3.04      2.26
investment
 operations

Less Distributions              (.23)       (.09)     (.16)     (.10)     (.15)     (.14)
From net invest-
ment income

 From net                       (1.24)      (2.05)    (1.62)    (.69)     (.60)     (.26)
 realized gain

 Total distributions            (1.47)      (2.14)    (1.78)    (.79)     (.75)     (.40)

Redemption fees                 .00         .00       .00       .01       .02       .03
added to paid in
capital

Net asset value,               $ 18.70     $ 19.25   $ 17.62   $ 17.19   $ 14.94   $ 12.63
end of period

TOTAL RETURN B, C               4.93%       23.81%    13.67%    21.32%    25.55%    22.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 3,423     $ 2,947   $ 2,167   $ 2,116   $ 928     $ 256
period (in millions)

Ratio of expenses to            1.07% A     1.12%     1.14%     1.12%     1.20%     1.36%
average net assets

Ratio of expenses to            1.05% A,    1.11%     1.13%     1.12%     1.20%     1.36%
average net                     F          F         F
assets after
expense
reductions

Ratio of net invest-            1.15% A     1.31%     .51%      1.00%     1.27%     2.14%
ment income to
average net
assets

Portfolio turnover              85% A       65%       54%       47%       82%       84%
rate


H ANNUALIZED
I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
J TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
K INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
L EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
M FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.5% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short-term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,972,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,105,182,000 and $1,316,532,000, respectively, of which U.S. government and government agency obligations aggregated $215,813,000 and $219,458,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .79% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $3,175,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $221,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $174,000 under this arrangement.
In addition, the fund has entered into certain arrangements with its custodian and transfer agent whereby interest earned on univested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $30,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
AAF Industries PLC  $ - $ - $ - $ 378
AEP Industries, Inc.   2,579  833  8  6,958
Aceto Corp.   1,281  -  50  5,815
Alamco, Inc.    -  -  -  3,781
Allied Products Corp.   -  2,240  -  -
Allied Research Corp.   107  -  -  961
Allou Health & Beauty Care, Inc.
 Class A   -  710  -  2,043
America Service Group, Inc.   143  -  -  1,793
American Consumer Products Corp.   -  915  -  -
American Indemenity Financial Corp.   -  -  15  1,940
Andover Bancorp, Inc.    -  1,070  90  7,311
ARI Holdings, Inc.   -  1,915  -  -
ARK Restaurants Corp.    -  17  -  1,447
Aztec Manufacturing Co.   62  -  -  2,458
Bank Atlantic Bancorp, Inc.    -  486  86  12,217
Bankunited Financial Corp. Class A   -  28  -  791
Banyan Short Term Income Trust (SBI)   -  -  -  408
Banyan Strategic Land Trust (SBI)   -  -  99  4,215
Bel Fuse, Inc.    1,214  1,516  -  5,998
Beijer Ag (G&L) Series B   -  -  -  2,616
Bio-Rad Laboritories, Inc. Class A   1,746  1,851  -  16,418
BTU International, Inc.    -  187  -  2,436
Caldwell Partners International, Inc.
 Class A    154  -  64  3,408
Cannon Express, Inc.    126  -  -  2,378
Cannon Express, Inc. Class B   420  -  -  2,214
Castle Energy Corp.    -  2,217  -  7,663
Cavco Industries, Inc.    -  21  -  3,340
CEC Resources Ltd.    -  -  -  679
Celebrity, Inc.    30  -  -  1,205
Chempower, Inc.    -  -  -  2,541
Circuit Systems, Inc.   223  -  -  3,060
Cityscape Financial Corp.   -  -  -  5,449
Coastal Bancorp, Inc.    -  275  45  4,771
Cogeco Cable, Inc.    22  -  11  1,748
Cohu, Inc.    -  1,791  68  14,896
Cold Metal Products, Inc.   -  228  -  2,528
Collective Bancorp, Inc.    -  1,832  -  -
Columbus Energy Corp.   -  4  -  1,526
Computalog Ltd.    -  744  -  2,476
Computer Data Systems, Inc.   43  -  25  7,493
Concord Fabrics, Inc. Class A   -  5  -  962
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Condor Services, Inc.  $ - $ - $ - $ 709
Consolidated Products, Inc.    -  448  -  -
Corcom, Inc.    126  -  -  1,414
Cube Energy Corp.   -  -  -  1,582
Datron Systems, Inc.    -  1,089  -  1,843
Davel Communications GRP. Inc.   -  65  -  5,678
Decorator Industries, Inc.   -  283  24  1,398
Devon Group, Inc.    -  643  -  16,002
Dreco Energy Services Ltd. Class A   37  372  -  7,048
Drew Industries, Inc.   1,100  -  -  5,261
DSP Technology, Inc.    -  -  -  840
Durakon Industries, Inc.    -  -  -  7,822
EDAC Technologies Corp.    -  92  -  264
Elco Industries, Inc.   -  5,454  -  -
Enea Data AB Class B Free shares   -  -  -  1,141
ENEX Resources Corp.   -  -  14  1,118
Equitrac Corp.    15  -  -  1,146
Exar Corp.    -  4,307  -  -
Federal Screw Works   -  -  98  2,203
Finish Line, Inc. Class A   -  -  -  3,027
First Central Financial Corp.    126  -  35  3,756
Firstbank Puerto Rico    2,363  1,268  209  33,739
First Financial Caribbean Corp.    -  -  67  8,148
Foremost Industries, Inc.   -  43  -  -
Future Now, Inc.    -  -  -  -
FYI, Inc.    1,600  -  -  2,504
Gainsco, Inc.   1,850  22  30  16,394
GBC Bancorp California    -  920  72  7,593
Gehl Co.   713  1,654  -  2,359
Giant Industries, Inc.   -  176  73  8,598
Government Technology Services, Inc.    -  -  -  2,499
GSE Systems, Inc.    216  -  -  4,355
Hardinge Brothers, Inc.    6,687  -  -  8,386
Harding Lawson Associates Group,
 Inc.    -  -  -  1,964
Helen of Troy Corp.    -  -  -  13,190
HPSC, Inc.    -  -  -  1,718
Huffman Koos, Inc.    -  2,322  -  -
Inacom Corp.   2,803  539  -  12,585
Independence Federal Savings Bank   -  -  -  926
Interface Systems, Inc.    -  1,160  4  -
Intermetco Ltd.    -  540  28  1,443
International Jensen, Inc.    -  -  -  4,678
International Recovery Corp.   -  -  -  -
Interphase Corp.    -  295  -  -
IPC Information Systems, Inc.   6,292  -  -  11,919
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Jean Coutu Group, Inc. Class A  $ 1,153 $ - $ 40 $ 8,847
Jean Philippe Fragrances, Inc.   1,349  -  -  4,764
Key Energy Group, Inc.   -  -  -  3,689
Lakeview Financial Corp.   -  -  8  2,430
Laser Industries Ltd. Ord.   624  -  -  6,105
Libbey, Inc.    -  825  122  15,730
Lund International Holdings, Inc.    -  1,395  -  2,915
Luria (L) & Son, Inc.    -  -  -  1,006
M Corp, Inc.    -  6  -  881
Mac Frugals Bargains Closeouts, Inc.    -  135  -  20,673
Marten Transport Ltd.   1,300  -  -  4,144
Merchants Group, Inc.   -  103  20  3,414
Mercury Air Group   1,252  -  15  4,517
Minntech Corp.    -  3,990  53  -
North American Watch Corp.   -  -  8  5,932
Old American Stores, Inc.   -  -  -  2,871
Oriole Homes Corp. Class B   -  -  -  1,972
Orthofix International   -  -  -  5,819
Orthopedic Technology, Inc.    -  1,075  -  -
Paris Business Forms, Inc.   -  17  -  858
Patrick Industries, Inc.   -  -  49  7,101
Pe Ben Oilfield Services Ltd.    -  -  -  550
Petroleum Development Corp.   -  -  -  1,516
Poncebank   2,216  94  52  8,694
Portec, Inc.    -  131  -  2,437
Programming & Systems, Inc.    -  -  -  3
Pulse Engineering, Inc.    -  4,187  -  -
Quality Semiconductor, Inc.   90  -  -  1,752
Quixote Corp.    -  2,154  51  3,163
Raytech Corp.   -  -  -  913
Rehabcare Corp.   632  -  -  7,934
Realiability, Inc.    -  152  -  1,518
Right Management Consultants, Inc.   -  -  -  9,192
Rightchoice Managed Care, Inc.
 Class A    1,298  429  -  4,127
Riser Foods, Inc. Class A   1,162  783  -  8,223
RLI Corp.    75  894  135  12,625
Sands Regent    177  -  -  1,261
Security - Connecticut Corp.    -  -  54  11,148
Serv-Tech, Inc.    -  689  -  -
Sevenson Environmental Services, Inc.   -  -  -  2,850
Shelter Components Corp.    2,847  420  -  7,788
Software Spectrum, Inc.    -  1,059  -  -
Sound Advice, Inc.   -  -  -  649
Steel of West Virginia, Inc.   1,159  250  -  6,878
6. TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS PURCHASES SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Stephan Co.   $ 2,360 $ - $ 13 $ 6,089
Sterile Concepts Holdings   380  1,040  35  4,871
Stewart Information Services Corp.   -  -  58  11,151
Superior Energy Services, Inc.    -  -  -  451
Swift Energy Co.    -  909  -  -
Syds-Sonderjylland Holding   -  -  -  -
Syntellect, Inc.    -  -  -  2,333
Tay Homes PLC   -  -  172  4,235
Terra Mining AB   -  900  -  -
Transport Holdings, Inc. Class A   473  -  -  4,712
Travel Ports America    -  328  -  -
Unicomp, Inc.    -  -  -  1,566
Uni Select, Inc.   -  268  40  4,282
United Video, Inc.    -  252  -  1,692
Universal Health Services, Inc. Class B   -  1,148  -  50,972
USX-Delhi Group   -  -  62  6,756
Utah Medical Products, Inc.   -  720  -  16,073
Valley Forge Corp.    116  522  28  2,794
Varlen Corp.    2,937  4,221  33  -
Varsity Spirit Corp.    -  13  16  4,249
Vertex Communications Corp.    2,226  -  -  7,279
Warren Bancorp, Inc.   541  -  23  2,945
Watsco, Inc. Class A   -  -  11  5,423
Watsco, Inc. Class B   -  569  32  1,795
Wedco Technology, Inc.    -  -  -  2,680
Weston (Roy F.) Inc. Class A   -  -  -  2,043
Williams Clayton Energy, Inc.    -  -  -  1,560
World Fuel Services Corp.    2,712  -  69  13,289
Zoom Telephonics, Inc.    -  343  -  -
TOTALS  $ 59,157 $ 70,598 $ 2,414 $ 709,700
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
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Just make a selection from this record-ed menu:
PRESS
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1.
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2.
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requested Fidelity fund quotes.
3.
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Portfolios(registered trademark).
4.
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Identification Number (PIN).
5.
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representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
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BALANCES 1-800-544-7544
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PRESS
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1.
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dividends).
2.
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3.
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representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Joel Tillinghast, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Fidelity Fifty
Export Fund
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118

 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE